FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05387
                                    ----------

                          FRANKLIN MUTUAL SERIES FUNDS
                      --------------------------------------
               (Exact name of registrant as specified in charter)

             101 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078-2789
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   (210) 912-2100
                                                     ----------------
Date of fiscal year end:   12/31
                          -------

Date of reporting period:   9/30/09
                           --------

Item 1. Schedule of Investments.



Franklin Mutual Series Funds
MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                            SHARES/
                                                                                           WARRANTS/
                                                                           COUNTRY         CONTRACTS           VALUE
                                                                       --------------   ---------------   --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 84.6%
             AEROSPACE & DEFENSE 0.6%
             United Technologies Corp.                                  United States       492,510       $   30,008,634
                                                                                                          --------------
             AIRLINES 0.0%(a)
         (b) ACE Aviation Holdings Inc., A                                 Canada           195,060              918,743
         (b) Delta Air Lines Inc.                                       United States         3,090               27,687
      (b, c) Northwest Airlines Corp., Contingent Distribution          United States    35,952,000               21,571
                                                                                                          --------------
                                                                                                                 968,001
                                                                                                          --------------
             AUTO COMPONENTS 0.2%
   (b, c, d) Collins & Aikman Products Co., Contingent Distribution     United States     1,506,491               15,065
   (b, c, d) Dana Holding Corp., Contingent Distribution                United States    16,890,000                   --
      (b, e) IACNA Investor LLC                                         United States       225,943                2,259
   (b, e, f) International Automotive Components Group Brazil LLC          Brazil         2,846,329            3,035,815
   (b, e, f) International Automotive Components Group Japan LLC            Japan           378,194            1,256,250
   (b, e, f) International Automotive Components Group LLC               Luxembourg      10,149,082            3,258,870
   (b, e, f) International Automotive Components Group NA LLC, A        United States     6,469,827               54,347
                                                                                                          --------------
                                                                                                               7,622,606
                                                                                                          --------------
             AUTOMOBILES 0.5%
             Daimler AG                                                    Germany          444,830           22,531,761
                                                                                                          --------------
             BEVERAGES 4.2%
             Brown-Forman Corp., A                                      United States       308,260           15,742,838
             Brown-Forman Corp., B                                      United States       614,147           29,614,168
             Carlsberg AS, A                                               Denmark           74,900            5,491,548
             Carlsberg AS, B                                               Denmark          577,744           41,848,226
         (b) Dr. Pepper Snapple Group Inc.                              United States     1,544,830           44,413,862
             Lion Nathan Ltd.                                             Australia         888,124            8,969,076
             Pepsi Bottling Group Inc.                                  United States     1,058,200           38,560,808
             PepsiAmericas Inc.                                         United States       394,000           11,252,640
                                                                                                          --------------
                                                                                                             195,893,166
                                                                                                          --------------
             CAPITAL MARKETS 0.8%
             Deutsche Bank AG (EUR Traded)                                 Germany          286,432           22,198,596
             Deutsche Bank AG (USD Traded)                                 Germany           18,600            1,427,922
         (b) UBS AG                                                      Switzerland        794,779           14,544,624
                                                                                                          --------------
                                                                                                              38,171,142
                                                                                                          --------------
             CHEMICALS 0.1%
   (b, c, d) Dow Corning Corp., Contingent Distribution                 United States    23,723,548            3,149,637
                                                                                                          --------------
             COMMERCIAL BANKS 1.8%
         (b) Barclays PLC                                              United Kingdom     5,537,310           32,738,875
   (b, e, g) FE Capital Holdings Ltd.                                       Japan            35,242                   --
   (b, e, g) First Chicago Bancorp                                      United States     6,853,043            9,380,408
         (b) Intesa Sanpaolo SpA                                            Italy         7,552,024           33,396,709
             Intesa Sanpaolo SpA, di Risp                                   Italy         1,633,348            5,801,121
      (b, e) NCB Warrant Holdings Ltd., A                                   Japan           163,895                   --
                                                                                                          --------------
                                                                                                              81,317,113
                                                                                                          --------------
             COMMERCIAL SERVICES & SUPPLIES 0.0%(a)
         (b) Comdisco Holding Co. Inc.                                  United States         1,223               10,077
      (b, c) Comdisco Holding Co. Inc., Contingent Distribution         United States    49,575,000                   --
                                                                                                          --------------
                                                                                                                  10,077
                                                                                                          --------------
             COMPUTERS & PERIPHERALS 1.7%
   (b, e, g) DecisionOne Corp.                                          United States     1,142,353            1,473,635
   (b, e, g) DecisionOne Corp., wts., 6/08/17                           United States       627,237                   --
         (b) Dell Inc.                                                  United States     3,394,840           51,805,259
         (b) Sun Microsystems Inc.                                      United States     2,695,710           24,504,004
                                                                                                          --------------
                                                                                                              77,782,898
                                                                                                          --------------

     Quarterly Statement of Investments   See Notes to Statements of Investments

Franklin Mutual Series Funds
MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

             CONSUMER FINANCE 1.1%
(b, e, f, g) CB FIM Coinvestors LLC                                     United States    15,831,950       $   40,371,473
      (b, e) Cerberus CG Investor I LLC                                 United States    20,610,629            3,916,019
      (b, e) Cerberus CG Investor II LLC                                United States    20,610,629            3,916,020
      (b, e) Cerberus CG Investor III LLC                               United States    10,305,315            1,958,010
      (b, e) Cerberus FIM Investors Holdco LLC                          United States    19,805,560            1,614,153
                                                                                                          --------------
                                                                                                              51,775,675
                                                                                                          --------------
             CONTAINERS & PACKAGING 0.1%
             Temple-Inland Inc.                                         United States       155,394            2,551,569
                                                                                                          --------------
             DIVERSIFIED CONSUMER SERVICES 0.4%
             Hillenbrand Inc.                                           United States       889,128           18,111,537
                                                                                                          --------------
             DIVERSIFIED FINANCIAL SERVICES 0.7%
             Deutsche Boerse AG                                            Germany          407,001           33,257,734
      (b, c) Marconi Corp., Contingent Distribution                    United Kingdom    42,651,300                   --
                                                                                                          --------------
                                                                                                              33,257,734
                                                                                                          --------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 4.7%
      (b, e) AboveNet Inc.                                              United States       969,572           47,276,331
      (b, e) AboveNet Inc., stock grant, grant price $10.475,
                expiration date 9/09/13                                 United States           613               93,875
      (b, e) AboveNet Inc., stock grant, grant price $30, expiration
                date 9/07/18                                            United States           132                9,905
      (b, e) AboveNet Inc., wts., 9/08/10                               United States        19,829            1,388,030
             Cable & Wireless PLC                                      United Kingdom    13,679,025           31,410,518
   (b, c, d) Global Crossing Holdings Ltd., Contingent Distribution     United States    60,632,757                   --
                Koninklijke KPN NV                                       Netherlands      2,903,470           48,151,838
             Qwest Communications International Inc.                    United States     5,170,401           19,699,228
             Telefonica SA                                                  Spain         2,524,533           69,643,660
                                                                                                          --------------
                                                                                                             217,673,385
                                                                                                          --------------
             ELECTRIC UTILITIES 2.3%
             E.ON AG                                                       Germany        1,698,600           72,270,244
             Exelon Corp.                                               United States       675,843           33,535,330
                                                                                                          --------------
                                                                                                             105,805,574
                                                                                                          --------------
             ENERGY EQUIPMENT & SERVICES 3.1%
         (b) Exterran Holding Inc.                                      United States     2,848,874           67,632,269
         (b) Transocean Ltd.                                            United States       882,985           75,521,707
                                                                                                          --------------
                                                                                                             143,153,976
                                                                                                          --------------
             FOOD & STAPLES RETAILING 3.4%
             CVS Caremark Corp.                                         United States     2,868,194          102,509,254
             Kroger Co.                                                 United States     1,489,801           30,749,493
             SUPERVALU Inc.                                             United States     1,572,090           23,675,675
                                                                                                          --------------
                                                                                                             156,934,422
                                                                                                          --------------
             FOOD PRODUCTS 5.1%
             Cadbury PLC                                               United Kingdom     3,799,785           48,726,729
         (h) Danone                                                        France           766,246           46,166,671
         (g) Farmer Brothers Co.                                        United States     1,033,896           21,401,647
      (b, i) Marine Harvest                                                Norway        59,951,375           43,505,732
             Nestle SA                                                   Switzerland      1,752,350           74,651,530
                                                                                                          --------------
                                                                                                             234,452,309
                                                                                                          --------------
             HEALTH CARE PROVIDERS & SERVICES 2.7%
         (b) Community Health Systems Inc.                              United States     1,692,360           54,037,055
         (b) Kindred Healthcare Inc.                                    United States       826,139           13,408,236
         (b) Tenet Healthcare Corp.                                     United States     9,752,777           57,346,328
                                                                                                          --------------
                                                                                                             124,791,619
                                                                                                          --------------
             HOTELS, RESTAURANTS & LEISURE 0.1%
             Thomas Cook Group PLC                                     United Kingdom     1,568,091            5,825,825
         (b) Trump Entertainment Resorts Inc.                           United States       108,933               17,647
                                                                                                          --------------
                                                                                                               5,843,472
                                                                                                          --------------

Franklin Mutual Series Funds
MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.3%
             Constellation Energy Group                                 United States     1,852,156       $   59,954,290
                                                                                                          --------------
             INDUSTRIAL CONGLOMERATES 2.5%
         (f) Orkla ASA                                                     Norway         6,838,032           64,439,398
             Siemens AG                                                    Germany          562,130           52,423,115
                                                                                                          --------------
                                                                                                             116,862,513
                                                                                                          --------------
             INSURANCE 8.4%
             ACE Ltd.                                                   United States       869,890           46,504,320
         (b) Alleghany Corp.                                            United States       176,463           45,712,740
         (b) Berkshire Hathaway Inc., A                                 United States           741           74,841,000
   (b, c, d) Fortis, Contingent Distribution                               Belgium        2,978,030                   --
             Genworth Financial Inc., A                                 United States       312,300            3,731,985
      (b, e) Olympus Re Holdings Ltd.                                   United States       106,700              232,702
      (b, e) Symetra Financial                                          United States     4,450,920           69,434,352
             White Mountains Insurance Group Ltd.                       United States       383,121          117,621,978
             Zurich Financial Services AG                                Switzerland        114,650           27,263,385
                                                                                                          --------------
                                                                                                             385,342,462
                                                                                                          --------------
             IT SERVICES 2.5%
         (b) Alliance Data Systems Corp.                                United States     1,115,230           68,118,249
         (b) DST Systems Inc.                                           United States       769,749           34,484,755
         (b) Perot Systems Corp., A                                     United States       358,800           10,656,360
                                                                                                          --------------
                                                                                                             113,259,364
                                                                                                          --------------
             LEISURE EQUIPMENT & PRODUCTS 1.4%
             Eastman Kodak Co.                                          United States     4,062,175           19,417,197
             Mattel Inc.                                                United States     2,383,442           43,998,339
                                                                                                          --------------
                                                                                                              63,415,536
                                                                                                          --------------
             MACHINERY 0.0%
(b, e, f, g) Motor Coach Industries International Inc.                  United States         5,548                   --
                                                                                                          --------------
             MARINE 0.8%
             A.P. Moller - Maersk AS                                       Denmark            5,590           38,457,758
                                                                                                          --------------
             MEDIA 7.0%
         (b) Adelphia Recovery Trust                                    United States    48,268,724            1,206,718
      (b, c) Adelphia Recovery Trust, Arahova Contingent Value
                Vehicle, Contingent Distribution                        United States     6,161,087            1,263,023
      (b, c) Century Communications Corp., Contingent Distribution      United States    16,986,000                   --
             Comcast Corp., A                                           United States     3,265,185           52,504,175
             News Corp., A                                              United States    10,660,157          127,815,283
             Reed Elsevier PLC                                         United Kingdom       133,528              999,003
         (j) Time Warner Cable Inc.                                     United States     1,344,826           57,948,552
      (b, d) TVMAX Holdings Inc.                                        United States       133,855                   --
             Virgin Media Inc.                                         United Kingdom     5,915,097           82,338,150
                                                                                                          --------------
                                                                                                             324,074,904
                                                                                                          --------------
             METALS & MINING 0.1%
   (b, e, g) PMG LLC                                                    United States        29,737            2,542,518
                                                                                                          --------------
             MULTI-UTILITIES 0.0%
      (b, c) NorthWestern Corp., Contingent Distribution                United States    11,805,000                   --
                                                                                                          --------------
             OFFICE ELECTRONICS 0.3%
             Xerox Corp.                                                United States     1,515,700           11,731,518
                                                                                                          --------------
             OIL & GAS & CONSUMABLE FUELS 0.3%
             Noble Energy Inc.                                          United States       213,490           14,081,800
                                                                                                          --------------
             PAPER & FOREST PRODUCTS 3.9%
         (b) Domtar Corp.                                               United States     1,482,445           52,211,713
             MeadWestvaco Corp.                                         United States     1,560,233           34,808,798

Franklin Mutual Series Funds
MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

             Weyerhaeuser Co.                                           United States     2,583,085       $   94,670,065
                                                                                                          --------------
                                                                                                             181,690,576
                                                                                                          --------------
             PHARMACEUTICALS 7.3%
             Novartis AG                                                 Switzerland      1,185,468           59,296,272
             Schering-Plough Corp.                                      United States     3,783,795          106,892,209
             Wyeth                                                      United States     3,479,520          169,035,082
                                                                                                          --------------
                                                                                                             335,223,563
                                                                                                          --------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) 0.3%
             Alexander's Inc.                                           United States        38,800           11,480,144
             Ventas Inc.                                                United States        29,753            1,145,490
                                                                                                          --------------
                                                                                                              12,625,634
                                                                                                          --------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT 1.3%
      (b, d) Canary Wharf Group PLC                                    United Kingdom    10,069,634           37,652,406
         (b) The St. Joe Co.                                            United States       726,998           21,170,182
                                                                                                          --------------
                                                                                                              58,822,588
                                                                                                          --------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.3%
         (b) LSI Corp.                                                  United States    10,548,673           57,912,215
                                                                                                          --------------
             SOFTWARE 3.0%
             Microsoft Corp.                                            United States     5,346,840          138,429,688
                                                                                                          --------------
             THRIFTS & MORTGAGE FINANCE 0.3%
             Washington Federal Inc.                                    United States       731,500           12,333,090
                                                                                                          --------------
             TOBACCO 8.3%
             Altria Group Inc.                                          United States     4,717,888           84,025,585
             British American Tobacco PLC                              United Kingdom     2,620,106           82,186,853
             Imperial Tobacco Group PLC                                United Kingdom     3,583,024          103,516,919
             Japan Tobacco Inc.                                             Japan            12,406           42,571,979
             KT&G Corp.                                                  South Korea         69,985            4,247,284
             Lorillard Inc.                                             United States       652,700           48,495,610
             Reynolds American Inc.                                     United States       443,764           19,756,373
                                                                                                          --------------
                                                                                                             384,800,603
                                                                                                          --------------
             TRANSPORTATION INFRASTRUCTURE 0.0%(a)
             Groupe Eurotunnel SA                                          France            74,641              763,468
                                                                                                          --------------
             WIRELESS TELECOMMUNICATION SERVICES 0.7%
             Vodafone Group PLC                                        United Kingdom    14,947,577           33,487,444
                                                                                                          --------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
                (COST $3,619,489,501)                                                                      3,897,617,839
                                                                                                          --------------
             PREFERRED STOCKS 0.6%
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(a)
      (b, e) PTV Inc., 10.00%, pfd., A                                 United Kingdom       114,246               14,852
                                                                                                          --------------
             MACHINERY 0.6%
   (e, f, g) Motor Coach Industries International Inc., pfd.            United States        40,786           25,168,121
                                                                                                          --------------
             TOTAL PREFERRED STOCKS (COST $40,857,807)                                                        25,182,973
                                                                                                          --------------
             OPTIONS PURCHASED 0.0%(a)
             PUT OPTIONS 0.0%(a)
         (b) S&P 500 Index, exercise price $775, expiration date
                12/19/09                                                United States         1,525              442,250
         (b) S&P 500 Index, exercise price $800, expiration date
                12/19/09                                                United States         1,533              582,540
                                                                                                          --------------
             TOTAL OPTIONS PURCHASED (COST $18,771,603)                                                        1,024,790
                                                                                                          --------------

Franklin Mutual Series Funds
MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

                                                                                         PRINCIPAL (k)
                                                                                             AMOUNT
                                                                                        ---------------
             CORPORATE BONDS, NOTES & SENIOR FLOATING RATE
                INTERESTS 4.2%
             American General Finance Corp.,
                5.85%, 6/01/13                                          United States     1,283,000       $      985,023
                senior note, J, 6.90%, 12/15/17                         United States    17,960,000           12,650,575
         (l) Calpine Corp., Exit Term Loan, FRN, 3.165%, 3/29/14        United States    11,498,793           10,511,334
      (e, m) Cerberus CG Investor I LLC, 12.00%, 7/31/14                United States    18,089,600            3,437,024
      (e, m) Cerberus CG Investor II LLC, 12.00%, 7/31/14               United States    18,089,600            3,437,024
      (e, m) Cerberus CG Investor III LLC, 12.00%, 7/31/14              United States     9,044,800            1,718,512
      (e, m) Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13        United States    58,615,106            4,777,131
             CIT Group Inc.,
         (l)    New Term Loan, FRN, 13.00%, 1/20/12                     United States     6,998,000            7,199,192
                senior bond, 6.00%, 4/01/36                             United States     4,387,000            2,544,460
                senior note, 4.75%, 12/15/10                            United States     2,674,000            1,847,710
                senior note, 5.60%, 4/27/11                             United States     2,817,000            1,918,746
                senior note, 5.40%, 2/13/12                             United States     3,353,000            2,201,855
                senior note, 7.625%, 11/30/12                           United States     7,713,000            5,027,927
                senior note, 5.80%, 10/01/36                            United States    10,970,000            6,590,228
         (l)    senior note, FRN, 0.773%, 11/03/10                      United States     1,969,000            1,360,475
         (g) DecisionOne Corp.,
         (e)    senior secured note, 15.00%, 11/30/13                   United States     1,506,168            1,789,734
         (d)    Term Loan B, 15.00%, 8/29/13                            United States       263,440              313,037
         (l) First Data Corp., Term Loan, FRN,
                B-1, 2.996%, 9/24/14                                    United States    27,805,713           24,044,212
                B-2, 3.036%, 9/24/14                                    United States     6,856,238            5,920,094
                B-3, 3.036%, 9/24/14                                    United States     1,716,584            1,481,012
             Groupe Eurotunnel SA, cvt., sub. bond, NRS I, T3,
                3.00%, 7/28/10                                             France         5,574,500 EUR       11,010,668
                3.00%, 7/28/10                                             France         5,182,586 GBP       13,250,422
         (n) Indianapolis Downs LLC, 144A,
                senior secured note, 11.00%, 11/01/12                   United States     6,400,000            3,808,000
         (o)    senior secured sub. note, PIK, 15.50%, 11/01/13         United States    27,032,056           11,488,624
   (d, f, l) International Automotive Components Group NA Inc.,
                Revolver, FRN, 6.25%, 1/18/14                           United States     1,283,013            1,283,013
   (e, f, m) International Automotive Components Group NA LLC,
                9.00%, 4/01/17                                          United States     1,947,800            1,673,931
             Realogy Corp.,
      (l, p)    Delayed Draw Term B Loan, FRN, 3.254%, 10/10/13         United States    14,969,697           12,791,068
      (l, p)    Initial Term Loan B, FRN, 3.254%, 10/10/13              United States    12,925,369           11,044,263
                Second Lien Tranche A Term Loan, 13.50%, 10/15/17       United States     1,639,000            1,710,706
      (l, p)    Synthetic Letter of Credit, FRN, 0.161%, 10/10/13       United States     3,479,866            2,973,420
         (l) Texas Competitive Electric Holdings Co. LLC, FRN,
                Initial Tranche B-1 Term Loan, 3.754%, 10/10/14         United States    21,834,202           17,336,356
                Tranche B-3 Term Loan, 3.754%, 10/10/14                 United States     5,120,069            4,044,855
                Tranche B-2 Term Loan, 3.754%, 10/10/14                 United States     3,407,628            2,706,509
      (d, o) TVMAX Holdings Inc., PIK,
                11.50%, 12/31/09                                        United States       742,968              186,795
                14.00%, 12/31/09                                        United States     1,098,700              257,462
                                                                                                          --------------
             TOTAL CORPORATE BONDS, NOTES & SENIOR FLOATING RATE
                INTERESTS (COST $299,497,380)                                                                195,321,397
                                                                                                          --------------
             CORPORATE BONDS, NOTES & SENIOR FLOATING RATE INTERESTS
                IN REORGANIZATION 0.7%
         (l) Charter Communications Operating LLC, FRN,
                Incremental Term Loan, 9.25%, 3/06/14                   United States     5,111,309            5,176,478
                Term Loan B, 6.25%, 3/06/14                             United States    29,666,126           28,411,486
      (d, m) Safety Kleen Services, senior sub. note, 9.25%, 6/01/08    United States        50,000                  250
                                                                                                          --------------
             TOTAL CORPORATE BONDS, NOTES & SENIOR FLOATING RATE
                INTERESTS IN REORGANIZATION (COST $26,333,735)                                                33,588,214
                                                                                                          --------------

Franklin Mutual Series Funds
MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

             SHORT TERM INVESTMENTS 9.6%
             SENIOR FLOATING RATE INTERESTS (COST $654,044) 0.0% (a)
         (l) Lyondell Chemical Co., DIP Delayed Draw Term Loan, FRN,
                13.00%, 12/15/09                                        United States       641,032       $      669,719
                                                                                                          --------------

                                                                                         PRINCIPAL (k)
                                                                                             AMOUNT
                                                                                        ---------------
             U.S. GOVERNMENT AND AGENCY SECURITIES 8.6%
         (q) FHLB, 10/01/09                                             United States    12,500,000           12,500,000
      (j, q) U.S. Treasury Bills, 10/01/09 - 3/18/10                    United States   382,000,000          381,918,694
                                                                                                          --------------
             TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST
                $394,291,979)                                                                                394,418,694
                                                                                                          --------------
             TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND REPURCHASE AGREEMENTS (COST
                $4,399,896,049)                                                                            4,547,823,626
                                                                                                          --------------
             REPURCHASE AGREEMENTS (COST $43,600,000) 0.9%
         (r) Credit Suisse Securities (USA) LLC, 0.03%, 10/01/09
                (Maturity Value $43,600,045)
                Collateralized by (q)U.S. Treasury Bills, 12/24/09      United States    43,600,000           43,600,000
                                                                                                          --------------

                                                                                             SHARES
                                                                                        ---------------
             INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
                SECURITIES 0.1%
             MONEY MARKET FUNDS 0.1%
         (s) Bank of New York Institutional Cash Reserve Fund,
                Series A, 0.08%                                         United States     3,610,000            3,610,000
         (b) Bank of New York Institutional Cash Reserve Fund,
                Series B                                                United States        64,179               51,343
                                                                                                          --------------
             TOTAL MONEY MARKET FUNDS (COST $3,674,179)                                                        3,661,343
                                                                                                          --------------
             TOTAL INVESTMENTS (COST $4,447,170,228) 99.7%                                                 4,595,084,969
             OPTIONS WRITTEN (0.0)% (a)                                                                       (1,014,982)
             SECURITIES SOLD SHORT (2.4)%                                                                   (111,561,990)
             OTHER ASSETS, LESS LIABILITIES 2.7%                                                             124,503,977
                                                                                                          --------------
             NET ASSETS 100.0%                                                                            $4,607,011,974
                                                                                                          --------------

                                                                                           CONTRACTS
                                                                                        ---------------
             OPTIONS WRITTEN (PREMIUMS RECEIVED $932,291) 0.0%(a)
             CALL OPTIONS 0.0%(a)
             FOOD PRODUCTS 0.0%(a)
             Danone, Jun. 41.52 Calls, 6/18/10                             France           200,000       $    1,014,982
                                                                                                          --------------
             SECURITIES SOLD SHORT 2.4%

                                                                                             SHARES
                                                                                        ---------------
             PHARMACEUTICALS 2.4%
             Merck & Co. Inc.                                           United States     2,182,115       $   69,020,297
             Pfizer Inc.                                                United States     2,570,495           42,541,692
                                                                                                          --------------
             TOTAL SECURITIES SOLD SHORT (PROCEEDS $100,542,895)                                          $  111,561,990
                                                                                                          --------------

Franklin Mutual Series Funds
MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

(a)  Rounds to less than 0.1% of net assets.

(b)  Non-income producing.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2009, the aggregate value of these securities was $42,857,665, representing 0.93% of net assets.

(e)  See Note 5 regarding restricted securities.

(f)  See Note 7 regarding other considerations.

(g)  See Note 6 regarding holdings of 5% voting securities.

(h) A portion or all of the security is held in connection with written option contracts open at period end.

(i)  A portion or all of the security is on loan at September 30, 2009.

(j) Security or a portion of the security has been segregated as collateral for securities sold short, open forwards contracts and open option contracts. At September 30, 2009, the value of securities and or cash pledged amounted to $ 129,036,812.

(k)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(l)  The coupon rate shown represents the rate at period end.

(m) Defaulted security or security for which income has been deemed uncollectible.

(n) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2009, the aggregate value of these securities was $15,296,624, representing 0.33% of net assets.

(o)  Income may be received in additional securities and/or cash.

(p)  A portion or all of the security purchased on a delayed delivery basis.

(q)  The security is traded on a discount basis with no stated coupon rate.

(r) At September 30, 2009, all repurchase agreements had been entered into on that date.

(s)  The rate shown is the annualized seven-day yield at period end.

Franklin Mutual Series Funds
MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

At September 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                            CONTRACT    SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY            COUNTERPARTY   TYPE      QUANTITY        AMOUNT        DATE      APPRECIATION   DEPRECIATION
--------            ------------   ----   -------------   -----------   ----------   ------------   ------------
British Pound       DBFX           Sell       3,000,000   $ 4,875,000    10/13/09    $     81,433   $         --
British Pound       BBU            Sell       4,500,000     7,303,500    10/13/09         113,150             --
British Pound       SSBT           Sell      13,222,931    21,913,042    10/13/09         784,708             --
British Pound       BANT           Sell      38,747,118    64,487,991    10/13/09       2,575,694             --
Euro                BBU            Sell      33,780,000    48,135,652    10/13/09              --     (1,287,470)
Euro                DBFX           Sell      25,661,773    36,570,641    10/13/09              --       (974,798)
Euro                SSBT           Sell       8,966,034    13,033,846    10/13/09              --        (84,254)
Euro                BANT           Sell         820,000     1,160,550    10/13/09              --        (39,182)
South Korean Won    BANT           Sell   1,937,833,400     1,545,935    10/13/09              --       (100,910)
South Korean Won    BBU            Sell     437,690,000       345,000    10/13/09              --        (26,966)
Japanese Yen        SSBT           Sell   2,295,049,270    23,229,244    10/20/09              --     (2,344,340)
Japanese Yen        HSBC           Sell     273,687,000     2,900,000    10/20/09              --       (149,676)
Japanese Yen        AESX           Sell     195,724,638     2,040,000    10/20/09              --       (140,947)
Japanese Yen        BBU            Sell     288,517,420     3,090,000    10/20/09              --       (124,931)
Japanese Yen        DBFX           Sell      92,840,300       980,000    10/20/09              --        (54,513)
Japanese Yen        BANT           Sell      47,767,500       500,000    10/20/09              --        (32,270)
Japanese Yen        SSBT           Buy      178,000,000     1,808,135    10/20/09         175,308             --
Japanese Yen        BANT           Buy      235,338,800     2,480,000    10/20/09         142,365             --
Japanese Yen        DBFX           Buy       92,352,000     1,000,000    10/20/09          29,072             --
Danish Krone        HAND           Sell     295,620,243    51,883,381    10/23/09              --     (6,203,532)
Danish Krone        BANT           Sell      25,538,372     4,568,409    10/23/09              --       (449,668)
Danish Krone        BBU            Sell      14,621,320     2,670,000    10/23/09              --       (202,967)
Danish Krone        SSBT           Sell       1,000,000       179,888    10/23/09              --        (16,603)
Danish Krone        SSBT           Buy       92,688,910    15,898,923    10/23/09       2,313,675             --
Danish Krone        HAND           Buy       11,449,373     2,050,000    10/23/09         199,706             --
Danish Krone        BBU            Buy        4,760,100       900,000    10/23/09          35,320             --
Canadian Dollar     SSBT           Sell       1,344,160     1,241,833    10/30/09              --        (14,398)
Canadian Dollar     SSBT           Buy          341,011       318,858    10/30/09              --           (155)
Euro                SSBT           Sell      35,711,624    52,051,436    10/30/09              --       (197,276)
Euro                BANT           Sell       5,232,325     7,643,331    10/30/09              --        (11,943)
Euro                DBFX           Sell       3,295,000     4,822,335    10/30/09           1,509             --
Euro                BBU            Sell       3,480,000     5,096,120    10/30/09           4,626             --
British Pound       SSBT           Sell      18,348,927    30,094,545    11/12/09         778,806             --
British Pound       DBFX           Sell      47,950,000    79,448,483    11/12/09       2,839,663             --
British Pound       HAND           Sell       1,780,000     2,945,482    11/12/09         101,609             --
British Pound       BANT           Sell      23,295,794    38,381,463    11/12/09       1,162,207             --
Euro                SSBT           Sell      55,076,663    78,258,168    11/13/09              --     (2,321,777)
Euro                BANT           Sell       9,837,104    12,670,190    11/13/09              --     (1,721,991)
Euro                HSBC           Sell       3,290,000     4,402,990    11/13/09              --       (410,447)

Franklin Mutual Series Funds
MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Euro                HAND           Sell       1,220,000     1,728,733    11/13/09              --        (56,189)
Euro                DBFX           Sell       1,220,000     1,736,091    11/13/09              --        (48,831)
Norwegian Krone     HAND           Sell     275,407,364    46,131,045    11/16/09              --     (1,462,612)
Norwegian Krone     BBU            Sell     269,831,348    45,285,113    11/16/09              --     (1,344,941)
Norwegian Krone     DBFX           Sell      11,293,260     1,920,000    11/16/09              --        (31,609)
Australian Dollar   SSBT           Sell       9,435,416     8,057,845    11/17/09              --       (231,410)
Australian Dollar   BANT           Buy          291,290       251,188    11/17/09           4,718             --
Euro                BBU            Sell      64,177,672    90,532,119    11/30/09              --     (3,361,197)
Euro                BONY           Sell       5,524,000     7,667,864    11/30/09              --       (413,867)
Euro                SSBT           Sell         991,431     1,375,918    11/30/09              --        (74,567)
Euro                BBU            Sell       3,140,000     4,608,579     1/14/10          15,228             --
British Pound       BBU            Sell       2,150,000     3,561,176     2/10/10         126,594             --
British Pound       DBFX           Sell      58,610,000    96,816,700     2/10/10       3,188,411             --
British Pound       SSBT           Sell         163,948       270,808     2/10/10           8,904             --
Swiss Franc         DBFX           Sell      38,433,772    36,184,706     5/10/10              --       (979,556)
Swiss Franc         SSBT           Sell      36,000,000    33,898,305     5/10/10              --       (912,575)
Swiss Franc         BBU            Sell      23,169,651    21,862,006     5/10/10              --       (542,326)
Swiss Franc         BANT           Sell      14,208,194    13,451,451     5/10/10              --       (287,431)
Swiss Franc         AESX           Sell         186,424       180,000     5/10/10              --           (266)
                                                                                     ------------   ------------
   Unrealized appreciation (depreciation)                                              14,682,706    (26,658,391)
                                                                                     ------------   ------------
      Net unrealized appreciation (depreciation)                                                    $(11,975,685)
                                                                                                    ============

Franklin Mutual Series Funds
MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

COUNTERPARTY

AESX   Credit Suisse International
BANT   Bank of America N.A.
BBU    Barclays Bank
BONY   Bank of New York Mellon
DBFX   Deutsche Bank AG
HAND   Svenska Handelsbanken
HSBC   HSBC Bank USA
SSBT   State Street Bank and Trust Co., N.A.

CURRENCY

EUR    Euro
GBP    British Pound
USD    U.S. Dollar

SELECTED PORTFOLIO

DIP    Debtor-In-Possession
FHLB   Federal Home Loan Bank
FRN    Floating Rate Note
PIK    Payment-In-Kind

Franklin Mutual Series Funds
MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                            SHARES/
                                                                                           WARRANTS/
                                                                                           CONTRACTS/
                                                                           COUNTRY           RIGHTS            VALUE
                                                                       --------------   ---------------   --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 92.8%
             AIR FREIGHT & LOGISTICS 1.0%
             TNT NV                                                      Netherlands        745,833       $   20,013,126
                                                                                                          --------------
             AUTOMOBILES 2.0%
             Daimler AG                                                    Germany          799,197           40,481,343
                                                                                                          --------------
             BEVERAGES 2.0%
             Carlsberg AS, A                                               Denmark           28,600            2,096,906
             Carlsberg AS, B                                               Denmark          268,482           19,447,187
             Pernod Ricard SA                                              France           229,123           18,192,924
                                                                                                          --------------
                                                                                                              39,737,017
                                                                                                          --------------
             CAPITAL MARKETS 2.5%
             Deutsche Bank AG (EUR Traded)                                 Germany          273,668           21,209,381
             Deutsche Bank AG (USD Traded)                                 Germany            8,000              614,160
             Man Group PLC                                             United Kingdom     4,098,920           21,686,617
         (a) UBS AG                                                      Switzerland        335,916            6,147,334
                                                                                                          --------------
                                                                                                              49,657,492
                                                                                                          --------------
             CHEMICALS 3.6%
             BASF SE                                                       Germany          280,668           14,922,852
             Linde AG                                                      Germany          356,398           38,628,712
             Sika AG                                                     Switzerland          8,141           10,987,130
             Symrise AG                                                    Germany          483,661            9,220,606
                                                                                                          --------------
                                                                                                              73,759,300
                                                                                                          --------------
             COMMERCIAL BANKS 9.8%
         (a) Allied Irish Banks PLC                                        Ireland        7,840,974           36,791,117
         (a) Bank of Ireland                                               Ireland        3,244,800           16,236,336
         (a) Barclays PLC                                              United Kingdom     6,548,817           38,719,324
             BNP Paribas                                                   France           359,617           28,728,097
         (a) BNP Paribas, rts., 10/13/09                                   France           359,617              778,710
         (a) Intesa Sanpaolo SpA                                            Italy        11,122,914           49,187,969
             Intesa Sanpaolo SpA, di Risp                                   Italy           216,893              770,334
         (a) KBC Groep NV                                                  Belgium          538,920           27,065,051
                                                                                                          --------------
                                                                                                             198,276,938
                                                                                                          --------------
             CONSTRUCTION MATERIALS 3.2%
             CRH PLC                                                       Ireland        1,475,045           40,799,604
             SA des Ciments Vicat                                          France           324,665           24,857,658
                                                                                                          --------------
                                                                                                              65,657,262
                                                                                                          --------------
             DIVERSIFIED FINANCIAL SERVICES 3.9%
             Deutsche Boerse AG                                            Germany          461,140           37,681,655
             Guinness Peat Group PLC                                   United Kingdom    11,324,011            7,114,542
             Investor AB, B                                                Sweden         1,655,015           30,208,151
      (a, b) Marconi Corp., Contingent Distribution                    United Kingdom    28,582,000                   --
             Oslo Bors VPS Holding ASA                                     Norway           340,000            3,236,414
                                                                                                          --------------
                                                                                                              78,240,762
                                                                                                          --------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 5.6%
      (a, c) AboveNet Inc.                                              United States       184,695            9,005,728
      (a, c) AboveNet Inc., stock grant, grant price
                $10.475, expiration date 9/09/13                        United States           117               17,918
      (a, c) AboveNet Inc., stock grant, grant price
                $30, expiration date 9/07/18                            United States            25                1,876
      (a, c) AboveNet Inc., wts., 9/08/10                               United States         3,781              264,670
             Cable & Wireless PLC                                      United Kingdom     7,699,315           17,679,584
             Koninklijke KPN NV                                          Netherlands      2,712,552           44,985,608
             Telefonica SA                                                  Spain         1,490,274           41,111,816
                                                                                                          --------------
                                                                                                             113,067,200
                                                                                                          --------------

     Quarterly Statement of Investments   See Notes to Statements of Investments

Franklin Mutual Series Funds
MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

             ELECTRIC UTILITIES 2.5%
             E.ON AG                                                       Germany        1,189,790       $   50,621,932
                                                                                                          --------------
             ENERGY EQUIPMENT & SERVICES 1.2%
             Bourbon SA                                                    France           411,033           18,943,544
         (a) Compagnie Generale de Geophysique SA                          France           236,970            5,528,304
                                                                                                          --------------
                                                                                                              24,471,848
                                                                                                          --------------
             FOOD & STAPLES RETAILING 3.4%
             Carrefour SA                                                  France           846,724           38,404,097
             Koninklijke Ahold NV                                        Netherlands      2,583,260           31,068,046
                                                                                                          --------------
                                                                                                              69,472,143
                                                                                                          --------------
             FOOD PRODUCTS 8.5%
             Cadbury PLC                                               United Kingdom     3,887,443           49,850,815
             CSM NV                                                      Netherlands        855,093           21,581,243
             Danone                                                        France           687,120           41,399,294
             Nestle SA                                                   Switzerland      1,142,370           48,665,888
             Rieber & Son ASA                                              Norway         1,548,350           10,852,920
                                                                                                          --------------
                                                                                                             172,350,160
                                                                                                          --------------
             HEALTH CARE PROVIDERS & SERVICES 1.4%
             Rhoen-Klinikum AG                                             Germany        1,106,874           28,162,536
                                                                                                          --------------
             HOTELS, RESTAURANTS & LEISURE 1.2%
             Accor SA                                                      France           442,231           24,612,951
                                                                                                          --------------
             HOUSEHOLD DURABLES 1.5%
         (a) Berkeley Group Holdings PLC                               United Kingdom     2,172,166           30,735,818
                                                                                                          --------------
             INDUSTRIAL CONGLOMERATES 3.1%
         (d) Orkla ASA                                                     Norway         2,445,205           23,042,819
             Siemens AG                                                    Germany          428,734           39,982,872
                                                                                                          --------------
                                                                                                              63,025,691
                                                                                                          --------------
             INSURANCE 6.1%
             AXA SA                                                        France         1,306,051           35,351,339
             Brit Insurance Holdings PLC                               United Kingdom     2,935,220            9,558,902
             Lancashire Holdings Ltd.                                  United Kingdom     1,475,829           12,039,127
      (a, c) Olympus Re Holdings Ltd.                                   United States        16,080               35,069
         (e) White Mountains Insurance Group Ltd.                       United States        57,372           17,613,778
             Zurich Financial Services AG                                Switzerland        204,810           48,703,130
                                                                                                          --------------
                                                                                                             123,301,345
                                                                                                          --------------
             MACHINERY 3.1%
             Demag Cranes AG                                               Germany          199,739            7,171,524
             Schindler Holding AG, PC                                    Switzerland        436,902           29,945,868
             Schindler Holding AG, Registered                            Switzerland        352,315           24,810,915
                                                                                                          --------------
                                                                                                              61,928,307
                                                                                                          --------------
             MARINE 2.0%
             A.P. Moller - Maersk AS                                       Denmark            5,993           41,230,294
                                                                                                          --------------
             MEDIA 4.4%
             Eutelsat Communications                                       France         1,385,417           42,100,864
             Reed Elsevier PLC                                         United Kingdom     2,593,065           19,400,280
             Vivendi SA                                                    France           865,849           26,786,986
                                                                                                          --------------
                                                                                                              88,288,130
                                                                                                          --------------
             METALS & MINING 1.5%
         (a) Anglo American PLC                                        United Kingdom       645,396           20,548,863
      (a, f) Globe Specialty Metals Inc., 144A                          United States     1,144,811           10,326,195
                                                                                                          --------------
                                                                                                              30,875,058
                                                                                                          --------------
             MULTI-UTILITIES 4.8%
             GDF Suez                                                      France         1,110,492           49,303,366
             RWE AG                                                        Germany          434,224           40,456,739

Franklin Mutual Series Funds
MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

             Suez Environnement SA                                         France           309,885       $    7,077,461
                                                                                                          --------------
                                                                                                              96,837,566
                                                                                                          --------------
             OIL, GAS & CONSUMABLE FUELS 6.1%
             Eni SpA                                                        Italy         1,601,915           40,031,451
   (a, c, g) Euro Wagon LP                                             Jersey Islands    16,127,149           10,935,442
             Royal Dutch Shell PLC, A                                  United Kingdom     1,210,903           34,636,190
             Total SA, B                                                   France           646,123           38,385,634
                                                                                                          --------------
                                                                                                             123,988,717
                                                                                                          --------------
             PHARMACEUTICALS 1.5%
             GlaxoSmithKline PLC                                       United Kingdom       523,253           10,284,425
             Novartis AG                                                 Switzerland        410,794           20,547,626
                                                                                                          --------------
                                                                                                              30,832,051
                                                                                                          --------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT 1.0%
      (a, h) Canary Wharf Group PLC                                    United Kingdom       192,100              718,301
             Jelmoli Holding AG                                          Switzerland         44,220           19,025,776
                                                                                                          --------------
                                                                                                              19,744,077
                                                                                                          --------------
             TOBACCO 3.9%
             British American Tobacco PLC                              United Kingdom     1,640,605           51,462,102
             Imperial Tobacco Group PLC                                United Kingdom       948,984           27,417,037
                                                                                                          --------------
                                                                                                              78,879,139
                                                                                                          --------------
             TRANSPORTATION INFRASTRUCTURE 0.0%(i)
             Groupe Eurotunnel SA                                          France            24,187              247,398
                                                                                                          --------------
             WIRELESS TELECOMMUNICATION SERVICES 2.0%
             Vodafone Group PLC                                        United Kingdom    18,202,161           40,778,773
                                                                                                          --------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
                (COST $1,414,547,045)                                                                      1,879,274,374
                                                                                                          --------------
             PREFERRED STOCKS 1.7%
             AUTOMOBILES 1.7%
             Porsche Automobile Holding SE, pfd.                           Germany          455,502           35,934,712
                                                                                                          --------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(i)
      (a, c) PTV Inc., 10.00%, pfd., A                                 United Kingdom        46,841                6,089
                                                                                                          --------------
             TOTAL PREFERRED STOCKS (COST $24,853,299)                                                        35,940,801
                                                                                                          --------------

                                                                                           PRINCIPAL
                                                                                           AMOUNT (j)
                                                                                        ---------------
             CORPORATE BONDS & NOTES 0.7%
             Groupe Eurotunnel SA, cvt., sub. bond, NRS I, T3,
                3.00%, 7/28/10                                             France         3,439,700 EUR        6,794,044
                3.00%, 7/28/10                                             France         2,751,256 GBP        7,034,192
                                                                                                          --------------
             TOTAL CORPORATE BONDS & NOTES (COST $20,693,002)                                                 13,828,236
                                                                                                          --------------
             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
                (COST $1,460,093,346)                                                                      1,929,043,411
                                                                                                          --------------
             SHORT TERM INVESTMENTS 3.8%
             FOREIGN GOVERNMENT SECURITIES (COST $13,647,577) 0.7%
         (k) German Treasury Bills, 11/18/2009                             Germany       10,000,000 EUR       14,625,006
                                                                                                          --------------
             U.S. GOVERNMENT AND AGENCY SECURITIES 1.4%
         (k) FHLB, 10/01/09                                             United States     7,500,000            7,500,000
      (e, k) U.S. Treasury Bills, 10/15/09 - 1/07/10                    United States    20,000,000           19,998,324
                                                                                                          --------------

Franklin Mutual Series Funds
MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

             TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
                (COST $27,496,163)                                                                        $   27,498,324
             TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND
                REPURCHASE AGREEMENTS (COST $1,501,237,086)                                                1,971,166,741
                                                                                                          --------------

                                                                                            SHARES
                                                                                        ---------------
             MONEY MARKET FUNDS (COST $61,865) 0.0%(i)
         (a) Bank of New York Institutional Cash Reserve Fund,
                Series B                                                United States        61,865               49,492
                                                                                                          --------------

                                                                                           PRINCIPAL
                                                                                           AMOUNT (j)
                                                                                        ---------------
         (l) REPURCHASE AGREEMENTS (COST $34,900,000) 1.7%
             Credit Suisse Securities (USA) LLC 0.03%, 10/01/09
                (Maturity Value $34,900,029)
                Collateralized by (k) U.S. Treasury Bills, 12/24/09     United States    34,900,000           34,900,000
                                                                                                          --------------
             TOTAL INVESTMENTS (COST $1,536,198,951) 99.0%                                                 2,006,116,233
             OTHER ASSETS, LESS LIABILITIES 1.0%                                                              19,376,266
                                                                                                          --------------
             NET ASSETS 100.0%                                                                            $2,025,492,499
                                                                                                          ==============

(a)  Non-income producing.

(b) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c)  See Note 5 regarding restricted securities.

(d)  See Note 7 regarding other considerations.

(e) Security or a portion of the security has been segregated as collateral for open forward contracts. At September 30, 2009, the value of securities and/or cash pledged amounted to $3,746,035.

(f) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2009, the value of this security was $10,326,195, representing 0.51% of net assets.

(g)  See Note 6 regarding holdings of 5% voting securities.

(h) Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2009, the value of this security was $718,301, representing 0.04% of net assets.

(i)  Rounds to less than 0.1% of net assets.

(j)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(k)  The security is traded on a discount basis with no stated coupon rate.

(l) At September 30, 2009, all repurchase agreements had been entered into on that date.

Franklin Mutual Series Funds
MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

At September 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                           CONTRACT     SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY             COUNTERPARTY   TYPE     QUANTITY       AMOUNT         DATE      APPRECIATION   DEPRECIATION
--------             ------------   ----   -----------   ------------   ----------   ------------   ------------
British Pound        DBFX           Sell    22,800,000   $ 37,050,000    10/13/09    $    618,894   $         --
British Pound        BBU            Sell    34,200,000     55,506,600    10/13/09         859,941             --
British Pound        SSBT           Sell    19,495,636     32,308,168    10/13/09       1,156,958             --
Euro                 BBU            Sell   122,900,000    170,954,300    10/13/09              --     (8,859,249)
Euro                 DBFX           Sell    41,698,523     59,404,342    10/13/09              --     (1,604,279)
Euro                 SSBT           Sell     1,480,782      2,018,440    10/13/09              --       (148,076)
Euro                 SSBT           Buy      4,761,533      6,871,856    10/13/09          94,687             --
Danish Krone         HAND           Sell   171,707,908     30,186,019    10/23/09              --     (3,553,153)
Danish Krone         BANT           Sell    12,901,291      2,307,811    10/23/09              --       (227,185)
Danish Krone         SSBT           Sell     5,857,291      1,002,635    10/23/09              --       (148,274)
Danish Krone         BBU            Sell     7,338,056      1,340,000    10/23/09              --       (101,867)
Danish Krone         HAND           Buy     15,660,654      2,802,627    10/23/09         271,129             --
Danish Krone         SSBT           Buy     68,183,021     11,851,606    10/23/09       1,545,789             --
Danish Krone         BBU            Buy        581,790        110,000    10/23/09           4,317             --
Danish Krone         BANT           Buy      3,800,000        711,810    10/23/09          34,858             --
Euro                 BBU            Sell    50,000,000     71,183,750    10/30/09              --     (1,969,899)
Euro                 SSBT           Sell    89,531,530    130,491,310    10/30/09              --       (499,854)
British Pound        SSBT           Buy      4,906,100      7,826,015    11/12/09          12,370             --
British Pound        SSBT           Sell    22,938,248     37,752,548    11/12/09       1,104,538             --
British Pound        DBFX           Sell    26,990,000     44,706,395    11/12/09       1,584,976             --
British Pound        BANT           Sell     9,064,234     14,930,505    11/12/09         448,747             --
Euro                 BANT           Sell    54,269,554     69,899,185    11/13/09              --     (9,499,919)
Euro                 SSBT           Sell   118,235,468    167,864,447    11/13/09              --     (5,120,028)
Euro                 HSBC           Sell     3,220,000      4,312,906    11/13/09              --       (398,117)
Euro                 SSBT           Buy     44,319,193     63,877,206    11/13/09         964,017             --
Norwegian Krone      HAND           Sell   104,509,260     17,504,879    11/16/09              --       (555,560)
Norwegian Krone      BBU            Sell   102,216,044     17,154,660    11/16/09              --       (509,483)
Norwegian Krone      DBFX           Sell     4,470,120        760,000    11/16/09              --        (12,490)
Euro                 BBU            Sell   168,094,929    235,443,398    11/30/09              --    (10,483,104)
Euro                 BONY           Sell    26,640,619     36,979,843    11/30/09              --     (1,995,956)
New Zealand Dollar   SSBT           Sell     9,100,611      6,279,422     1/11/10              --       (245,256)
New Zealand Dollar   BANT           Sell     1,102,500        774,065     1/11/10              --        (16,371)
New Zealand Dollar   SSBT           Buy        350,000        249,421     1/11/10           1,512             --
Swedish Krona        HAND           Sell   288,805,842     41,257,978     1/19/10              --       (201,019)
Swedish Krona        SSBT           Buy     26,026,192      3,780,647     1/19/10              --        (44,505)
Swedish Krona        HAND           Buy      3,200,000        460,150     1/19/10              --         (6,188)
Swedish Krona        BANT           Buy     48,980,436      7,020,071     1/19/10          11,227             --
Euro                 DBFX           Sell    40,000,000     56,930,000     1/29/10              --     (1,581,411)
British Pound        BBU            Sell     1,660,000      2,750,805     2/10/10          98,988             --

Franklin Mutual Series Funds
MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

British Pound        DBFX           Sell    16,240,000     26,835,114     2/10/10         892,043             --
British Pound        SSBT           Sell        57,201         94,483     2/10/10           3,107             --
British Pound        SSBT           Sell    34,201,524     56,955,798     3/15/10       2,321,399             --
Swiss Franc          DBFX           Sell    79,125,741     74,501,765     5/10/10              --     (2,010,365)
Swiss Franc          SSBT           Sell    73,900,000     69,585,687     5/10/10              --     (1,873,314)
Swiss Franc          BBU            Sell    46,477,497     43,830,646     5/10/10              --     (1,111,648)
Swiss Franc          BANT           Sell     7,059,229      6,721,515     5/10/10              --       (104,540)
Swiss Franc          AESX           Sell       502,308        484,999     5/10/10              --           (717)
Swiss Franc          SSBT           Buy     20,522,825     19,422,018     5/10/10         422,915             --
                                                                                     ------------   ------------
   Unrealized appreciation (depreciation)                                              12,452,412    (52,881,827)
                                                                                     ------------   ------------
      Net unrealized appreciation (depreciation)                                                    $(40,429,415)
                                                                                                    ============

ABBREVIATIONS

COUNTERPARTY

AESX   Credit Suisse International
BANT   Bank of America N.A.
BBU    Barclays Bank
BONY   Bank of New York Mellon
DBFX   Deutsche Bank AG
HAND   Svenska Handelsbanken
HSBC   HSBC Bank USA
       State Street Bank and Trust Co.,
SSBT   N.A.

CURRENCY

EUR    Euro
GBP    British Pound
USD    U.S. Dollar

SELECTED PORTFOLIO

FHLB   Federal Home Loan Bank
PC     Participation Certificate

Franklin Mutual Series Funds
MUTUAL FINANCIAL SERVICES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                            SHARES/
                                                                                            RIGHTS/
                                                                           COUNTRY         CONTRACTS           VALUE
                                                                       --------------   ---------------   --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 87.3%
             BEVERAGES 0.2%
             Lion Nathan Ltd.                                             Australia          94,310       $      952,427
                                                                                                          --------------
             CAPITAL MARKETS 3.4%
             Deutsche Bank AG (EUR Traded)                                 Germany           69,791            5,408,831
             Deutsche Bank AG (USD Traded)                                 Germany            4,300              330,111
         (a) FBR Capital Markets Corp.                                  United States       121,700              721,681
             Man Group PLC                                             United Kingdom     1,660,904            8,787,531
         (a) UBS AG                                                      Switzerland        132,969            2,433,361
                                                                                                          --------------
                                                                                                              17,681,515
                                                                                                          --------------
             COMMERCIAL BANKS 21.2%
      (a, b) AB&T Financial Corp.                                       United States       226,100            1,011,797
         (a) Allied Irish Banks PLC                                        Ireland        3,542,326           16,621,166
   (a, b, c) Atlantic Banc Holdings Inc.                                United States       350,000            3,074,601
         (a) Banco Popolare SpA                                             Italy           269,369            2,583,416
         (a) Bank of Ireland                                               Ireland        3,543,660           17,731,773
         (a) Bank of Ireland, ADR                                          Ireland          162,550            3,202,235
      (a, c) The Bankshares Inc.                                        United States       456,903            1,707,285
         (a) Barclays PLC                                              United Kingdom     1,056,874            6,248,678
         (a) Barclays PLC, ADR                                         United Kingdom        62,200            1,470,408
             BNP Paribas                                                   France           127,222           10,163,162
         (a) BNP Paribas, rts., 10/13/09                                   France           127,222              275,485
         (a) Cape Bancorp Inc.                                          United States       264,663            2,032,612
         (a) Chicopee Bancorp Inc.                                      United States       286,714            3,787,492
             Columbia Banking System Inc.                               United States       250,100            4,139,155
      (a, c) Elephant Capital Holdings Ltd.                                 Japan             5,268                   --
         (a) First California Financial Group Inc.                      United States        28,100              134,880
      (a, c) First Chicago Bancorp                                      United States     1,478,468            2,023,719
         (a) Guaranty Bancorp                                           United States     1,333,807            1,974,034
         (a) Intesa Sanpaolo SpA                                            Italy         1,508,691            6,671,763
             Intesa Sanpaolo SpA, di Risp                                   Italy         1,238,161            4,397,546
         (a) Jyske Bank AS                                                 Denmark          168,360            7,015,827
         (a) KBC Groep NV                                                  Belgium          182,117            9,146,081
      (a, c) NCB Warrant Holdings Ltd., A                                   Japan            25,741                   --
         (a) Southern National Bancorp of Virginia Inc.                 United States       290,840            2,213,292
      (a, c) State Bank and Trust Co.                                   United States       200,000            2,039,925
                                                                                                          --------------
                                                                                                             109,666,332
                                                                                                          --------------
             COMMERCIAL SERVICES & SUPPLIES 0.3%
         (a) Comdisco Holding Co. Inc.                                  United States           103                  849
      (a, d) Comdisco Holding Co. Inc., Contingent Distribution         United States     4,195,000                   --
      (a, e) Protection One Inc.                                        United States       370,533            1,634,050
                                                                                                          --------------
                                                                                                               1,634,899
                                                                                                          --------------
             CONSUMER FINANCE 0.5%
      (a, c) Cerberus CG Investor I LLC                                 United States     1,139,363              216,479
      (a, c) Cerberus CG Investor II LLC                                United States     1,139,363              216,479
      (a, c) Cerberus CG Investor III LLC                               United States       569,682              108,240
      (a, c) Cerberus FIM Investors Holdco LLC                          United States     4,357,178              355,110
         (a) White River Capital Inc.                                   United States       172,799            1,814,389
                                                                                                          --------------
                                                                                                               2,710,697
                                                                                                          --------------
             DIVERSIFIED FINANCIAL SERVICES 13.3%
             Bolsas Y Mercados Espanoles                                    Spain           309,433           12,047,183
             Deutsche Boerse AG                                            Germany          186,369           15,228,981
         (a) Global Consumer Acquisition                                United States       371,230            3,638,054
             Guinness Peat Group PLC                                   United Kingdom     6,691,384            4,203,999
             Guoco Group Ltd.                                             Hong Kong         132,000            1,396,645
             Hellenic Exchanges SA Holding                                 Greece           932,280           11,839,684
         (a) KBC Ancora                                                    Belgium           56,090            1,604,376
         (a) NewStar Financial Inc.                                     United States         9,700               31,913
             Osaka Securities Exchange Co. Ltd.                             Japan             1,023            4,650,259
             Oslo Bors VPS Holding ASA                                     Norway           911,000            8,671,686

     Quarterly Statement of Investments   See Notes to Statements of Investments

Franklin Mutual Series Funds
MUTUAL FINANCIAL SERVICES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

         (a) Resolution Ltd.                                           United Kingdom     3,568,480       $    5,331,606
                                                                                                          --------------
                                                                                                              68,644,386
                                                                                                          --------------
             FOOD & STAPLES RETAILING 0.9%
      (a, f) AWB Ltd.                                                     Australia       4,032,116            4,534,316
                                                                                                          --------------
             FOOD PRODUCTS 0.6%
             First Pacific Co. Ltd.                                       Hong Kong       4,620,000            3,093,910
                                                                                                          --------------
             HOUSEHOLD DURABLES 1.2%
         (a) Berkeley Group Holdings PLC                               United Kingdom       425,582            6,021,920
                                                                                                          --------------
             INDUSTRIAL CONGLOMERATES 0.2%
             Jardine Matheson Holdings Ltd.                               Hong Kong          17,757              539,813
             Jardine Strategic Holdings Ltd.                              Hong Kong          31,565              535,342
                                                                                                          --------------
                                                                                                               1,075,155
                                                                                                          --------------
             INSURANCE 34.6%
             ACE Ltd.                                                   United States       146,560            7,835,098
         (a) Almindelig Brand AS                                           Denmark          112,830            2,672,488
             AmTrust Financial Services Inc.                            United States       672,661            7,675,062
         (a) Argo Group International Holdings Ltd.                     United States       275,412            9,275,876
             Aspen Insurance Holdings Ltd.                              United States       169,680            4,491,430
             Austbrokers Holdings Ltd.                                    Australia         347,653            1,487,155
         (a) Berkshire Hathaway Inc., A                                 United States            37            3,737,000
         (a) Berkshire Hathaway Inc., B                                 United States           216              717,768
             Brit Insurance Holdings PLC                               United Kingdom     1,307,504            4,258,047
             Catlin Group Ltd.                                         United Kingdom     1,100,998            6,178,801
             CNinsure Inc., ADR                                             China           642,570           14,753,407
         (a) Enstar Group Ltd.                                          United States       113,109            7,043,297
             Fidelity National Financial Inc., A                        United States       372,180            5,612,474
   (a, d, g) Fortis, Contingent Distribution                               Belgium          422,790                   --
             Genworth Financial Inc., A                                 United States        64,300              768,385
         (a) Hilltop Holdings Inc.                                      United States       381,500            4,677,190
      (a, c) Imagine Group Holdings Ltd.                                   Bermuda          551,589            5,254,768
             Irish Life & Permanent PLC                                    Ireland          896,541            7,371,918
             Lancashire Holdings Ltd.                                  United Kingdom     1,317,766           10,749,722
             Maiden Holdings Ltd.                                       United States       230,850            1,678,280
         (h) Maiden Holdings Ltd., 144A                                 United States       765,452            5,564,836
      (a, c) Olympus Re Holdings Ltd.                                   United States         7,480               16,313
             Partnerre Ltd.                                                Bermuda          104,810            8,064,081
         (b) Protector Forsikring ASA                                      Norway         4,479,410            6,202,021
      (a, c) Symetra Financial                                          United States     1,020,510           15,919,956
             Tower Australia Group Ltd.                                   Australia       3,126,817            7,804,723
             The Travelers Cos. Inc.                                    United States       110,153            5,422,832
             Validus Holdings Ltd.                                         Bermuda          211,650            5,460,570
             White Mountains Insurance Group Ltd.                       United States        38,048           11,681,117
             Zurich Financial Services AG                                Switzerland         28,360            6,743,913
                                                                                                          --------------
                                                                                                             179,118,528
                                                                                                          --------------
             LEISURE EQUIPMENT & PRODUCTS 0.0%(i)
             Hutichison Harbour Ring Ltd.                                 Hong Kong         118,000                8,679
                                                                                                          --------------
             MEDIA 1.3%
             Seven Network Ltd.                                           Australia       1,206,505            6,682,783
                                                                                                          --------------
             PHARMACEUTICALS 0.8%
             Wyeth                                                      United States        91,100            4,425,638
                                                                                                          --------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) 1.7%
         (j) Chimera Investment Corp.                                   United States       426,000            1,627,320
             The Link REIT                                                Hong Kong       3,308,504            7,282,978
                                                                                                          --------------
                                                                                                               8,910,298
                                                                                                          --------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT 2.6%
             Conwert Immobilien Invest SE                                  Austria          298,133            4,095,903

Franklin Mutual Series Funds
MUTUAL FINANCIAL SERVICES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

         (a) Dolphin Capital Investors Ltd.                            Virgin Islands
                                                                          (British)       3,979,650       $    2,368,833
         (a) Eurocastle Investment Ltd.                                   Guernsey
                                                                           Islands        1,483,229              954,849
             Franconofurt AG                                               Germany           70,100              369,228
             Gagfah SA                                                     Germany          311,658            3,501,979
             Jelmoli Holding AG                                          Switzerland          5,195            2,235,163
      (a, c) Star Asia Finance Ltd., 144A                                   Japan            96,850              199,036
                                                                                                          --------------
                                                                                                              13,724,991
                                                                                                          --------------
             THRIFTS & MORTGAGE FINANCE 4.5%
             Abington Bancorp Inc.                                      United States       633,742            4,905,163
             Danvers Bancorp Inc.                                       United States        52,901              718,925
             ESSA Bancorp Inc.                                          United States        45,830              605,414
         (b) First Clover Leaf Financial Corp.                          United States       436,070            3,087,376
             Paragon Group Cos. PLC                                    United Kingdom       330,000              790,985
             Viewpoint Financial Group                                  United States       395,549            5,553,508
             Washington Federal Inc.                                    United States       206,300            3,478,218
             Westfield Financial Inc.                                   United States       474,380            4,017,999
                                                                                                          --------------
                                                                                                              23,157,588
                                                                                                          --------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
                (COST $470,833,285)                                                                          452,044,062
                                                                                                          --------------
             PREFERRED STOCKS (COST $2,339,859) 0.4%
             DIVERSIFIED FINANCIAL SERVICES 0.4%
      (a, c) Hightower Holding LLC, pfd.                                United States     2,339,859            1,857,614
                                                                                                          --------------
             OPTIONS PURCHASED 0.0%(i)
             PUT OPTIONS 0.0%(i)
         (a) Dow Jones EUROSTOXX Banks, exercise price $188.73,
                expiration date 12/19/09                                United States        46,257              102,732
         (a) Dow Jones EUROSTOXX Banks, exercise price $175,
                expiration date 12/19/09                                United States        18,220               22,179
         (a) Dow Jones EUROSTOXX Banks, exercise price $175,
                expiration date 3/20/10                                 United States        23,946               94,230
         (a) The KBW Bank Index, exercise price $32.50, expiration
                date 12/19/09                                           United States           300                9,750
                                                                                                          --------------
             TOTAL OPTIONS PURCHASED (COST $982,365)                                                             228,891
                                                                                                          --------------

                                                                                           PRINCIPAL
                                                                                           AMOUNT (k)
                                                                                        ---------------
             CORPORATE BONDS, NOTES & SENIOR FLOATING RATE
                INTERESTS 8.4%
         (l) ABN Amro Bank NV, sub. note, 752, 5.00%, Perpetual          Netherlands      1,500,000 GBP        1,520,900
         (h) Aiful Corp., senior note, 144A, 4.45%, 2/16/10                 Japan         7,468,000            4,966,526
             Allied Irish Banks PLC, sub. note, 12.50%, 6/25/19            Ireland        3,186,000 GBP        5,746,961
             American General Finance Corp.,
                5.85%, 6/01/13                                          United States        66,000               50,672
                senior note, J, 6.90%, 12/15/17                         United States       930,000              655,069
         (m) Calpine Corp., Exit Term Loan, FRN, 3.165%, 3/29/14        United States       716,083              654,589
      (h, l) Catlin Insurance Co. Ltd., senior note, 144A, 7.249%,
                Perpetual                                                  Bermuda        3,000,000            1,983,750
      (c, n) Cerberus CG Investor I LLC, 12.00%, 7/31/14                United States     1,000,000              190,000
      (c, n) Cerberus CG Investor II LLC, 12.00%, 7/31/14               United States     1,000,000              190,000
      (c, n) Cerberus CG Investor III LLC, 12.00%, 7/31/14              United States       500,000               95,000
      (c, n) Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13        United States    12,895,188            1,050,958
         (l) Chess Capital Securities, 4.83%, Perpetual CIT Group
                Inc.,                                                      Ireland       16,200,000 EUR        8,769,821
         (m)    New Term Loan, FRN, 13.00%, 1/20/12                     United States       388,000              399,155
                senior bond, 6.00%, 4/01/36                             United States       209,000              121,220
                senior note, 4.75%, 12/15/10                            United States       149,000              102,958
                senior note, 5.60%, 4/27/11                             United States       157,000              106,938
                senior note, 5.40%, 2/13/12                             United States       187,000              122,800
                senior note, 7.625%, 11/30/12                           United States       430,000              280,307
                senior note, 5.80%, 10/01/36                            United States       613,000              368,260
         (m)    senior note, FRN, 0.773%, 11/03/10                      United States       109,000               75,313
         (l) EGG Banking PLC, sub. note, 19, 7.50%, Perpetual          United Kingdom     1,740,000 GBP        2,113,129
      (c, l) Eurocastle Investment Ltd., cvt., Reg S, 20.00%,             Guernsey
                Perpetual                                                  Islands        1,584,790 EUR        3,060,692
         (m) First Data Corp., Term Loan B-1, FRN, 2.996%, 9/24/14      United States     2,523,423            2,182,059

Franklin Mutual Series Funds
MUTUAL FINANCIAL SERVICES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

         (l) HT1 Funding GMBH, 6.352%, Perpetual                           Germany        3,100,000 EUR        2,616,701
         (l) HVB Funding Trust VIII, junior sub. note, 7.055%,
                Perpetual                                               United States     2,300,000 EUR        2,709,073
             Synovus Financial Corp., sub. note, 4.875%, 2/15/13        United States     4,000,000            3,116,136
                                                                                                          --------------
             TOTAL CORPORATE BONDS, NOTES & SENIOR FLOATING RATE
                INTERESTS (COST $47,663,273)                                                                  43,248,987
                                                                                                          --------------
             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
                (COST $521,818,782)                                                                          497,379,554
                                                                                                          --------------
             SHORT TERM INVESTMENTS 2.7%
             U.S. GOVERNMENT AND AGENCY SECURITIES
                (COST $9,995,575) 1.9%
      (j, o) U.S. Treasury Bills, 10/08/09 - 12/24/09                   United States    10,000,000            9,998,920
             TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND
                REPURCHASE AGREEMENTS (COST $531,814,357)                                                    507,378,474
                                                                                                          --------------
             REPURCHASE AGREEMENTS (COST $3,800,000) 0.8%
         (p) Credit Suisse Securities (USA) LLC, 0.03%, 10/01/09
                (Maturity Value $3,800,003)
                Collateralized by (o) U.S. Treasury Bills, 10/01/09     United States     3,800,000            3,800,000
                                                                                                          --------------
             INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
                SECURITIES 0.0% (i)
             MONEY MARKET FUNDS 0.0%(i)

                                                                                             Shares
                                                                                        ---------------
         (q) Bank of New York Institutional Cash Reserve Fund,
                Series A, 0.08%                                         United States        87,000               87,000
         (a) Bank of New York Institutional Cash Reserve Fund,
                Series B                                                United States        57,872               46,298
                                                                                                          --------------
             TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
                LOANED SECURITIES (COST $144,872)                                                                133,298
                                                                                                          --------------
             TOTAL INVESTMENTS (COST $535,759,229) 98.8%                                                     511,311,772
             SECURITIES SOLD SHORT (0.3)%                                                                     (1,485,081)
             OTHER ASSETS, LESS LIABILITIES 1.5%                                                               7,719,924
                                                                                                          --------------
             NET ASSETS 100.0%                                                                            $  517,546,615
                                                                                                          --------------

                                                                                             SHARES
                                                                                        ---------------
             SECURITIES SOLD SHORT (PROCEEDS $1,406,052) 0.3%
             PHARMACEUTICALS 0.3%
             Pfizer Inc.                                                United States        89,733       $    1,485,081
                                                                                                          --------------

(a)  Non-income producing.

(b)  See Note 6 regarding holdings of 5% voting securities.

(c)  See Note 5 regarding restricted securities.

(d) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(e)  A portion or all of the security is on loan at September 30, 2009.

(f)  Security purchased on a when-issued basis.

(g) Security has been deemed illiquid because it may not be able to be sold within seven days.

(h) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2009, the aggregate value of these securities was $12,515,112, representing 2.42% of net assets.

(i)  Rounds to less than 0.1% of net assets.

(j) Security or a portion of the security has been segregated as collateral for securities sold short. At September 30, 2009, the value of securities and/or cash pledged amounted to $4,775,047.

(k)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(l)  Perpetual security with no stated maturity date.

(m)  The coupon rate shown represents the rate at period end.

(n) Defaulted security or security for which income has been deemed uncollectible.

(o)  The security is traded on a discount basis with no stated coupon rate.

(p) At September 30, 2009, all repurchase agreements had been entered into on that date.

(q)  The rate shown is the annualized seven-day yield at period end.

Franklin Mutual Series Funds
MUTUAL FINANCIAL SERVICES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

At September 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                           CONTRACT     SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY             COUNTERPARTY   TYPE     QUANTITY       AMOUNT         DATE      APPRECIATION   DEPRECIATION
------------------   ------------   ----   -----------   ------------   ----------   ------------   ------------
British Pound        BBU            Sell     9,900,000   $ 16,067,700     10/13/09   $    248,930   $          -
British Pound        DBFX           Sell     6,600,000     10,725,000     10/13/09        179,153              -
Euro                 SSBT           Sell     7,529,031     10,696,789     10/13/09              -       (318,849)
Euro                 DBFX           Sell     3,402,030      4,856,946     10/13/09              -       (120,523)
Euro                 BBU            Sell     3,020,000      4,302,774     10/13/09              -       (115,753)
Euro                 BANT           Sell       880,000      1,246,295     10/13/09              -        (41,222)
Euro                 SSBT           Buy      1,354,122      1,990,951     10/13/09              -         (9,752)
Japanese Yen         SSBT           Sell   288,021,073      2,915,193     10/20/09              -       (294,207)
Japanese Yen         AESX           Sell    32,582,787        340,000     10/20/09              -        (23,068)
Japanese Yen         BBU            Sell    24,594,140        260,000     10/20/09              -        (14,051)
Japanese Yen         HSBC           Sell    14,308,200        150,000     10/20/09              -         (9,435)
Japanese Yen         DBFX           Sell    14,210,250        150,000     10/20/09              -         (8,344)
Japanese Yen         SSBT           Buy     31,000,000        314,900     10/20/09         30,531              -
Japanese Yen         BANT           Buy      8,335,800         90,000     10/20/09          2,885              -
Danish Krone         SSBT           Sell    46,602,311      8,920,213     10/23/09              -       (236,752)
Danish Krone         BANT           Sell     1,712,598        328,808     10/23/09              -         (7,703)
Danish Krone         BANT           Buy      1,040,000        200,189     10/23/09          4,163              -
Danish Krone         HAND           Sell     1,054,400        210,000     10/23/09          2,819              -
Euro                 BBU            Sell    12,440,000     17,810,431     10/30/09              -       (390,197)
Euro                 SSBT           Sell    14,101,225     20,557,871     10/30/09              -        (73,251)
Euro                 DBFX           Sell     2,215,000      3,242,583     10/30/09          1,876              -
Euro                 BANT           Sell       820,000      1,201,546     10/30/09          1,826              -
British Pound        SSBT           Sell     3,325,819      5,467,269     11/12/09        153,671              -
British Pound        DBFX           Sell     5,525,642      9,155,434     11/12/09        327,220              -
British Pound        BANT           Sell     5,849,084      9,691,766     11/12/09        346,794              -
Euro                 SSBT           Sell     9,262,421     13,127,889     11/13/09              -       (423,501)
Euro                 HSBC           Sell     1,580,000      2,119,267     11/13/09              -       (192,353)
Euro                 HAND           Sell       520,000        736,837     11/13/09              -        (23,949)
Euro                 DBFX           Sell       520,000        739,973     11/13/09              -        (20,813)
Norwegian Krone      HAND           Sell    33,750,000      5,647,118     11/16/09              -       (185,282)
Norwegian Krone      BBU            Sell    36,106,037      6,059,585     11/16/09              -       (179,966)
Australian Dollar    SSBT           Sell    22,932,310     19,613,667     11/17/09              -       (532,956)
Australian Dollar    BANT           Sell     1,200,000      1,043,640     11/17/09              -        (10,591)
Australian Dollar    SSBT           Buy        400,000        347,240     11/17/09          4,170              -
Euro                 BBU            Sell    24,115,753     33,719,461     11/30/09              -     (1,562,405)
Euro                 BONY           Sell     4,281,034      5,942,503     11/30/09              -       (320,742)
Euro                 SSBT           Sell       387,484        537,754     11/30/09              -        (29,143)
New Zealand Dollar   SSBT           Sell     4,854,477      3,349,589      1/11/10              -       (130,825)
New Zealand Dollar   BANT           Sell       524,000        367,900      1/11/10              -         (7,781)

Franklin Mutual Series Funds
MUTUAL FINANCIAL SERVICES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Euro                 DBFX           Sell       610,000        899,689      1/14/10          7,350              -
Euro                 BBU            Sell     1,200,000      1,764,732      1/14/10          9,311              -
British Pound        DBFX           Sell       833,763      1,376,347      2/10/10         44,428              -
British Pound        BBU            Sell       120,000        198,434      2/10/10          6,737              -
Swiss Franc          SSBT           Sell     3,550,000      3,342,750      5/10/10              -        (89,990)
Swiss Franc          BBU            Sell     3,882,322      3,665,019      5/10/10              -        (89,065)
Swiss Franc          BANT           Sell     2,381,481      2,254,801      5/10/10              -        (48,017)
Swiss Franc          AESX           Sell       129,461        125,000      5/10/10              -           (185)
Swiss Franc          DBFX           Sell       216,885        209,999      5/10/10            278              -
                                                                                     ---------------------------
  Unrealized appreciation (depreciation)                                                1,372,142     (5,510,671)
                                                                                     ---------------------------
    Net unrealized appreciation (depreciation)                                                      $ (4,138,529)
                                                                                                    ============

ABBREVIATIONS

COUNTERPARTY

AESX    Credit Suisse International

BANT    Bank of America N.A.

BBU     Barclays Bank

BONY    Bank of New York Mellon

DBFX    Deutsche Bank AG

HAND    Svenska Handelsbanken

HSBC    HSBC Bank USA

SSBT    State Street Bank and Trust Co., N.A.

CURRENCY

EUR     Euro

GBP     British Pound

USD     U.S. Dollar

SELECTED PORTFOLIO

ADR     American Depository Receipt

FRN     Floating Rate Note

PIK     Payment-In-Kind

Franklin Mutual Series Funds
MUTUAL GLOBAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                     SHARES/
                                                                                    WARRANTS/
                                                                  COUNTRY       CONTRACTS/RIGHTS        VALUE
                                                               --------------   ----------------   ---------------
         COMMON STOCKS AND OTHER EQUITY INTERESTS 67.2%
         AIRLINES 0.0%(A)
      (b)ACE Aviation Holdings Inc., A                             Canada                774,542   $     3,648,140
      (b)Delta Air Lines Inc.                                   United States             11,664           104,509
    (b,c)Northwest Airlines Corp., Contingent Distribution      United States         69,160,000            41,496
                                                                                                   ---------------
                                                                                                         3,794,145
                                                                                                   ---------------
         AUTO COMPONENTS 0.1%
  (b,c,d)Collins & Aikman Products Co., Contingent
           Distribution                                         United States          1,967,769            19,678
  (b,c,d)Dana Holding Corp., Contingent Distribution            United States         25,003,000                --
  (b,e,f)IACNA Investor LLC                                     United States            402,771             4,028
  (b,e,g)International Automotive Components Group
           Brazil LLC                                              Brazil              3,819,425         4,073,691
(b,e,f,g)International Automotive Components Group Japan LLC        Japan                650,533         2,160,881
  (b,e,g)International Automotive Components Group LLC           Luxembourg           13,618,870         4,373,019
  (b,e,g)International Automotive Components Group NA LLC, A    United States         11,533,276            96,880
                                                                                                   ---------------
                                                                                                        10,728,177
                                                                                                   ---------------
         BEVERAGES 5.7%
         Brown-Forman Corp., A                                  United States            143,200         7,313,224
         Brown-Forman Corp., B                                  United States            525,362        25,332,956
         Carlsberg AS, A                                           Denmark               113,300         8,306,974
         Carlsberg AS, B                                           Denmark             4,089,551       296,221,949
      (b)Dr. Pepper Snapple Group Inc.                          United States          4,420,669       127,094,234
         Fomento Economico Mexicano SAB de CV, ADR                 Mexico              3,957,984       150,601,291
         Lion Nathan Ltd.                                         Australia            2,697,719        27,243,995
         Pernod Ricard SA                                          France              3,045,469       241,817,654
                                                                                                   ---------------
                                                                                                       883,932,277
                                                                                                   ---------------
         CAPITAL MARKETS 1.5%
         Deutsche Bank AG (EUR Traded)                             Germany             1,384,391       107,290,863
         Deutsche Bank AG (USD Traded)                             Germany                60,500         4,644,585
         Man Group PLC                                         United Kingdom          9,099,670        48,144,648
      (b)UBS AG                                                  Switzerland           3,801,238        69,563,462
                                                                                                   ---------------
                                                                                                       229,643,558
                                                                                                   ---------------
         CHEMICALS 0.8%
  (b,c,d)Dow Corning Corp., Contingent Distribution             United States         14,735,153         2,857,538
         Sika AG                                                 Switzerland              85,406       115,264,320
                                                                                                   ---------------
                                                                                                       118,121,858
                                                                                                   ---------------
         COMMERCIAL BANKS 3.2%
      (b)Barclays PLC                                          United Kingdom         37,128,419       219,518,624
         BNP Paribas                                               France              1,822,975       145,628,828
      (b)BNP Paribas, rts., 10/13/09                               France              1,822,975         3,947,448
  (b,e,f)FE Capital Holdings Ltd.                                   Japan                 29,212                --
      (b)Intesa Sanpaolo SpA                                        Italy             25,901,876       114,543,785
      (b)Investors Bancorp Inc.                                 United States              1,775            18,833
    (b,e)NCB Warrant Holdings Ltd., A                               Japan                135,864                --
                                                                                                   ---------------
                                                                                                       483,657,518
                                                                                                   ---------------
         COMMERCIAL SERVICES & SUPPLIES 0.1%
      (b)Comdisco Holding Co. Inc.                              United States                929             7,655
    (b,c)Comdisco Holding Co. Inc., Contingent
           Distribution                                         United States         37,660,000                --
         Fursys Inc.                                             South Korea             547,260        12,652,335
                                                                                                   ---------------
                                                                                                        12,659,990
                                                                                                   ---------------
         COMPUTERS & PERIPHERALS 1.3%
    (b,e)DecisionOne Corp.                                      United States            359,884           464,250
    (b,e)DecisionOne Corp., wts., 6/08/17                       United States            197,603                --
      (b)Dell Inc.                                              United States          1,677,860        25,604,144
      (b)Sun Microsystems Inc.                                  United States         19,384,440       176,204,560
                                                                                                   ---------------
                                                                                                       202,272,954
                                                                                                   ---------------
         CONSTRUCTION MATERIALS 0.4%
         Ciments Francais SA                                       France                399,572        44,869,107

       Quarterly Statement of Investments See Notes to Statements of Investments

Franklin Mutual Series Funds
MUTUAL GLOBAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

         Hanil Cement Co. Ltd.                                   South Korea             296,309   $    20,299,622
                                                                                                   ---------------
                                                                                                        65,168,729
                                                                                                   ---------------
         CONSUMER FINANCE 0.0%(a)
    (b,e)Cerberus CG Investor I LLC                             United States          9,005,073         1,710,964
    (b,e)Cerberus CG Investor II LLC                            United States          9,005,073         1,710,964
    (b,e)Cerberus CG Investor III LLC                           United States          4,502,537           855,482
    (b,e)Cerberus FIM Investors Holdco LLC                      United States         30,279,560         2,467,784
                                                                                                   ---------------
                                                                                                         6,745,194
                                                                                                   ---------------
         DIVERSIFIED FINANCIAL SERVICES 1.6%
         Deutsche Boerse AG                                        Germany             2,632,652       215,124,875
         Guinness Peat Group PLC                               United Kingdom         33,567,186        21,089,272
    (b,c)Marconi Corp., Contingent Distribution                United Kingdom         33,909,700                --
                                                                                                   ---------------
                                                                                                       236,214,147
                                                                                                   ---------------
         DIVERSIFIED TELECOMMUNICATION SERVICES 1.4%
    (b,e)AboveNet Inc.                                          United States            733,402        35,760,682
    (b,e)AboveNet Inc., stock grant, grant price
         $10.475, expiration date 9/09/13                       United States                464            71,057
    (b,e)AboveNet Inc., stock grant, grant price $30,
         expiration date 9/07/18                                United States                100             7,504
    (b,e)AboveNet Inc., wts., 9/08/10                           United States             14,911         1,043,770
  (b,c,d)Global Crossing Holdings Ltd., Contingent
         Distribution                                           United States         45,658,716                --
      (h)Koninklijke KPN NV                                      Netherlands          10,726,339       177,888,159
                                                                                                   ---------------
                                                                                                       214,771,172
                                                                                                   ---------------
         ELECTRIC UTILITIES 0.7%
         E.ON AG                                                   Germany             2,496,540       106,220,155
                                                                                                   ---------------
         ENERGY EQUIPMENT & SERVICES 4.1%
         Bourbon SA                                                France              1,134,754        52,298,144
      (b)BW Offshore Ltd.                                          Norway             18,666,535        21,386,719
      (b)Compagnie Generale de Geophysique SA                      France              2,902,660        67,716,529
    (b,f)Dockwise Ltd.                                             Norway             12,379,100        16,604,020
      (b)Petroleum Geo-Services ASA                                Norway              1,796,568        17,521,047
      (b)Pride International Inc.                               United States          2,855,610        86,924,768
      (b)Seadrill Ltd.                                             Bermuda            10,795,821       225,333,335
      (b)Transocean Ltd.                                        United States          1,544,674       132,115,967
                                                                                                   ---------------
                                                                                                       619,900,529
                                                                                                   ---------------
         FOOD & STAPLES RETAILING 0.2%
         Carrefour SA                                              France                689,735        31,283,689
                                                                                                   ---------------

         FOOD PRODUCTS 8.8%
         Cadbury PLC                                           United Kingdom         21,943,843       281,397,944
      (b)Cermaq ASA                                                Norway              1,259,560        10,202,044
      (f)CSM NV                                                  Netherlands           4,229,160       106,737,546
      (h)Danone                                                    France              6,639,096       400,008,564
      (f)Farmer Brothers Co.                                    United States            904,637        18,725,986
      (b)Lighthouse Caledonia ASA                                  Norway              1,401,289            63,055
         Lotte Confectionary Co. Ltd.                            South Korea              52,189        54,917,112
    (b,i)Marine Harvest                                            Norway            178,709,281       129,686,400
         Nestle SA                                               Switzerland           4,815,172       205,130,229
         Nong Shim Co. Ltd.                                      South Korea             210,569        45,550,200
      (b)Premier Foods PLC                                     United Kingdom         89,375,182        60,026,016
         Rieber & Son ASA                                          Norway              3,605,065        25,269,147
                                                                                                   ---------------
                                                                                                     1,337,714,243
                                                                                                   ---------------
         HEALTH CARE PROVIDERS & SERVICES 0.8%
      (b)Kindred Healthcare Inc.                                United States            632,280        10,261,904
         Rhoen-Klinikum AG                                         Germany             4,217,560       107,308,680
                                                                                                   ---------------
                                                                                                       117,570,584
                                                                                                   ---------------
         HOTELS, RESTAURANTS & LEISURE 0.0%(a)
      (b)Trump Entertainment Resorts Inc.                       United States            102,093            16,539
                                                                                                   ---------------

         INDUSTRIAL CONGLOMERATES 3.9%
         Jardine Matheson Holdings Ltd.                           Hong Kong            4,224,266       128,417,686

Franklin Mutual Series Funds
MUTUAL GLOBAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

         Jardine Strategic Holdings Ltd.                          Hong Kong            9,774,205   $   165,770,517
         Keppel Corp. Ltd.                                        Singapore           17,381,344        99,953,063
         Koninklijke Philips Electronics NV                      Netherlands              56,687         1,380,101
      (g)Orkla ASA                                                 Norway             20,568,718       193,832,934
                                                                                                   ---------------
                                                                                                       589,354,301
                                                                                                   ---------------
         INSURANCE 3.3%
         ACE Ltd.                                               United States            872,140        46,624,604
      (b)Alleghany Corp.                                        United States             78,075        20,225,329
      (b)Berkshire Hathaway Inc., A                             United States                853        86,153,000
      (b)Berkshire Hathaway Inc., B                             United States             28,710        95,403,330
         E-L Financial Corp. Ltd.                                  Canada                177,619        81,335,741
  (b,e,f)Imagine Group Holdings Ltd.                               Bermuda             4,551,501        43,360,330
         Old Republic International Corp.                       United States          1,246,689        15,184,672
    (b,e)Olympus Re Holdings Ltd.                               United States             47,160           102,851
         White Mountains Insurance Group Ltd.                   United States            172,815        53,055,933
         Zurich Financial Services AG                            Switzerland             215,360        51,211,885
                                                                                                   ---------------
                                                                                                       492,657,675
                                                                                                   ---------------
         IT SERVICES 0.2%
      (b)Perot Systems Corp., A                                 United States          1,160,400        34,463,880
                                                                                                   ---------------

         MACHINERY 1.3%
(b,e,f,g)Motor Coach Industries International Inc.              United States              5,051                --
         Schindler Holding AG, PC                                Switzerland           2,263,002       155,109,292
         Schindler Holding AG, Registered                        Switzerland             659,880        46,470,423
                                                                                                   ---------------
                                                                                                       201,579,715
                                                                                                   ---------------
         MEDIA 2.5%
      (b)Adelphia Recovery Trust                                United States         45,477,593         1,136,940
    (b,c)Adelphia Recovery Trust, Arahova Contingent
         Value Vehicle, Contingent Distribution                 United States          5,538,790         1,135,452
    (b,c)Century Communications Corp., Contingent
         Distribution                                           United States         15,282,000                --
         CJ CGV Co. Ltd.                                         South Korea             849,040        14,433,319
         Daekyo Co. Ltd.                                         South Korea           3,675,700        17,808,321
         Eutelsat Communications                                   France              8,300,418       252,237,968
      (b)JC Decaux SA                                              France              3,609,363        78,156,711
    (b,d)TVMAX Holdings Inc.                                    United States            118,432                --
         Virgin Media Inc.                                     United Kingdom            983,718        13,693,355
                                                                                                   ---------------
                                                                                                       378,602,066
                                                                                                   ---------------
         MULTI-UTILITIES 0.2%
         GDF Suez                                                  France                529,669        23,516,121
    (b,c)NorthWestern Corp., Contingent Distribution            United States          9,790,000                --
         Suez Environnement SA                                     France                106,367         2,429,315
                                                                                                   ---------------
                                                                                                        25,945,436
                                                                                                   ---------------
         MULTILINE RETAIL 0.3%
         Jelmoli Holding AG                                      Switzerland              95,120        40,925,641
                                                                                                   ---------------

         OIL, GAS & CONSUMABLE FUELS 1.7%
         BP PLC                                                United Kingdom          1,647,344        14,557,025
      (h)Royal Dutch Shell PLC, A                              United Kingdom          3,000,000        85,810,813
      (h)Total SA, B                                               France              2,251,684       133,770,686
         Total SA, B, ADR                                          France                417,296        24,728,961
                                                                                                   ---------------
                                                                                                       258,867,485
                                                                                                   ---------------
         PAPER & FOREST PRODUCTS 0.3%
         Weyerhaeuser Co.                                       United States          1,148,084        42,077,279
                                                                                                   ---------------

         PERSONAL PRODUCTS 0.4%
         L'Oreal SA                                                France                608,390        60,484,699
                                                                                                   ---------------

         PHARMACEUTICALS 6.6%
         Schering-Plough Corp.                                  United States         17,769,400       501,985,550


Franklin Mutual Series Funds
MUTUAL GLOBAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

         Wyeth                                                  United States         10,282,554   $   499,526,473
                                                                                                   ---------------
                                                                                                     1,001,512,023
                                                                                                   ---------------
         PROFESSIONAL SERVICES 0.4%
         Teleperformance                                           France              1,872,757        62,842,604
                                                                                                   ---------------

         REAL ESTATE INVESTMENT TRUSTS (REITS) 1.3%
         The Link REIT                                            Hong Kong           91,136,430       200,617,741
         Ventas Inc.                                            United States              2,771           106,684
                                                                                                   ---------------
                                                                                                       200,724,425
                                                                                                   ---------------
         REAL ESTATE MANAGEMENT & DEVELOPMENT 1.3%
    (b,d)Canary Wharf Group PLC                                United Kingdom          5,400,183        20,192,381
         Great Eagle Holdings Ltd.                                Hong Kong           12,911,868        31,888,149
         Swire Pacific Ltd., A                                    Hong Kong            9,379,950       110,259,799
         Swire Pacific Ltd., B                                    Hong Kong           13,605,000        29,667,677
                                                                                                   ---------------
                                                                                                       192,008,006
                                                                                                   ---------------
         SOFTWARE 0.8%
         Microsoft Corp.                                        United States          4,786,180       123,914,200
                                                                                                   ---------------

         TOBACCO 11.4%
         Altria Group Inc.                                      United States          5,940,908       105,807,571
      (h)British American Tobacco PLC                          United Kingdom         16,023,993       502,636,749
      (h)Imperial Tobacco Group PLC                            United Kingdom         14,038,829       405,594,916
         ITC Ltd.                                                   India             15,068,790        73,205,246
         Japan Tobacco Inc.                                         Japan                 41,878       143,707,025
         KT&G Corp.                                              South Korea           1,759,977       106,810,334
         Lorillard Inc.                                         United States          3,059,390       227,312,677
         Philip Morris International Inc.                       United States          2,036,358        99,252,089
         Reynolds American Inc.                                 United States          1,288,840        57,379,157
                                                                                                   ---------------
                                                                                                     1,721,705,764
                                                                                                   ---------------
         TRADING COMPANIES & DISTRIBUTORS 0.6%
  (b,f,i)Kloeckner & Co. SE                                        Germany             3,588,004        82,681,334
                                                                                                   ---------------
         TRANSPORTATION INFRASTRUCTURE 0.0%(a)
         Groupe Eurotunnel SA                                      France                 19,836           202,893
                                                                                                   ---------------

         TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
         (COST $8,221,827,191)                                                                      10,190,964,884
                                                                                                   ---------------
         PREFERRED STOCKS 0.2%
         DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(a)
    (b,e)PTV Inc., 10.00%, pfd., A                             United Kingdom             86,280            11,217
                                                                                                   ---------------

         MACHINERY 0.2%
  (e,f,g)Motor Coach Industries International Inc., pfd.         United States            37,130        22,912,070
                                                                                                   ---------------
         TOTAL PREFERRED STOCKS (COST $37,184,178)                                                      22,923,287
                                                                                                   ---------------
         OPTIONS PURCHASED 0.1%
         PUT OPTIONS 0.1%
      (b)Dow Jones EUROSTOXX 50, exercise price $2,350,
         expiration date 12/19/09                               United States             41,833           979,216
      (b)Dow Jones EUROSTOXX 50, exercise price $2,350,
         expiration date 12/19/09                               United States             61,298         3,830,163
      (b)Dow Jones EUROSTOXX 50, exercise price $2,350,
         expiration date 12/19/09                               United States             61,298         1,370,966
      (b)Dow Jones EUROSTOXX 50, exercise price $2,350,
         expiration date 3/20/10                                United States             41,833         2,631,370
      (b)S&P 500 Index, exercise price $875, expiration
         date 12/19/09                                          United States                956           688,320
      (b)S&P 500 Index, exercise price $875, expiration
         date 3/20/10                                           United States                956         2,141,440
                                                                                                   ---------------
         TOTAL OPTIONS PURCHASED (COST $30,274,244)                                                     11,641,475
                                                                                                   ---------------

Franklin Mutual Series Funds
MUTUAL GLOBAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

                                                                                       PRINCIPAL (j)
                                                                                          AMOUNT
                                                                                       -------------
       CORPORATE BONDS, NOTES & SENIOR FLOATING RATE INTERESTS 3.2%
       American General Finance Corp., 5.85%, 6/01/13                  United States         958,000    $       735,505
         senior note, J, 6.90%, 12/15/17                               United States      13,413,000          9,447,782
    (k)BP Capital Markets PLC, FRN, 1.293%, 3/17/11                   United Kingdom      97,708,000         99,235,762
    (k)Calpine Corp., Exit Term Loan, FRN, 3.165%, 3/29/14             United States      18,884,324         17,262,633
  (e,l)Cerberus CG Investor I LLC, 12.00%, 7/31/14                     United States       7,903,600          1,501,684
  (e,l)Cerberus CG Investor II LLC, 12.00%, 7/31/14                    United States       7,903,600          1,501,684
  (e,l)Cerberus CG Investor III LLC, 12.00%, 7/31/14                   United States       3,951,800            750,842
  (e,l)Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13             United States      89,613,199          7,303,476
       CIT Group Inc.,
         (k)New Term Loan, FRN, 13.00%, 1/20/12                        United States       4,553,000          4,683,899
         senior bond, 6.00%, 4/01/36                                   United States       2,503,000          1,451,740
         senior note, 4.75%, 12/15/10                                  United States       1,782,000          1,231,346
         senior note, 5.60%, 4/27/11                                   United States       1,878,000          1,279,164
         senior note, 5.40%, 2/13/12                                   United States       2,235,000          1,467,684
         senior note, 7.625%, 11/30/12                                 United States       5,140,000          3,350,648
         senior note, 5.80%, 10/01/36                                  United States       7,310,000          4,391,482
         (k)senior note, FRN, 0.773%, 11/03/10                         United States       1,312,000            906,522
       ConocoPhillips, senior note, 8.75%, 5/25/10                     United States       7,904,000          8,345,241
       DecisionOne Corp.,
         (e)senior secured note, 15.00%, 11/30/13                      United States         474,500            563,834
         (d)Term Loan B, 15.00%, 8/29/13                               United States          82,993             98,618
    (k)First Data Corp., Term Loan B-1, FRN, 2.996%, 9/24/14           United States      44,445,365         38,432,885
       Groupe Eurotunnel SA, cvt., sub. bond, NRS I, T3,
         3.00%, 7/28/10                                                   France           7,220,400 EUR     14,261,625
         3.00%, 7/28/10                                                   France           4,866,820 GBP     12,443,097
(d,g,k)International Automotive Components Group NA Inc.,
       Revolver, FRN, 6.25%, 1/18/14                                   United States       2,287,131          2,287,131
(e,g,l)International Automotive Components Group NA LLC,
       9.00%, 4/01/17                                                  United States       3,472,200          2,983,994
  (k,m)Roche Holdings Inc., 144A, FRN, 1.393%, 2/25/10                  Switzerland       91,205,000         91,227,710
       Seadrill Ltd., cvt., senior note, 3.625%, 11/08/12                 Bermuda         14,200,000         13,099,500
       Telecom Italia Capital,
         4.875%, 10/01/10                                                  Italy          22,726,000         23,342,764
         senior note, 4.00%, 1/15/10                                       Italy          42,709,000         43,004,119
  (d,n)TVMAX Holdings Inc., PIK,
         11.50%, 12/31/09                                              United States         580,530            145,955
         14.00%, 12/31/09                                              United States         933,056            218,646
       Vodafone Group PLC, senior note, 7.75%, 2/15/10                United Kingdom      70,997,000         72,776,256
                                                                                                        ---------------
       TOTAL CORPORATE BONDS, NOTES & SENIOR FLOATING RATE
       INTERESTS (COST $574,714,229)                                                                        479,733,228
                                                                                                        ---------------
       CORPORATE BONDS, NOTES & SENIOR FLOATING RATE INTERESTS IN
       REORGANIZATION 0.0%(a)
    (k)Charter Communications Operating LLC, Term Loan B,
       FRN, 6.25%, 3/06/14                                             United States       4,340,293          4,156,733
  (d,l)Safety Kleen Services, senior sub. note, 9.25%, 6/01/08         United States          40,000                200
                                                                                                        ---------------
       TOTAL CORPORATE BONDS, NOTES & SENIOR FLOATING RATE
       INTERESTS IN REORGANIZATION (COST $3,359,130)                                                          4,156,933
                                                                                                        ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
       (COST $8,867,358,972)                                                                             10,709,419,807
                                                                                                        ---------------
       SHORT TERM INVESTMENTS 29.1%
       SENIOR FLOATING RATE INTERESTS(COST $2,164,181) 0.0%(a)
    (k)Lyondell Chemical Co., DIP Delayed Draw Term Loan,
       FRN, 13.00%, 12/15/09                                           United States       2,121,126          2,216,047
                                                                                                        ---------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 28.6%
    (o)FHLB, 10/01/09                                                  United States      42,300,000         42,300,000

Franklin Mutual Series Funds
MUTUAL GLOBAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    (o)U.S. Treasury Bills,
       1/07/10                                                         United States     202,500,000    $   202,455,855
       1/14/10                                                         United States     300,000,000        299,925,600
       1/21/10                                                         United States     300,000,000        299,914,200
       1/28/10                                                         United States     300,000,000        299,910,600
       2/28/10                                                         United States     300,000,000        299,859,900
       6/03/10                                                         United States     200,000,000        199,741,400
    (p)10/01/09 - 6/10/10                                              United States   2,692,000,000      2,691,093,693
                                                                                                        ---------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
       (COST $4,333,523,652)                                                                              4,335,201,248
                                                                                                        ---------------
       Total Investments before Money Market Funds and
       Repurchase Agreements (Cost $13,203,046,805)                                                      15,046,837,102
                                                                                                        ---------------
       REPURCHASE AGREEMENTS (COST $54,400,000) 0.4%
    (q)Credit Suisse Securities (USA) LLC, 0.03%, 10/01/09
       (Maturity Value $54,400,045)
         Collateralized by (o)US Treasury Bills, 10/01/09              United States      54,400,000         54,400,000
                                                                                                        ---------------
       INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
       SECURITIES 0.1%
       MONEY MARKET FUNDS 0.1%
    (r)Bank of New York Institutional Cash Reserve Fund,
       Series A, 0.08%                                                 United States      14,360,000         14,360,000
    (b)Bank of New York Institutional Cash Reserve Fund,  Series B     United States         283,417            226,733
                                                                                                        ---------------
       TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
       LOANED SECURITIES (COST $14,643,417)                                                                  14,586,733
                                                                                                        ---------------

       TOTAL INVESTMENTS (COST $13,272,090,222) 99.8%                                                    15,115,823,835
       OPTIONS WRITTEN (0.3)%                                                                               (47,162,445)
       SECURITIES SOLD SHORT (3.5)%                                                                        (534,664,823)
       OTHER ASSETS, LESS LIABILITIES 4.0%                                                                  604,221,692
                                                                                                        ---------------
       NET ASSETS 100.0%                                                                                $15,138,218,259
                                                                                                        ---------------

                                                                                  CONTRACTS
OPTIONS WRITTEN 0.3%
CALL OPTIONS 0.3%
DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(a)
Koninklijke KPN NV, Jun. 10 Calls, 6/18/10                       Netherlands        3,300,000    $     7,413,506
                                                                                                 ---------------

FOOD PRODUCTS 0.1%
Danone, Jun. 37.74 Calls, 6/18/10                                  France           1,342,000         10,064,407
                                                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS 0.1%
Royal Dutch Shell PLC, A, Jun. 19 Calls, 6/18/10               United Kingdom       3,000,000          6,790,247
Total SA, B, Jun. 40 Calls, 6/18/10                                France             865,000          3,706,356
Total SA, B, Jun. 40 Calls, 6/18/10                                France             876,000          3,696,865
                                                                                                 ---------------
                                                                                                      14,193,468
TOBACCO 0.1%
British American Tobacco PLC, Mar. 18 Calls, 3/19/10           United Kingdom       1,925,000          5,287,429
British American Tobacco PLC, Mar. 18 Calls, 3/19/10           United Kingdom       1,925,000          5,352,610
Imperial Tobacco Group PLC, Mar. 17 Calls, 3/19/10             United Kingdom       2,000,000          4,851,025
                                                                                                 ---------------
                                                                                                      15,491,064
                                                                                                 ---------------

TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $43,628,837)                                            $    47,162,445
                                                                                                 ===============

                                                                                    SHARES
SECURITIES SOLD SHORT 3.5%
PHARMACEUTICALS 3.2%
Merck & Co. Inc.                                               United States    10,247,612    $   324,131,968

Franklin Mutual Series Funds
MUTUAL GLOBAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Pfizer Inc.                                                     United States      10,128,179        167,621,362
                                                                                                 ---------------
                                                                                                     491,753,330
FOOD PRODUCTS 0.3%
Kraft Foods Inc., A                                             United States       1,633,479         42,911,493
                                                                                                 ---------------

TOTAL SECURITIES SOLD SHORT (PROCEEDS $433,884,078)                                              $   534,664,823
                                                                                                 ---------------

(a) Rounds to less than 0.1% of net assets.

(b) Non-income producing.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2009, the aggregate value of these securities was $25,820,147, representing 0.17% of net assets.

(e) See Note 5 regarding restricted securities.

(f) See Note 6 regarding holdings of 5% voting securities.

(g) See Note 7 regarding other considerations.

(h) A portion or all of the security is held in connection with written option contracts open at period end.

(i) A portion or all of the security is on loan at September 30, 2009.

(j) The principal amount is stated in U.S. dollars unless otherwise indicated.

(k) The coupon rate shown represents the rate at period end.

(l) Defaulted security or security for which income has been deemed uncollectible.

(m) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2009, the value of this security was $91,227,710, representing 0.60% of net assets.

(n) Income may be received in additional securities and/or cash.

(o) The security is traded on a discount basis with no stated coupon rate.

(p) Security or a portion of the security has been segregated as collateral for securities sold short, open forward contracts, and open option contracts. At September 30, 2009, the value of securities and/or cash pledged amounted to $ 813,701,587.

(q) At September 30, 2009, all repurchase agreements had been entered into on that date.

(r) The rate shown is the annualized seven-day yield at period end.

Franklin Mutual Series Funds
MUTUAL GLOBAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

At September 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                               CONTRACT      SETTLEMENT    UNREALIZED      UNREALIZED
CURRENCY             COUNTERPARTY   TYPE       QUANTITY         AMOUNT          DATE      APPRECIATION    DEPRECIATION
------------------   ------------   ----   ---------------   -------------   ----------   ------------   -------------
British Pound        DBFX           Sell        91,600,000   $ 148,850,000     10/13/09   $  2,486,433   $           -
British Pound        BBU            Sell       137,400,000     223,000,200     10/13/09      3,454,850               -
Euro                 BBU            Sell       132,610,000     184,259,828     10/13/09              -      (9,760,308)
Euro                 HAND           Sell        50,000,000      71,189,000     10/13/09              -      (1,965,414)
Euro                 DBFX           Sell        44,593,293      63,513,205     10/13/09              -      (1,730,720)
Euro                 BANT           Sell        18,300,000      25,955,295     10/13/09              -        (819,221)
Euro                 SSBT           Sell         8,590,314      12,394,130     10/13/09              -        (174,257)
Euro                 SSBT           Buy          3,914,283       5,755,131     10/13/09              -         (28,190)
South Korean Won     BANT           Sell   233,054,390,000     185,880,000     10/13/09              -     (12,178,452)
South Korean Won     BBU            Sell    54,235,500,000      42,750,000     10/13/09              -      (3,341,383)
Japanese Yen         SSBT           Sell     8,035,300,169      81,343,590     10/20/09              -      (8,193,234)
Japanese Yen         HSBC           Sell     1,145,692,480      12,120,000     10/20/09              -        (646,376)
Japanese Yen         AESX           Sell       720,551,137       7,510,000     10/20/09              -        (519,054)
Japanese Yen         BBU            Sell     1,097,106,890      11,760,000     10/20/09              -        (464,990)
Japanese Yen         DBFX           Sell       371,361,200       3,920,000     10/20/09              -        (218,054)
Japanese Yen         BANT           Sell       191,070,000       2,000,000     10/20/09              -        (129,081)
Japanese Yen         BANT           Buy        958,132,300      10,095,000     10/20/09        581,405               -
Japanese Yen         DBFX           Buy        367,560,960       3,980,000     10/20/09        115,708               -
Danish Krone         HAND           Sell     1,372,748,650     243,631,982     10/23/09              -     (26,101,680)
Danish Krone         BANT           Sell       220,595,782      39,066,032     10/23/09              -      (4,279,200)
Danish Krone         SSBT           Sell        69,541,706      11,923,106     10/23/09              -      (1,741,259)
Danish Krone         BBU            Sell        97,230,994      17,750,000     10/23/09              -      (1,355,080)
Danish Krone         HAND           Buy        177,458,505      32,150,254     10/23/09      2,674,537               -
Danish Krone         BBU            Buy         33,479,370       6,330,000     10/23/09        248,417               -
Canadian Dollar      SSBT           Sell        66,233,652      61,191,474     10/30/09              -        (709,482)
Canadian Dollar      BANT           Sell         5,171,619       4,820,000     10/30/09              -         (13,316)
Euro                 BBU            Sell       169,820,000     242,572,274     10/30/09              -      (5,886,781)
Euro                 SSBT           Sell       127,522,318     185,941,872     10/30/09              -        (632,587)
Euro                 BANT           Sell        37,947,504      55,456,535     10/30/09              -         (63,433)
Euro                 DBFX           Sell        18,005,000      26,397,099     10/30/09         54,470               -
British Pound        DBFX           Sell       227,206,551     376,435,935     11/12/09     13,432,271               -
British Pound        HAND           Sell         2,330,000       3,855,602     11/12/09        133,005               -
British Pound        BANT           Sell        20,131,052      32,395,512     11/12/09        274,191               -
Euro                 BANT           Sell       124,054,250     159,781,874     11/13/09              -     (21,715,773)
Euro                 SSBT           Sell       293,876,398     409,413,852     11/13/09              -     (20,542,192)
Euro                 HSBC           Sell         8,370,000      11,196,491     11/13/09              -      (1,049,243)
Euro                 BANT           Buy        144,130,675     211,511,766     11/13/09              -        (641,293)
Euro                 HAND           Sell         7,400,000      10,485,756     11/13/09              -        (340,819)

Franklin Mutual Series Funds
MUTUAL GLOBAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Euro                 DBFX           Sell         7,400,000      10,530,385     11/13/09              -        (296,190)
Euro                 SSBT           Buy          6,822,482       9,995,619     11/13/09              -         (13,984)
Norwegian Krone      HAND           Sell       853,137,994     142,900,829     11/16/09              -      (4,531,527)
Norwegian Krone      BBU            Sell       832,401,941     139,699,915     11/16/09              -      (4,149,006)
Norwegian Krone      DBFX           Sell        30,173,310       5,130,000     11/16/09              -         (84,306)
Australian Dollar    SSBT           Sell        31,832,172      27,184,675     11/17/09              -        (780,706)
Australian Dollar    BANT           Buy            970,260         836,684     11/17/09         15,714               -
Euro                 BBU            Sell       187,047,086     261,471,281     11/30/09              -     (12,182,634)
Euro                 BONY           Sell        33,472,215      46,462,782     11/30/09              -      (2,507,790)
Euro                 DBFX           Sell        87,057,597     126,773,273     11/30/09              -        (593,867)
Euro                 SSBT           Buy          3,945,637       5,775,860     11/30/09              -          (3,308)
New Zealand Dollar   SSBT           Sell        24,311,853      16,775,178      1/11/10              -        (655,190)
New Zealand Dollar   BANT           Sell         2,848,500       1,999,932      1/11/10              -         (42,299)
Euro                 SSBT           Sell       302,570,706     441,020,714      1/14/10              -      (1,594,978)
Euro                 BBU            Sell        23,620,000      34,653,966      1/14/10        101,438               -
Euro                 DBFX           Sell         4,610,000       6,799,289      1/14/10         55,548               -
Euro                 DBFX           Sell       200,000,000     284,650,000      1/29/10              -      (7,907,056)
British Pound        BBU            Sell         6,540,000      10,830,259      2/10/10        382,741               -
British Pound        DBFX           Sell       150,945,000     249,317,202      2/10/10      8,185,619               -
British Pound        BONY           Sell       100,000,000     166,600,000      2/10/10      6,852,024               -
British Pound        SSBT           Sell       103,458,362     172,289,211      3/15/10      7,022,146               -
Singapore Dollar     SSBT           Sell       112,320,761      79,439,262      3/24/10              -        (225,639)
Singapore Dollar     BANT           Sell         3,060,568       2,170,000      3/24/10              -            (746)
Swiss Franc          DBFX           Sell       179,360,180     168,954,706      5/10/10              -      (4,481,009)
Swiss Franc          SSBT           Sell       202,528,250     192,020,527      5/10/10              -      (3,817,990)
Swiss Franc          BBU            Sell       108,214,767     102,222,894      5/10/10              -      (2,417,417)
Swiss Franc          BANT           Sell        44,985,526      42,541,853      5/10/10              -        (957,750)
Swiss Franc          AESX           Sell         2,894,748       2,795,000      5/10/10              -          (4,130)
   Unrealized appreciation (depreciation)                                                   46,070,517    (172,488,394)
                                                                                          ------------   -------------
     Net unrealized appreciation (depreciation)                                                          $(126,417,877)
                                                                                                         =============

Franklin Mutual Series Funds
MUTUAL GLOBAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

COUNTERPARTY

AESX   Credit Suisse International
BANT   Bank of America N.A.
BBU    Barclays Bank
BONY   Bank of New York Mellon
DBFX   Deutsche Bank AG
HAND   Svenska Handelsbanken
HSBC   HSBC Bank USA
SSBT   State Street Bank and Trust Co., N.A.

CURRENCY

EUR    Euro
GBP    British Pound
USD    U.S. Dollar

SELECTED PORTFOLIO

ADR    American Depository Receipt
DIP    Debtor-In-Possession
FHLB   Federal Home Loan Bank
FRN    Floating Rate Note
PC     Participation Certificate
PIK    Payment-In-Kind

Franklin Mutual Series Funds
MUTUAL INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                  SHARES/
                                                     COUNTRY      RIGHTS     VALUE
                                                 --------------   -------   --------
   COMMON STOCKS 87.5%
   AIR FREIGHT & LOGISTICS 0.7%
   TNT NV                                          Netherlands      1,702   $ 45,670
                                                                            --------
   AUTOMOBILES 1.4%
   Daimler AG                                        Germany        1,880     95,227
                                                                            --------
   BEVERAGES 2.3%
   Carlsberg AS, B                                   Denmark          908     65,770
   Lion Nathan Ltd.                                 Australia       4,288     43,304
   Pernod Ricard SA                                  France           648     51,453
                                                                            --------
                                                                             160,527
                                                                            --------
   CAPITAL MARKETS 3.1%
   Deutsche Bank AG (EUR Traded)                    Germany           849     65,798
   Deutsche Bank AG (USD Traded)                    Germany           200     15,354
   Man Group PLC                                 United Kingdom    13,820     73,119
(a)UBS AG                                         Switzerland       3,440     62,953
                                                                            --------
                                                                             217,224
                                                                            --------
   CHEMICALS 2.2%
   BASF SE                                          Germany           421     22,384
   Linde AG                                         Germany           731     79,231
   Symrise AG                                       Germany         2,758     52,579
                                                                            --------
                                                                             154,194
                                                                            --------
   COMMERCIAL BANKS 11.0%
(a)Allied Irish Banks PLC                           Ireland        23,652    110,979
(a)Bank of Ireland                                  Ireland        30,315    151,690
(a)Barclays PLC                                  United Kingdom    19,084    112,833
(a)Barclays PLC, ADR                             United Kingdom       385      9,101
   BNP Paribas                                       France           769     61,432
(a)BNP Paribas, rts., 10/13/09                       France           769      1,665
(a)Intesa Sanpaolo SpA                                Italy        13,922     61,566
   Intesa Sanpaolo SpA, di Risp                       Italy        14,895     52,902
(a)Jyske Bank AS                                    Denmark         1,980     82,510
(a)KBC Groep NV                                     Belgium         2,230    111,993
                                                                            --------
                                                                             756,671
                                                                            --------
   COMPUTERS & PERIPHERALS 0.8%
   China Digital TV Holding Co., ADR                 China          8,110     58,392
                                                                            --------
   CONSTRUCTION MATERIALS 2.5%
   CRH PLC                                          Ireland         2,687     74,322
   SA des Ciments Vicat                              France         1,275     97,619
                                                                            --------
                                                                             171,941
                                                                            --------
   DIVERSIFIED FINANCIAL SERVICES 3.7%
   Bolsas Y Mercados Espanoles                       Spain            761     29,628
   Deutsche Boerse AG                               Germany           777     63,492
   Groupe Bruxelles Lambert SA                      Belgium           406     37,494
   Guoco Group Ltd.                                Hong Kong        7,000     74,065
   Hellenic Exchanges SA Holding                     Greece         1,700     21,590
(a)Resolution Ltd.                               United Kingdom    19,060     28,477
                                                                            --------
                                                                             254,746
                                                                            --------
   DIVERSIFIED TELECOMMUNICATION SERVICES 3.6%
   Cable & Wireless PLC                          United Kingdom    28,060     64,433
   Koninklijke KPN NV                              Netherlands      5,785     95,940
   Telefonica SA                                     Spain          3,105     85,657
                                                                            --------
                                                                             246,030
                                                                            --------
   ELECTRIC UTILITIES 1.6%
   E.ON AG                                          Germany         1,947     82,839

       Quarterly Statement of Investments See Notes to Statements of Investments

MUTUAL INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

     Iride SpA                                                Italy           13,939   $  27,287
                                                                                       ---------
                                                                                         110,126
                                                                                       ---------
     ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENT 0.5%
  (a)Hollysis Automation Technologies Ltd.                 United States       4,000      37,960
                                                                                       ---------
     FOOD & STAPLES RETAILING 6.0%
(a,b)AWB Ltd.                                                Australia        72,233      81,230
     Carrefour SA                                             France           1,256      56,967
     Familymart Co. Ltd.                                       Japan           2,200      70,837
     Koninklijke Ahold NV                                   Netherlands        5,944      71,486
     Lawson Inc.                                               Japan           1,600      74,336
     Shinsegae Food System Co. Ltd.                         South Korea        1,057      62,261
                                                                                       ---------
                                                                                         417,117
                                                                                       ---------
     FOOD PRODUCTS 8.1%
     Cadbury PLC                                          United Kingdom       7,545      96,754
  (a)China Fishery Group Ltd.                                  China          91,900      94,604
     China Foods Ltd.                                          China          62,961      43,463
     Danone                                                   France           1,457      87,785
     First Pacific Co. Ltd.                                  Hong Kong        76,029      50,915
     Lotte Confectionary Co. Ltd.                           South Korea           70      73,659
     Nestle SA                                              Switzerland        1,926      82,049
     Nong Shim Co. Ltd.                                     South Korea          137      29,636
                                                                                       ---------
                                                                                         558,865
                                                                                       ---------
     HOTELS, RESTAURANTS & LEISURE 3.2%
     Accor SA                                                 France           1,185      65,953
  (a)Home Inns & Hotels Management Inc., ADR                   China           2,130      63,580
  (a)REXLot Holdings Ltd., fgn                                Bermuda      1,025,000      91,258
                                                                                       ---------
                                                                                         220,791
                                                                                       ---------
     HOUSEHOLD DURABLES 1.2%
  (a)Berkeley Group Holdings PLC                          United Kingdom       5,949      84,177
                                                                                       ---------
     INDUSTRIAL CONGLOMERATES 3.0%
     Jardine Matheson Holdings Ltd.                          Hong Kong         1,200      36,480
     Jardine Strategic Holdings Ltd.                         Hong Kong         2,200      37,312
     Siemens AG                                               Germany          1,448     135,038
                                                                                       ---------
                                                                                         208,830
                                                                                       ---------
     INSURANCE 8.8%
     Austbrokers Holdings Ltd.                               Australia        12,831      54,887
     AXA SA                                                   France           3,065      82,962
     Brit Insurance Holdings PLC                          United Kingdom      13,932      45,371
     Catlin Group Ltd.                                    United Kingdom       9,316      52,281
     CNinsure Inc., ADR                                        China           2,840      65,206
     Irish Life & Permanent PLC                               Ireland         13,850     113,883
     Lancashire Holdings Ltd.                             United Kingdom       6,771      55,235
     Tower Australia Group Ltd.                              Australia        11,960      29,853
     Zurich Financial Services AG                           Switzerland          453     107,722
                                                                                       ---------
                                                                                         607,400
                                                                                       ---------
     LIFE SCIENCES TOOLS & SERVICES 0.5%
  (a)WuXi Pharmatech Cayman Inc., ADR                        China             2,790      33,285
                                                                                       ---------
     MACHINERY 2.0%
     Demag Cranes AG                                          Germany          1,826      65,562
     Schindler Holding AG, PC                              Switzerland         1,074      73,613
                                                                                       ---------
                                                                                         139,175
                                                                                       ---------
     MARINE 1.3%
     A.P. Moller - Maersk AS                                  Denmark             13      89,437
                                                                                       ---------
     MEDIA 6.6%
     Eutelsat Communications                                  France           2,442      74,209
     Reed Elsevier PLC                                    United Kingdom       9,199      68,823

MUTUAL INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

   Seven Network Ltd.                                  Australia       13,240   $   73,336
   Sinomedia Holding Ltd.                                China        541,800      104,864
(a)Visionchina Media Inc., ADR                           China          9,860       78,486
   Vivendi SA                                            France         1,885       58,317
                                                                                ----------
                                                                                   458,035
                                                                                ----------
   METALS & MINING 0.3%
(c)BHP Billiton PLC, ADR                             United Kingdom       380       20,938
                                                                                ----------
   MULTI-UTILITIES 3.0%
   Enia SpA                                              Italy          6,815       53,445
   GDF Suez                                              France         1,832       81,337
   RWE AG                                               Germany           761       70,902
                                                                                ----------
                                                                                   205,684
                                                                                ----------
   OIL, GAS & CONSUMABLE FUELS 2.0%
   Eni SpA                                               Italy          2,723       68,047
   Total SA, B                                           France         1,133       67,311
                                                                                ----------
                                                                                   135,358
                                                                                ----------
   PHARMACEUTICALS 1.1%
   China Pharmaceutical Group Ltd.                       China         74,000       41,631
   Novartis AG                                        Switzerland         639       31,962
                                                                                ----------
                                                                                    73,593
                                                                                ----------
   REAL ESTATE INVESTMENT TRUST (REIT) 0.8%
   The Link REIT                                       Hong Kong       26,500       58,334
                                                                                ----------
   REAL ESTATE MANAGEMENT & DEVELOPMENT 0.9%
   Parkway Life REIT                                   Singapore       75,000       61,766
                                                                                ----------
   SOFTWARE 1.0%
(a)RCG Holdings Ltd.                                   Hong Kong       53,000       67,703
                                                                                ----------
   TOBACCO 2.2%
   British American Tobacco PLC                      United Kingdom     2,183       68,476
   Japan Tobacco Inc.                                    Japan             24       82,357
                                                                                ----------
                                                                                   150,833
                                                                                ----------
   WIRELESS TELECOMMUNICATION SERVICES 2.1%
   MobileOne Ltd.                                      Singapore       48,000       60,318
   Vodafone Group PLC                                United Kingdom    36,772       82,381
                                                                                ----------
                                                                                   142,699
                                                                                ----------

   TOTAL COMMON STOCKS (COST $4,939,388)                                         6,042,728
                                                                                 ---------
   PREFERRED STOCKS (COST $74,350) 1.2%
   AUTOMOBILES 1.2%
   Porsche Automobile Holding SE, pfd.                  Germany         1,096       86,464
                                                                                ----------

                                                                       PRINCIPAL
                                                                        AMOUNT(d)
                                                                      -----------
   CORPORATE BONDS & NOTES 0.9%
(e)Aiful Corp., senior note, 144A, 4.45%, 2/16/10        Japan         49,000           32,587
(f)Chess Capital Securities, 4.83%, Perpetual           Ireland        50,000 EUR       27,067
                                                                                     ---------
   TOTAL CORPORATE BONDS & NOTES (COST $56,127)                                         59,654
                                                                                     ---------
   TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $5,069,865)                 6,188,846
                                                                                     ---------
   SHORT TERM INVESTMENTS (COST $800,000) 11.6%
   U.S. GOVERNMENT AND AGENCY SECURITIES 11.6%
(g)FHLB, 10/01/09                                     United States   800,000          800,000
                                                                                     ---------

MUTUAL INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

TOTAL INVESTMENTS (COST $5,869,865) 101.2%                                          $6,988,846
SECURITIES SOLD SHORT (0.3)%                                                           (21,123)
OTHER ASSETS, LESS LIABILITIES (0.9)%                                                  (65,050)
                                                                                    ----------
NET ASSETS 100.0%                                                                   $6,902,673
                                                                                    ----------
SECURITIES SOLD SHORT (PROCEEDS $21,220) 0.3%

                                                                        SHARES
METALS & MINING 0.3%
BHP Billiton Ltd., ADR                                  Australia         320       $   21,123
                                                                                    ----------

(a)  Non-income producing.

(b)  A portion or all of the security purchased on a when-issued basis.

(c) Security or a portion of the security has been segregated as collateral for securities sold short. At September 30, 2009, the value of securities and or cash pledged amounted to $20,938.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2009, the value of this security was $32,587, representing 0.47% of net assets.

(f)  Perpetual security with no stated maturity date.

(g)  The security is traded on a discount basis with no stated coupon rate.

MUTUAL INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

At September 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                          CONTRACT    SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY            COUNTERPARTY   TYPE     QUANTITY       AMOUNT        DATE      APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------
Euro                DBFX           Sell     1,293,000   $ 1,828,089    10/13/09    $          -   $    (63,684)
Euro                BANT           Sell       459,600       669,032    10/13/09               -         (3,403)
South Korean Won    BANT           Sell   146,000,000       119,379    10/13/09               -         (4,698)
Japanese Yen        BANT           Sell    11,800,000       122,853    10/20/09               -         (8,634)
Danish Krone        BANT           Sell       487,300        92,952    10/23/09               -         (2,799)
British Pound       BANT           Sell       165,800       274,103    11/12/09           9,207              -
British Pound       DBFX           Sell       202,000       334,734    11/12/09          12,003              -
Australian Dollar   SSBT           Sell       314,987       268,999    11/17/09               -         (7,725)
Singapore Dollar    SSBT           Sell       208,000       147,109     3/24/10               -           (418)
Swiss Franc         SSBT           Sell       134,000       126,177     5/10/10               -         (3,397)
Swiss Franc         BANT           Sell       190,000       181,247     5/10/10               -         (2,477)
                                                                                   ---------------------------
   Unrealized appreciation (depreciation)                                                21,210        (97,235)
                                                                                   ---------------------------
     Net unrealized appreciation (depreciation)                                                   $    (76,025)
                                                                                                  ============

ABBREVIATIONS

COUNTERPARTY

BANT   Bank of America N.A.

DBFX   Deutsche Bank AG

SSBT   State Street Bank and Trust Co., N.A.

CURRENCY

EUR    Euro

SELECTED PORTFOLIO

ADR    American Depository Receipt

FHLB   Federal Home Loan Bank

PC     Participation Certificate

Franklin Mutual Series Funds
MUTUAL QUEST FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                   SHARES/
                                                                                  WARRANTS/
                                                                                 CONTRACTS/
                                                                    COUNTRY        RIGHTS         VALUE
                                                                --------------   ----------   -------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 71.1%
       AIRLINES 0.1%
    (a)ACE Aviation Holdings Inc., A                                Canada          692,194   $  3,260,275
    (a)Delta Air Lines Inc.                                      United States        4,762         42,668
  (a,b)Northwest Airlines Corp., Contingent Distribution         United States   28,232,000         16,939
                                                                                              ------------
                                                                                                 3,319,882
                                                                                              ------------
       AUTO COMPONENTS 0.1%
(a,b,c)Collins & Aikman Products Co., Contingent Distribution    United States    1,217,404         12,174
(a,b,c)Dana Holding Corp., Contingent Distribution               United States   13,598,000             --
  (a,d)IACNA Investor LLC                                        United States      180,986          1,810
(a,d,e)International Automotive Components Group Brazil LLC         Brazil        2,363,058      2,520,371
(a,d,e)International Automotive Components Group Japan LLC           Japan          307,801      1,022,426
(a,d,e)International Automotive Components Group LLC              Luxembourg      8,425,843      2,705,538
(a,d,e)International Automotive Components Group NA LLC, A       United States    5,182,488         43,533
                                                                                              ------------
                                                                                                 6,305,852
                                                                                              ------------
       BEVERAGES 3.1%
       Brown-Forman Corp., A                                     United States       79,200      4,044,744
       Brown-Forman Corp., B                                     United States       19,800        954,756
       Carlsberg AS, B                                              Denmark         250,882     18,172,351
    (a)Dr. Pepper Snapple Group Inc.                             United States    1,317,046     37,865,072
       Fomento Economico Mexicano SAB de CV, ADR                    Mexico          340,000     12,937,000
       Lion Nathan Ltd.                                            Australia      1,208,849     12,208,046
       Pernod Ricard SA                                             France          836,606     66,428,553
                                                                                              ------------
                                                                                               152,610,522
                                                                                              ------------
       BUILDING PRODUCTS 0.1%
    (a)Owens Corning Inc.                                        United States      279,965      6,285,214
                                                                                              ------------
       CAPITAL MARKETS 0.9%
       Deutsche Bank AG (EUR Traded)                                Germany         173,130     13,417,645
       Deutsche Bank AG (USD Traded)                                Germany          10,000        767,700
       Man Group PLC                                            United Kingdom    3,164,930     16,745,051
    (a)UBS AG                                                     Switzerland       698,089     12,775,177
                                                                                              ------------
                                                                                                43,705,573
                                                                                              ------------
       CHEMICALS 0.2%
(a,b,c)Dow Corning Corp., Contingent Distribution               United States    20,809,194      3,022,299
       Sika AG                                                   Switzerland          6,147      8,296,018
                                                                                              ------------
                                                                                                11,318,317
                                                                                              ------------
       COMMERCIAL BANKS 1.8%
    (a)Barclays PLC                                             United Kingdom    3,800,407     22,469,584
       BNP Paribas                                                  France          417,157     33,324,694
    (a)BNP Paribas, rts., 10/13/09                                  France          417,157        903,307
(a,d,f)Elephant Capital Holdings Ltd.                                Japan           27,946             --
  (a,d)First Chicago Bancorp                                     United States      659,105        902,179
    (a)Guaranty Bancorp                                          United States    1,735,639      2,568,746
    (a)Intesa Sanpaolo SpA                                           Italy        3,547,880     15,689,504
  (a,d)NCB Warrant Holdings Ltd., A                                  Japan          129,974             --
       SunTrust Banks Inc.                                       United States       76,700      1,729,585
       Svenska Handelsbanken AB, A                                  Sweden          452,960     11,564,964
                                                                                              ------------
                                                                                                89,152,563
                                                                                              ------------
       COMMERCIAL SERVICES & SUPPLIES 0.2%
    (a)Comdisco Holding Co. Inc.                                 United States          997          8,216
  (a,b)Comdisco Holding Co. Inc., Contingent Distribution        United States   40,189,000             --
    (a)Insun ENT Co. Ltd.                                         South Korea     1,448,946      8,571,750
                                                                                              ------------
                                                                                                 8,579,966
                                                                                              ------------
       COMPUTERS & PERIPHERALS 1.8%
(a,d,f)DecisionOne Corp.                                         United States    1,008,199      1,300,577

       Quarterly Statement of Investments See Notes to Statements of Investments

Franklin Mutual Series Funds
MUTUAL QUEST FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

(a,d,f)DecisionOne Corp., wts., 6/08/17                                   United States      553,576   $          --
    (a)Dell Inc.                                                          United States      281,549       4,296,438
    (a)Sun Microsystems Inc.                                              United States    9,237,858      83,972,129
                                                                                                       -------------
                                                                                                          89,569,144
                                                                                                       -------------
       CONSUMER FINANCE 0.2%
  (a,d)Cerberus CG Investor I LLC                                         United States    7,519,799       1,428,762
  (a,d)Cerberus CG Investor II LLC                                        United States    7,519,799       1,428,762
  (a,d)Cerberus CG Investor III LLC                                       United States    3,759,899         714,381
  (a,d)Cerberus FIM Investors Holdco LLC                                  United States   16,133,491       1,314,879
  (a,f)White River Capital Inc.                                           United States      549,751       5,772,385
                                                                                                       -------------
                                                                                                          10,659,169
                                                                                                       -------------
       DIVERSIFIED FINANCIAL SERVICES 0.4%
       Deutsche Boerse AG                                                    Germany         254,247      20,775,573
  (a,b)Marconi Corp., Contingent Distribution                            United Kingdom   34,293,500              --
                                                                                                       -------------
                                                                                                          20,775,573
                                                                                                       -------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 1.6%
  (a,d)AboveNet Inc.                                                      United States      805,153      39,259,260
  (a,d)AboveNet Inc., stock grant, grant price $10.475, expiration date
       9/09/13                                                            United States          510          78,102
  (a,d)AboveNet Inc., stock grant, grant price $30, expiration date
       9/07/18                                                            United States          109           8,179
  (a,d)AboveNet Inc., wts., 9/08/10                                       United States       16,099       1,126,930
(a,b,c)Global Crossing Holdings Ltd., Contingent Distribution             United States   49,411,586              --
    (g)Koninklijke KPN NV                                                  Netherlands     2,351,320      38,994,851
                                                                                                       -------------
                                                                                                          79,467,322
                                                                                                       -------------
       ELECTRIC UTILITIES 1.0%
       E.ON AG                                                               Germany       1,192,640      50,743,191
                                                                                                       -------------
       ENERGY EQUIPMENT & SERVICES 4.2%
       Bourbon SA                                                            France          637,519      29,381,752
    (a)BW Offshore Ltd.                                                      Norway        2,813,120       3,223,062
    (a)Pride International Inc.                                           United States    1,042,880      31,745,267
    (a)Seadrill Ltd.                                                         Bermuda       4,055,672      84,651,098
    (a)Transocean Ltd.                                                    United States      677,655      57,959,832
                                                                                                       -------------
                                                                                                         206,961,011
                                                                                                       -------------
       FOOD & STAPLES RETAILING 1.1%
       Carrefour SA                                                          France        1,178,243      53,440,506
                                                                                                       -------------
       FOOD PRODUCTS 10.0%
       Cadbury PLC                                                       United Kingdom    5,920,500      75,921,821
       CSM NV                                                              Netherlands     2,000,055      50,478,337
    (g)Danone                                                                France        2,906,708     175,130,484
    (a)Lighthouse Caledonia ASA                                              Norway          416,331          18,734
       Lotte Confectionary Co. Ltd.                                        South Korea        30,405      31,994,382
  (a,h)Marine Harvest                                                        Norway       48,980,183      35,544,117
       Nestle SA                                                           Switzerland     2,410,451     102,687,166
       Nong Shim Co. Ltd.                                                  South Korea        81,743      17,682,612
    (a)Premier Foods PLC                                                 United Kingdom   14,034,206       9,425,631
                                                                                                       -------------
                                                                                                         498,883,284
                                                                                                       -------------
       HEALTH CARE PROVIDERS & SERVICES 1.8%
    (a)Kindred Healthcare Inc.                                            United States      804,508      13,057,165
       Rhoen-Klinikum AG                                                     Germany       3,085,456      78,504,208
                                                                                                       -------------
                                                                                                          91,561,373
                                                                                                       -------------
       HOTELS, RESTAURANTS & LEISURE 0.0% (i)
    (a)Trump Entertainment Resorts Inc.                                   United States       84,417          13,676
                                                                                                       -------------
       INDUSTRIAL CONGLOMERATES 2.5%
       Keppel Corp. Ltd.                                                    Singapore      5,486,488      31,550,568
    (e)Orkla ASA                                                             Norway        9,599,083      90,458,648
                                                                                                       -------------
                                                                                                         122,009,216
                                                                                                       -------------

Franklin Mutual Series Funds
MUTUAL QUEST FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

         INSURANCE 6.7%
         ACE Ltd.                                                 United States        96,280   $    5,147,129
      (a)Alleghany Corp.                                          United States       149,605       38,755,175
      (a)Berkshire Hathaway Inc., A                               United States           468       47,268,000
      (a)Berkshire Hathaway Inc., B                               United States        11,844       39,357,612
  (a,d,f)Imagine Group Holdings Ltd.                                 Bermuda        2,814,856       26,816,007
         Old Republic International Corp.                         United States     1,096,314       13,353,105
    (a,d)Olympus Re Holdings Ltd.                                 United States        97,300          212,202
    (a,d)Symetra Financial                                        United States     3,434,760       53,582,256
         White Mountains Insurance Group Ltd.                     United States       346,730      106,449,577
                                                                                                --------------
                                                                                                   330,941,063
                                                                                                --------------
         IT SERVICES 0.2%
      (a)Perot Systems Corp., A                                   United States       382,400       11,357,280
                                                                                                --------------
         MACHINERY 2.1%
         Kone OYJ, B                                                 Finland        2,877,200      105,745,936
(a,d,e,f)Motor Coach Industries International Inc.                United States         4,285               --
                                                                                                --------------
                                                                                                   105,745,936
                                                                                                --------------
         MEDIA 0.5%
      (a)Adelphia Recovery Trust                                  United States    38,254,708          956,368
    (a,b)Adelphia Recovery Trust, Arahova Contingent Value
         Vehicle, Contingent Distribution                         United States     4,899,492        1,004,396
    (a,b)Century Communications Corp., Contingent Distribution    United States    13,497,000               --
         CJ CGV Co. Ltd.                                           South Korea        574,910        9,773,226
    (a,c)TVMAX Holdings Inc.                                      United States       111,391               --
         Virgin Media Inc.                                        United Kingdom      937,859       13,054,997
                                                                                                --------------
                                                                                                    24,788,987
                                                                                                --------------
         MULTI-UTILITIES 0.5%
      (g)GDF Suez                                                    France           503,432       22,351,257
    (a,b)NorthWestern Corp., Contingent Distribution              United States     9,300,000               --
                                                                                                --------------
                                                                                                    22,351,257
                                                                                                --------------
         MULTILINE RETAIL 1.1%
         Jelmoli Holding AG                                        Switzerland        121,995       52,488,684
                                                                                                --------------
         OIL, GAS & CONSUMABLE FUELS 2.4%
         BP PLC                                                   United Kingdom      411,700        3,638,054
         Eni SpA                                                      Italy           523,870       13,091,379
      (g)Royal Dutch Shell PLC, A                                United Kingdom     1,000,000       28,603,604
      (g)Total SA, B                                                  France        1,244,472       73,933,054
                                                                                                --------------
                                                                                                   119,266,091
                                                                                                --------------
         PAPER & FOREST PRODUCTS 0.5%
         Weyerhaeuser Co.                                         United States       686,788       25,170,780
                                                                                                --------------
         PERSONAL PRODUCTS 0.3%
         L'Oreal SA                                                   France          150,620       14,974,285
                                                                                                --------------
         PHARMACEUTICALS 7.5%
         Schering-Plough Corp.                                    United States     6,557,530      185,250,223
         Wyeth                                                    United States     3,799,150      184,562,707
                                                                                                --------------
                                                                                                   369,812,930
                                                                                                --------------
         REAL ESTATE INVESTMENT TRUSTS (REITS) 1.3%
         Alexander's Inc.                                         United States       108,590       32,129,609
         The Link REIT                                              Hong Kong      15,207,140       33,475,330
         Ventas Inc.                                              United States         3,625          139,563
                                                                                                --------------
                                                                                                    65,744,502
                                                                                                --------------
         REAL ESTATE MANAGEMENT & DEVELOPMENT 1.7%
    (a,c)Canary Wharf Group PLC                                   United Kingdom    8,298,072       31,028,176
         Swire Pacific Ltd., A                                      Hong Kong       3,620,800       42,561,920

Franklin Mutual Series Funds
MUTUAL QUEST FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Swire Pacific Ltd., B                                                          Hong Kong        5,292,600    $    11,541,283
                                                                                                                    ---------------
                                                                                                                         85,131,379
                                                                                                                    ---------------
       SOFTWARE 0.9%
       Microsoft Corp.                                                              United States      1,672,254         43,294,656
                                                                                                                    ---------------
       THRIFTS & MORTGAGE FINANCE 0.0%(i)
  (a,f)Imperial Capital Bancorp Inc.                                                United States        445,796            173,860
                                                                                                                    ---------------
       TOBACCO 13.5%
       Altria Group Inc.                                                            United States      3,759,637         66,959,135
    (g)British American Tobacco PLC                                                United Kingdom      5,552,004        174,153,923
    (g)Imperial Tobacco Group PLC                                                  United Kingdom      2,943,678         85,045,614
       Japan Tobacco Inc.                                                               Japan              9,642         33,087,137
       KT&G Corp.                                                                    South Korea         737,519         44,758,909
       Lorillard Inc.                                                               United States      1,568,281        116,523,278
       Philip Morris International Inc.                                             United States      1,488,277         72,538,621
       Reynolds American Inc.                                                       United States      1,781,680         79,320,394
                                                                                                                    ---------------
                                                                                                                        672,387,011
                                                                                                                    ---------------
       TRADING COMPANIES & DISTRIBUTORS 0.8%
  (a,h)Kloeckner & Co. SE                                                              Germany         1,727,701         39,812,838
                                                                                                                    ---------------
       TRANSPORTATION INFRASTRUCTURE 0.0%(i)
       Groupe Eurotunnel SA                                                            France             88,142            901,563
                                                                                                                    ---------------

       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $2,702,960,345)                                           3,529,704,456
                                                                                                                    ---------------
       PREFERRED STOCKS 0.4%
       DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(i)
  (a,d)PTV Inc., 10.00%, pfd., A                                                   United Kingdom         92,938             12,082
                                                                                                                    ---------------
       MACHINERY 0.4%
(d,e,f)Motor Coach Industries International Inc., pfd.                              United States         31,504         19,440,736
                                                                                                                    ---------------

       TOTAL PREFERRED STOCKS (COST $31,562,952)                                                                         19,452,818
                                                                                                                    ---------------
       OPTIONS PURCHASED 0.1%
       PUT OPTIONS 0.1%
    (a)Dow Jones EUROSTOXX 50, exercise price $2,350, expiration date 12/19/09      United States         15,134            945,638
    (a)Dow Jones EUROSTOXX 50, exercise price $2,350, expiration date 12/19/09      United States         15,134            338,481
    (a)Dow Jones EUROSTOXX 50, exercise price $2,350, expiration date 3/20/10       United States          9,690            609,518
    (a)Dow Jones EUROSTOXX 50, exercise price $2,350, expiration date 12/19/09      United States          9,690            226,821
    (a)S&P 500 Index, exercise price $875, expiration date 3/20/10                  United States            545          1,220,800
    (a)S&P 500 Index, exercise price $875, expiration date 12/19/09                 United States            545            392,400
                                                                                                                    ---------------
       TOTAL OPTIONS PURCHASED (COST $9,627,535)                                                                          3,733,658
                                                                                                                    ---------------

                                                                                                      PRINCIPAL
                                                                                                      AMOUNT(j)
                                                                                                     -----------
       CORPORATE BONDS, NOTES & SENIOR FLOATING RATE INTERESTS 3.0%
       American General Finance Corp.,
         5.85%, 6/01/13                                                             United States        504,000            386,946
         senior note, J, 6.90%, 12/15/17                                            United States      7,058,000          4,971,479
    (k)BP Capital Markets PLC, FRN, 1.293%, 3/17/11                                United Kingdom     30,000,000         30,469,080
    (k)Calpine Corp., Exit Term Loan, FRN, 3.165%, 3/29/14                          United States      7,050,037          6,444,615
  (d,l)Cerberus CG Investor I LLC, 12.00%, 7/31/14                                  United States      6,600,000          1,254,000
  (d,l)Cerberus CG Investor II LLC, 12.00%, 7/31/14                                 United States      6,600,000          1,254,000
  (d,l)Cerberus CG Investor III LLC, 12.00%, 7/31/14                                United States      3,300,000            627,000
  (d,l)Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13                          United States     47,747,515          3,891,422

Franklin Mutual Series Funds
MUTUAL QUEST FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       CIT Group Inc.,
         (k)New Term Loan, FRN, 13.00%, 1/20/12                                    United States     1,545,000       $     1,589,419
         senior bond, 6.00%, 4/01/36                                               United States       857,000               497,060
         senior note, 4.75%, 12/15/10                                              United States       610,000               421,505
         senior note, 5.60%, 4/27/11                                               United States       642,000               437,286
         senior note, 5.40%, 2/13/12                                               United States       765,000               502,362
         senior note, 7.625%, 11/30/12                                             United States     1,759,000             1,146,652
         senior note, 5.80%, 10/01/36                                              United States     2,503,000             1,503,677
         (k)senior note, FRN, 0.773%, 11/03/10                                     United States       449,000               310,235
    (f)DecisionOne Corp.,
         (d)senior secured note, 15.00%, 11/30/13                                  United States     1,329,289             1,579,555
         (c)Term Loan B, 15.00%, 8/29/13                                           United States       232,502               276,275
    (k)First Data Corp., Term Loan B-1, FRN, 2.996%, 9/24/14                       United States    16,816,835            14,541,887
       Groupe Eurotunnel SA, cvt., sub. bond, NRS I, T3,
        3.00%, 7/28/10                                                             France            9,114,500 EUR        18,002,823
        3.00%, 7/28/10                                                             France            5,276,020 GBP        13,489,307
    (m)Indianapolis Downs LLC, 144A,
        senior secured note, 11.00%, 11/01/12                                      United States     2,950,000             1,755,250
        (n)senior secured sub. note, PIK, 15.50%, 11/01/13                         United States    12,577,416             5,345,402
(c,e,k)International Automotive Components Group NA Inc., Revolver,
         FRN, 6.25%, 1/18/14                                                       United States     1,027,725             1,027,725
(d,e,l)International Automotive Components Group NA LLC, 9.00%, 4/01/17            United States     1,560,200             1,340,829
  (k,m)Roche Holdings Inc., 144A, FRN, 1.393%, 2/25/10                             Switzerland      32,901,000            32,909,192
         Seadrill Ltd., cvt., senior note, 3.625%, 11/08/12                        Bermuda           5,000,000             4,612,500
  (c,n)TVMAX Holdings Inc., PIK,
         11.50%, 12/31/09                                                          United States       644,206               161,964
         14.00%, 12/31/09                                                          United States       928,538               217,587
                                                                                                                     ---------------
       TOTAL CORPORATE BONDS, NOTES & SENIOR FLOATING RATE INTERESTS
         (COST $225,245,597)                                                                                             150,967,034
                                                                                                                     ---------------
       CORPORATE BONDS, NOTES & SENIOR FLOATING RATE INTERESTS IN
         REORGANIZATION 0.2%
  (k,o)Charter Communications Operating LLC, Term Loan B, FRN,
         6.25%, 3/06/14                                                            United States    11,590,153            11,099,982
  (c,l)Safety Kleen Services, senior sub. note, 9.25%, 6/01/08                     United States        40,000                   200
                                                                                                                     ---------------
       TOTAL CORPORATE BONDS, NOTES & SENIOR FLOATING RATE INTERESTS IN
         REORGANIZATION (COST $8,854,479)                                                                                 11,100,182
                                                                                                                     ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $2,978,250,908)                                           3,714,958,148
                                                                                                                     ---------------
       SHORT TERM INVESTMENTS 25.0%
       SENIOR FLOATING RATE INTERESTS (COST $741,803) 0.0%(i)
    (k)Lyondell Chemical Co., DIP Delayed Draw Term Loan, FRN,
         13.00%, 12/15/09                                                          United States       727,045               759,580
                                                                                                                     ---------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 24.6%
    (p)FHLB, 10/01/09                                                              United States     5,000,000             5,000,000
    (p)U.S. Treasury Bills,
       11/19/09                                                                    United States    75,000,000            74,994,900
       11/27/09                                                                    United States    50,000,000            49,996,700
    (q)1/14/10                                                                     United States    75,000,000            74,981,400
    (q)1/21/10                                                                     United States   100,000,000            99,971,400
       1/28/10                                                                     United States    75,000,000            74,977,650
       2/04/10                                                                     United States    50,000,000            49,983,400
       2/11/10                                                                     United States    50,000,000            49,979,300
       2/18/10                                                                     United States   100,000,000            99,953,300
       2/25/10                                                                     United States    50,000,000            49,974,050
       3/11/10                                                                     United States    50,000,000            49,968,250
    (q)10/01/09 - 4/01/10                                                          United States   340,000,000           339,922,980
       5/06/10                                                                     United States    50,000,000            49,947,250
    (q)6/03/10                                                                     United States    75,000,000            74,903,025
       6/10/10                                                                     United States    75,000,000            74,862,450
                                                                                                                     ---------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $1,218,955,450)                                               1,219,416,055
                                                                                                                     ---------------

Franklin Mutual Series Funds
MUTUAL QUEST FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Total Investments before Money Market Funds and Repurchase
         Agreements (Cost $4,197,948,161)                                                                           $ 4,935,133,783
                                                                                                                    ---------------
       REPURCHASE AGREEMENTS (COST $16,500,000) 0.3%
    (r)Credit Suisse Securities (USA) LLC, 0.03%, 10/01/09
       (Maturity Value $16,500,014)
         Collateralized by (p)U.S. Treasury Bills, 6/17/10                         United States    16,500,000           16,500,000

                                                                                                       SHARES
       INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.1%
       MONEY MARKET FUNDS 0.1%
    (s)Bank of New York Institutional Cash Reserve Fund, Series A, 0.08%           United States     3,948,000            3,948,000
    (a)Bank of New York Institutional Cash Reserve Fund, Series B                  United States        26,656               21,325
                                                                                                                    ---------------
       Total Investments from Cash Collateral Received for Loaned Securities
       (Cost $3,974,656)                                                                                                  3,969,325
                                                                                                                    ===============

       TOTAL INVESTMENTS (COST $4,218,422,817) 99.8%                                                                  4,955,603,108
       OPTIONS WRITTEN (0.5)%                                                                                           (20,165,835)
       SECURITIES SOLD SHORT (3.8)%                                                                                    (190,854,444)
       OTHER ASSETS, LESS LIABILITIES 4.5%                                                                              222,734,065
                                                                                                                    ---------------
       NET ASSETS 100.0%                                                                                            $ 4,967,316,894
                                                                                                                    ---------------

                                                                                                   CONTRACTS
       OPTIONS WRITTEN 0.5%
       CALL OPTIONS 0.5%
       DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
       Koninklijke KPN NV, Jun. 10 Calls, 6/18/10                                   Netherlands      1,500,000       $    3,369,775
                                                                                                                    ---------------

       FOOD PRODUCTS 0.1%
       Danone, Jun. 37.74 Calls, 6/18/10                                              France           450,000            3,374,801
                                                                                                                    ---------------

       MULTI-UTILITIES 0.1%
       GDF Suez, Dec. 26 Calls, 12/19/09                                              France           485,000            3,522,773
                                                                                                                    ---------------

       OIL, GAS & CONSUMABLE FUELS 0.1%
       Royal Dutch Shell PLC, A, Jun. 19 Calls, 6/18/10                           United Kingdom     1,000,000            2,263,416
       Total SA, B, Jun. 40 Calls, 6/18/10                                            France           289,000            1,238,309
       Total SA, B, Jun. 40 Calls, 6/19/10                                            France           290,000            1,223,848
                                                                                                                    ---------------
                                                                                                                          4,725,573
                                                                                                                    ---------------
       TOBACCO 0.1%
       British American Tobacco PLC, Mar. 18 Calls, 3/19/10                       United Kingdom       635,000            1,765,666
       British American Tobacco PLC, Mar. 18 Calls, 3/19/10                       United Kingdom       640,000            1,757,899
       Imperial Tobacco Group PLC, Mar. 17 Calls, 3/19/10                         United Kingdom       680,000            1,649,348
                                                                                                                    ---------------
                                                                                                                          5,172,913
                                                                                                                    ---------------

       TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $17,101,782)                                                        $    20,165,835
                                                                                                                    ---------------

                                                                                                     SHARES
       SECURITIES SOLD SHORT 3.8%
       FOOD PRODUCTS 0.2%
       Kraft Foods Inc., A                                                         United States       354,351      $     9,308,800
                                                                                                                    ---------------

       PHARMACEUTICALS 3.6%
       Merck & Co. Inc.                                                            United States     3,781,728          119,616,057

Franklin Mutual Series Funds
MUTUAL QUEST FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Pfizer Inc.                                                                        United States     3,741,969      $    61,929,587
                                                                                                                    ---------------
                                                                                                                        181,545,644
                                                                                                                    ---------------

TOTAL SECURITIES SOLD SHORT (PROCEEDS $153,569,994)                                                                 $   190,854,444
                                                                                                                    ---------------

(a)   Non-income producing.

(b) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2009, the aggregate value of these securities was $35,746,400, representing 0.72% of net assets.

(d)   See Note 5 regarding restricted securities.

(e)   See Note 7 regarding other considerations.

(f)   See Note 6 regarding holdings of 5% voting securities.

(g) A portion or all of the security is held in connection with written option contracts open at year end.

(h)   A portion or all of the security is on loan at September 30, 2009.

(i)   Rounds to less than 0.1% of net assets.

(j)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(k)   The coupon rate shown represents the rate at period end.

(l) Defaulted security or security for which income has been deemed uncollectible.

(m) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2009, the aggregate value of these securities was $40,009,844, representing 0.81% of net assets.

(n)   Income may be received in additional securities and/or cash.

(o)   A portion of the security purchased on a delayed delivery basis.

(p)   The security is traded on a discount basis with no stated coupon rate.

(q) Security or a portion of the security has been segregated as collateral for securities sold short, open forward contracts, and open option contracts. At September 30, 2009, the value of securities and/or cash pledged amounted to $310,392,047.

(r) At September 30, 2009, all repurchase agreements had been entered into on that date.

(s)   The rate shown is the annualized seven-day yield at period end.

Franklin Mutual Series Funds
MUTUAL QUEST FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

At September 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                            CONTRACT      SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY           COUNTERPARTY   TYPE      QUANTITY         AMOUNT          DATE      APPRECIATION   DEPRECIATION
----------------   ------------   ----   --------------   -------------   ----------   ------------   ------------
British Pound      BBU            Sell       22,800,000   $  37,004,400    10/13/09    $    573,294   $          -
British Pound      DBFX           Sell       15,200,000      24,700,000    10/13/09         412,596              -
British Pound      SSBT           Sell       31,267,469      51,816,450    10/13/09       1,855,551              -
Euro               BBU            Sell       65,690,000      90,391,837    10/13/09               -     (5,718,432)
Euro               DBFX           Sell       14,148,234      20,199,576    10/13/09               -       (500,539)
Euro               BANT           Sell        1,240,000       1,766,950    10/13/09               -        (47,279)
Euro               SSBT           Sell        6,480,534       9,454,386    10/13/09               -        (27,207)
Euro               SSBT           Buy           716,042       1,052,790    10/13/09               -         (5,157)
South Korean Won   BANT           Sell   62,669,416,000      49,978,000    10/13/09               -     (3,280,844)
South Korean Won   BBU            Sell   14,653,100,000      11,550,000    10/13/09               -       (902,760)
Japanese Yen       SSBT           Sell    1,712,776,837      17,335,798    10/20/09               -     (1,749,562)
Japanese Yen       HSBC           Sell      217,252,280       2,300,000    10/20/09               -       (120,828)
Japanese Yen       AESX           Sell      150,628,051       1,570,000    10/20/09               -       (108,439)
Japanese Yen       BBU            Sell      223,116,060       2,390,000    10/20/09               -        (96,168)
Japanese Yen       DBFX           Sell       73,893,300         780,000    10/20/09               -        (43,388)
Japanese Yen       BANT           Sell       34,870,275         365,000    10/20/09               -        (23,557)
Japanese Yen       SSBT           Buy        66,000,000         670,432    10/20/09          65,002              -
Japanese Yen       BANT           Buy       184,650,300       1,945,000    10/20/09         112,546              -
Japanese Yen       DBFX           Buy        72,034,560         780,000    10/20/09          22,676              -
Danish Krone       HAND           Sell       87,360,036      15,503,323    10/23/09               -     (1,662,196)
Danish Krone       BANT           Sell       12,991,765       2,300,299    10/23/09               -       (252,474)
Danish Krone       BBU            Sell        5,751,760       1,050,000    10/23/09               -        (80,173)
Danish Krone       HAND           Buy         8,430,314       1,512,918    10/23/09         141,281              -
Danish Krone       BBU            Buy         1,745,370         330,000    10/23/09          12,951              -
Danish Krone       SSBT           Buy         3,544,000         663,269    10/23/09          33,097              -
Canadian Dollar    SSBT           Sell        4,966,347       4,588,274    10/30/09               -        (53,199)
Canadian Dollar    SSBT           Buy         1,239,027       1,156,021    10/30/09           1,954              -
Euro               BBU            Sell       51,240,000      72,998,155    10/30/09               -     (1,969,705)
Euro               SSBT           Sell       54,781,166      79,852,059    10/30/09               -       (296,785)
Euro               DBFX           Sell        3,275,000       4,778,484    10/30/09               -        (13,080)
Euro               BANT           Sell        7,120,000      10,407,246    10/30/09               -         (9,834)
British Pound      SSBT           Buy        13,004,215      21,085,034    11/12/09               -       (308,443)
British Pound      DBFX           Sell       39,110,000      64,820,571    11/12/09       2,335,254              -
British Pound      HAND           Sell        1,900,000       3,144,054    11/12/09         108,459              -
British Pound      BANT           Sell       60,938,230     101,139,253    11/12/09       3,782,547              -
British Pound      SSBT           Sell       25,631,314      42,281,661    11/12/09       1,330,989              -
Euro               SSBT           Sell      114,217,559     158,162,998    11/13/09               -     (8,943,071)

Franklin Mutual Series Funds
MUTUAL QUEST FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Euro                BANT           Sell       30,243,156      38,953,184    11/13/09               -      (5,294,083)
Euro                HSBC           Sell        3,270,000       4,367,591    11/13/09               -        (416,585)
Euro                SSBT           Buy         1,908,077       2,796,072    11/13/09               -          (4,458)
Norwegian Krone     HAND           Sell      322,842,254      54,101,112    11/16/09               -      (1,689,856)
Norwegian Krone     BBU            Sell      306,729,018      51,477,556    11/16/09               -      (1,528,853)
Norwegian Krone     DBFX           Sell       16,471,140       2,800,000    11/16/09               -         (46,408)
Australian Dollar   SSBT           Sell       14,263,909      12,181,378    11/17/09               -        (349,832)
Australian Dollar   BANT           Buy           434,670         374,829    11/17/09           7,040               -
Euro                BBU            Sell       68,530,000      95,792,052    11/30/09               -      (4,468,814)
Euro                BONY           Sell       12,394,994      17,205,491    11/30/09               -        (928,652)
Euro                DBFX           Sell       50,000,000      72,810,000    11/30/09               -        (341,077)
Euro                SSBT           Buy           781,691       1,144,286    11/30/09               -            (655)
Euro                SSBT           Sell       61,939,217      90,271,835     1/14/10               -        (335,977)
Euro                BBU            Sell        6,220,000       9,110,064     1/14/10          11,134               -
Euro                DBFX           Sell        1,010,000       1,489,649     1/14/10          12,170               -
Swedish Krona       HAND           Sell       70,070,158      10,010,023     1/19/10               -         (48,771)
Swedish Krona       SSBT           Sell        4,300,000         618,286     1/19/10           1,007               -
British Pound       BBU            Sell        1,580,000       2,618,515     2/10/10          94,497               -
British Pound       DBFX           Sell       56,880,000      93,959,362     2/10/10       3,094,713               -
Singapore Dollar    SSBT           Sell       21,826,293      15,436,724     3/24/10               -         (43,846)
Singapore Dollar    BANT           Sell          733,408         520,000     3/24/10               -            (178)
Swiss Franc         DBFX           Sell       39,656,725      37,355,294     5/10/10               -        (991,525)
Swiss Franc         SSBT           Sell       36,617,500      34,479,755     5/10/10               -        (928,228)
Swiss Franc         BBU            Sell       23,870,965      22,524,041     5/10/10               -        (558,440)
Swiss Franc         BANT           Sell       12,426,513      11,762,735     5/10/10               -        (253,317)
Swiss Franc         AESX           Sell          538,558         520,000     5/10/10               -            (769)
                                                                                        ----------------------------
 Unrealized appreciation (depreciation)                                                   14,008,758     (44,443,444)
                                                                                        ----------------------------
   Net unrealized appreciation (depreciation)                                                          $ (30,434,686)
                                                                                                       =============

Franklin Mutual Series Funds
MUTUAL QUEST FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

COUNTERPARTY

AESX   Credit Suisse International

BANT   Bank of America N.A.

BBU    Barclays Bank

BONY   Bank of New York Mellon

DBFX   Deutsche Bank AG

HAND   Svenska Handelsbanken

HSBC   HSBC Bank USA

SSBT   State Street Bank and Trust Co., N.A.

CURRENCY

EUR    Euro

GBP    British Pound

USD    U.S. Dollar

SELECTED PORTFOLIO

ADR    American Depository Receipt

DIP    Debtor-In-Possession

FHLB   Federal Home Loan Bank

FRN    Floating Rate Note

PIK    Payment-In-Kind

Franklin Mutual Series Funds
MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)


                                                                                    SHARES/
                                                                                   WARRANTS/
                                                                     COUNTRY       CONTRACTS      VALUE
                                                                  --------------  -----------  ------------

          COMMON STOCKS AND OTHER EQUITY INTERESTS 86.1%
          AEROSPACE & DEFENSE 0.6%
       (a)GenCorp Inc.                                            United States     2,073,770  $ 11,115,407
          United Technologies Corp.                               United States     1,331,540    81,130,732
                                                                                               ------------
                                                                                                 92,246,139
                                                                                               ------------
          AIR FREIGHT & LOGISTICS 0.4%
          TNT NV                                                   Netherlands      2,255,958    60,534,692
                                                                                               ------------
          AIRLINES 0.0%(b)
       (a)ACE Aviation Holdings Inc., A                               Canada        1,004,341     4,730,507
       (a)Delta Air Lines Inc.                                    United States         9,571        85,756
     (a,c)Northwest Airlines Corp., Contingent Distribution       United States   111,348,000        66,809
                                                                                               ------------
                                                                                                  4,883,072
                                                                                               ------------
          AUTO COMPONENTS 0.2%
   (a,c,d)Collins & Aikman Products Co., Contingent Distribution  United States     3,845,673        38,457
   (a,c,d)Dana Holding Corp., Contingent Distribution             United States    45,477,000            --
       (a)Goodyear Tire & Rubber Co.                              United States       846,739    14,419,965
   (a,e,f)IACNA Investor LLC                                      United States       678,719         6,787
 (a,e,f,g)International Automotive Components Group Brazil LLC        Brazil        7,234,813     7,716,449
 (a,e,f,g)International Automotive Components Group Japan LLC         Japan         1,104,272     3,668,070
 (a,e,f,g)International Automotive Components Group LLC             Luxembourg     25,796,752     8,283,337
 (a,e,f,g)International Automotive Components Group NA LLC, A     United States    19,434,979       163,254
                                                                                               ------------
                                                                                                 34,296,319
                                                                                               ------------
          AUTOMOBILES 0.5%
          Daimler AG                                                  Germany       1,413,460    71,595,312
                                                                                               ------------

          BEVERAGES 4.9%
          Brown-Forman Corp., A                                   United States       125,460     6,407,242
          Brown-Forman Corp., B                                   United States       788,910    38,041,240
          Carlsberg AS, B                                             Denmark         984,186    71,288,387
       (a)Dr. Pepper Snapple Group Inc.                           United States     7,988,898   229,680,818
          Lion Nathan Ltd.                                          Australia       2,885,599    29,141,377
          Pepsi Bottling Group Inc.                               United States     3,454,220   125,871,777
          PepsiAmericas Inc.                                      United States     1,274,500    36,399,720
          Pernod Ricard SA                                            France        2,426,861   192,698,672
                                                                                               ------------
                                                                                                729,529,233
                                                                                               ------------
          BUILDING PRODUCTS 0.5%
       (a)Owens Corning Inc.                                      United States     3,320,705    74,549,827
                                                                                               ------------
          CAPITAL MARKETS 0.8%
          Deutsche Bank AG (EUR Traded)                               Germany         939,915    72,843,793
          Deutsche Bank AG (USD Traded)                               Germany          60,700     4,659,939
       (a)UBS AG                                                   Switzerland      2,605,664    47,684,204
                                                                                               ------------
                                                                                                125,187,936
                                                                                               ------------
          CHEMICALS 1.3%
   (a,c,d)Dow Corning Corp., Contingent Distribution              United States    21,830,547     3,157,637
          Linde AG                                                    Germany       1,730,358   187,547,352
                                                                                               ------------
                                                                                                190,704,989
                                                                                               ------------
          COMMERCIAL BANKS 1.4%
       (a)Barclays PLC                                            United Kingdom   19,338,917   114,339,705
   (a,e,f)Elephant Capital Holdings Ltd.                              Japan            64,834            --
     (a,f)Guaranty Bancorp                                        United States     5,731,834     8,483,114
       (a)Intesa Sanpaolo SpA                                         Italy        15,273,862    67,544,372
     (a,e)NCB Warrant Holdings Ltd., A                                Japan           301,530            --
     (a,e)State Bank and Trust Co.                                United States     1,467,000    14,962,851
                                                                                               ------------
                                                                                                205,330,042
                                                                                               ------------

Quarterly Statement of Investments See Notes to Statements of Investments

Franklin Mutual Series Funds
MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)


          COMMERCIAL SERVICES & SUPPLIES 0.0% (b)
       (a)Comdisco Holding Co. Inc.                               United States         2,122  $     17,485
     (a,c)Comdisco Holding Co. Inc., Contingent Distribution      United States    86,205,000            --
                                                                                               ------------
                                                                                                     17,485
                                                                                               ------------
          COMMUNICATIONS EQUIPMENT 0.8%
          Motorola Inc.                                           United States    14,770,779   126,880,992
                                                                                               ------------
          COMPUTERS & PERIPHERALS 1.6%
   (a,e,f)DecisionOne Corp.                                       United States     1,879,100     2,424,039
   (a,e,f)DecisionOne Corp., wts., 6/08/17                        United States     1,031,766            --
       (a)Dell Inc.                                               United States    11,036,192   168,412,290
       (a)Sun Microsystems Inc.                                   United States     7,297,180    66,331,366
                                                                                               ------------
                                                                                                237,167,695
                                                                                               ------------

          CONSUMER FINANCE 0.9%
 (a,e,f,g)CB FIM Coinvestors LLC                                  United States    43,105,703   109,919,542
     (a,e)Cerberus CG Investor I LLC                              United States    56,116,385    10,662,113
     (a,e)Cerberus CG Investor II LLC                             United States    56,116,385    10,662,113
     (a,e)Cerberus CG Investor III LLC                            United States    28,058,192     5,331,057
     (a,e)Cerberus FIM Investors Holdco LLC                       United States    53,924,666     4,394,860
                                                                                               ------------
                                                                                                140,969,685
                                                                                               ------------
          CONTAINERS & PACKAGING 0.0% (b)
          Temple-Inland Inc.                                      United States       225,868     3,708,753
                                                                                               ------------
          DIVERSIFIED CONSUMER SERVICES 0.4%
          H&R Block Inc.                                          United States     1,443,778    26,536,640
          Hillenbrand Inc.                                        United States     1,462,406    29,789,210
                                                                                               ------------
                                                                                                 56,325,850
                                                                                               ------------
          DIVERSIFIED FINANCIAL SERVICES 1.0%
          Bank of America Corp.                                   United States     2,671,700    45,205,164
          Deutsche Boerse AG                                         Germany        1,223,170    99,950,276
     (a,c)Marconi Corp., Contingent Distribution                  United Kingdom   77,739,439            --
                                                                                               ------------
                                                                                                145,155,440
                                                                                               ------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 3.7%
   (a,e,f)AboveNet Inc.                                           United States     1,685,069    82,163,964
   (a,e,f)AboveNet Inc., stock grant, grant price $10.475,
          expiration date 9/09/13                                 United States         1,065       163,094
   (a,e,f)AboveNet Inc., stock grant, grant price $30,
          expiration date 9/07/18                                 United States           229        17,184
   (a,e,f)AboveNet Inc., wts., 9/08/10                            United States        34,449     2,411,430
          Cable & Wireless PLC                                    United Kingdom   27,132,863    62,303,950
   (a,c,d)Global Crossing Holdings Ltd., Contingent Distribution  United States   105,649,309            --
          Koninklijke KPN NV                                        Netherlands    12,415,256   205,897,561
          Qwest Communications International Inc.                 United States    14,529,145    55,356,043
          Telefonica SA                                                Spain        5,098,560   140,652,699
                                                                                               ------------
                                                                                                548,965,925
                                                                                               ------------
          ELECTRIC UTILITIES 2.6%
          E.ON AG                                                     Germany       5,251,033   223,415,422
          Entergy Corp.                                           United States       821,510    65,605,789
          Exelon Corp.                                            United States     2,046,010   101,523,016
                                                                                               ------------
                                                                                                390,544,227
                                                                                               ------------
          ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENT 0.5%
          Tyco Electronics Ltd.                                   United States     3,644,214    81,193,088
                                                                                               ------------
          ENERGY EQUIPMENT & SERVICES 2.2%
          Baker Hughes Inc.                                       United States     1,006,840    42,951,794
       (a)Exterran Holding Inc.                                   United States     2,387,650    56,682,811
       (a)Pride International Inc.                                United States     1,850,030    56,314,913
       (a)Transocean Ltd.                                         United States     2,125,292   181,776,225
                                                                                               ------------
                                                                                                337,725,743
                                                                                               ------------


Franklin Mutual Series Funds
MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)


       FOOD & STAPLES RETAILING 5.2%
       Carrefour SA                                           France        3,128,369   $  141,890,613
       CVS Caremark Corp.                                 United States     9,570,979      342,066,790
       Kroger Co.                                         United States     7,343,068      151,560,924
       SUPERVALU Inc.                                     United States     4,985,650       75,083,889
       Wal-Mart Stores Inc.                               United States     1,504,460       73,853,941
                                                                                        --------------
                                                                                           784,456,157
                                                                                        --------------
       FOOD PRODUCTS 5.6%
       Cadbury PLC                                        United Kingdom   15,312,301      196,358,041
       Danone                                                 France        1,343,110       80,922,990
       General Mills Inc.                                 United States     1,515,370       97,559,521
       Kraft Foods Inc., A                                United States     7,077,922      185,937,011
       Nestle SA                                          Switzerland       6,531,700      278,255,713
                                                                                        --------------
                                                                                           839,033,276
                                                                                        --------------
       HEALTH CARE EQUIPMENT & SUPPLIES 0.7%
       Becton Dickinson and Co.                           United States     1,494,640      104,251,140
                                                                                        --------------
       HEALTH CARE PROVIDERS & SERVICES 2.2%
  (a,f)Community Health Systems Inc.                      United States     4,806,000      153,455,580
    (a)Kindred Healthcare Inc.                            United States     1,441,599       23,397,152
  (a,f)Tenet Healthcare Corp.                             United States    25,881,411      152,182,696
                                                                                        --------------
                                                                                           329,035,428
                                                                                        --------------
       HOTELS, RESTAURANTS & LEISURE 0.1%
(a,e,f)GLCP Harrah's Investment LP                        United States    22,185,100               --
       Thomas Cook Group PLC                              United Kingdom    2,631,094        9,775,129
    (a)Trump Entertainment Resorts Inc.                   United States       221,967           35,959
                                                                                        --------------
                                                                                             9,811,088
                                                                                        --------------
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.6%
       Constellation Energy Group                         United States     2,932,687       94,931,078
                                                                                        --------------
       INDUSTRIAL CONGLOMERATES 4.2%
       Keppel Corp. Ltd.                                     Singapore     16,278,934       93,613,550
       Koninklijke Philips Electronics NV                  Netherlands        837,053       20,378,878
    (g)Orkla ASA                                              Norway       24,350,543      229,471,628
       Siemens AG                                            Germany        2,072,525      193,279,519
       Tyco International Ltd.                            United States     2,651,794       91,433,857
                                                                                        --------------
                                                                                           628,177,432
                                                                                        --------------

       INSURANCE 7.0%
       ACE Ltd.                                           United States     2,345,100      125,369,046
    (a)Alleghany Corp.                                    United States       362,736       93,966,761
    (a)Berkshire Hathaway Inc., A                         United States         1,590      160,590,000
    (a)Berkshire Hathaway Inc., B                         United States        56,200      186,752,600
    (a)Conseco Inc.                                       United States     4,553,790       23,952,935
       Genworth Financial Inc., A                         United States     1,021,500       12,206,925
       Old Republic International Corp.                   United States     6,101,302       74,313,858
  (a,e)Olympus Re Holdings Ltd.                           United States       202,380          441,371
       The Travelers Cos. Inc.                            United States     1,385,982       68,231,894
    (f)White Mountains Insurance Group Ltd.               United States       729,457      223,950,594
       Zurich Financial Services AG                        Switzerland        352,340       83,785,269
                                                                                        --------------
                                                                                         1,053,561,253
                                                                                        --------------

       IT SERVICES 0.2%
    (a)Perot Systems Corp., A                             United States     1,172,000       34,808,400
                                                                                        --------------
       LEISURE EQUIPMENT & PRODUCTS 1.8%
       Eastman Kodak Co.                                  United States     8,494,150       40,602,037
       Mattel Inc.                                        United States    12,221,760      225,613,690
                                                                                        --------------
                                                                                           266,215,727
                                                                                        --------------
       LIFE SCIENCES TOOLS & SERVICES 0.2%
    (a)MDS Inc.                                               Canada        3,411,468       27,959,978
                                                                                        --------------

Franklin Mutual Series Funds
MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

         MACHINERY 0.2%
      (f)Federal Signal Corp.                               United States    3,360,800  $ 24,164,152
(a,e,f,g)Motor Coach Industries International Inc.          United States       11,211            --
                                                                                        ------------
                                                                                          24,164,152
                                                                                        ------------
         MARINE 0.9%
         A.P. Moller - Maersk AS                               Denmark          20,138   138,544,247
                                                                                        ------------
         MEDIA 4.9%
      (a)Adelphia Recovery Trust                            United States   99,967,609     2,499,190
    (a,c)Adelphia Recovery Trust, Arahova Contingent Value
         Vehicle, Contingent Distribution                   United States   12,005,115     2,461,049
    (a,c)Century Communications Corp., Contingent
         Distribution                                       United States   33,138,000            --
         Comcast Corp., A                                   United States   11,665,140   187,575,451
         News Corp., A                                      United States   22,460,462   269,300,939
         Reed Elsevier PLC                                  United Kingdom   2,822,656    21,117,989
         Time Warner Cable Inc.                             United States    1,267,452    54,614,507
  (a,d,f)TVMAX Holdings Inc.                                United States      257,217            --
         Virgin Media Inc.                                  United Kingdom  14,209,364   197,794,347
                                                                                        ------------
                                                                                         735,363,472
                                                                                        ------------
         METALS & MINING 0.6%
      (a)Anglo American PLC                                 United Kingdom   2,929,898    93,285,474
                                                                                        ------------
         MULTI-UTILITIES 0.5%
         GDF Suez                                               France       1,830,119    81,253,199
     (a,c)NorthWestern Corp., Contingent Distribution       United States   21,590,000            --
                                                                                        ------------
                                                                                          81,253,199
                                                                                        ------------
         OFFICE ELECTRONICS 0.3%
         Xerox Corp.                                        United States    4,964,440    38,424,766
                                                                                        ------------
         OIL, GAS & CONSUMABLE FUELS 3.1%
    (a,d)Apco Oil Corp., Liquidating Trust                  United States        9,200            --
         Marathon Oil Corp.                                 United States    5,387,400   171,858,060
         Noble Energy Inc.                                  United States      596,875    39,369,875
         Royal Dutch Shell PLC, A                           United Kingdom   5,993,596   171,438,448
         Total SA, B                                            France       1,523,752    90,524,847
                                                                                        ------------
                                                                                         473,191,230
                                                                                        ------------
         PAPER & FOREST PRODUCTS 3.4%
      (a)Domtar Corp.                                       United States    1,336,484    47,070,966
         International Paper Co.                            United States    6,282,685   139,664,088
         MeadWestvaco Corp.                                 United States    4,116,457    91,838,156
         Weyerhaeuser Co.                                   United States    6,165,330   225,959,344
                                                                                        ------------
                                                                                         504,532,554
                                                                                        ------------
         PHARMACEUTICALS 5.7%
         Novartis AG                                         Switzerland     2,427,900   121,441,843
         Schering-Plough Corp.                              United States    9,213,815   260,290,274
         Wyeth                                              United States    9,823,690   477,234,860
                                                                                        ------------
                                                                                         858,966,977
                                                                                        ------------
         REAL ESTATE INVESTMENT TRUSTS (REITS) 1.0%
      (f)Alexander's Inc.                                   United States      326,675    96,656,599
         The Link REIT                                         Hong Kong    26,757,775    58,901,631
         Ventas Inc.                                        United States        5,865       225,803
                                                                                        ------------
                                                                                         155,784,033
                                                                                        ------------
         REAL ESTATE MANAGEMENT & DEVELOPMENT 0.7%
    (a,d)Canary Wharf Group PLC                             United Kingdom  14,262,931    53,331,995
      (a)Forestar Real Estate Group                         United States    1,473,566    25,315,864
      (a)The St. Joe Co.                                    United States    1,100,535    32,047,579
                                                                                        ------------
                                                                                         110,695,438
                                                                                        ------------
         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.4%
      (a)LSI Corp.                                          United States   24,355,334   133,710,784

Franklin Mutual Series Funds
MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Maxim Integrated Products Inc.                       United States    4,615,600   $    83,726,984
                                                                                         ---------------
                                                                                             217,437,768
                                                                                         ---------------
       SOFTWARE 2.1%
       Microsoft Corp.                                      United States   11,924,000       308,712,360
                                                                                         ---------------
       TOBACCO 8.8%
       Altria Group Inc.                                    United States   13,513,104       240,668,382
       British American Tobacco PLC                         United Kingdom  12,181,486       382,105,916
       British American Tobacco PLC, ADR                    United Kingdom      70,550         4,462,288
       Imperial Tobacco Group PLC                           United Kingdom  10,399,933       300,463,803
       Japan Tobacco Inc.                                       Japan           30,953       106,217,191
       KT&G Corp.                                           South Korea      1,372,638        83,303,318
       Lorillard Inc.                                       United States      545,400        40,523,220
       Philip Morris International Inc.                     United States    1,599,950        77,981,563
       Reynolds American Inc.                               United States    1,824,190        81,212,939
                                                                                         ---------------
                                                                                           1,316,938,620
                                                                                         ---------------
       TRANSPORTATION INFRASTRUCTURE 0.0%(b)
       Groupe Eurotunnel SA                                 France             142,930         1,461,964
                                                                                         ---------------
       WIRELESS TELECOMMUNICATION SERVICES 0.4%
       Vodafone Group PLC                                   United Kingdom  28,300,000        63,401,224
                                                                                         ---------------

       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
       (COST $12,816,629,945)                                                             12,951,910,879
                                                                                         ---------------
       PREFERRED STOCKS 0.3%
       DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(b)
  (a,e)PTV Inc., 10.00%, pfd., A                            United Kingdom     199,566            25,943
                                                                                         ---------------
       MACHINERY 0.3%
(e,f,g)Motor Coach Industries International Inc., pfd.      United States       82,413        50,855,362
                                                                                         ---------------
       TOTAL PREFERRED STOCKS (COST $82,538,642)                                              50,881,305
                                                                                         ---------------
       OPTIONS PURCHASED (COST $45,653,802) 0.0%(b)
       PUT OPTIONS 0.0%(b)
    (a)S&P 500 Index, exercise price $775, expiration date
       12/19/09                                             United States        7,734         2,242,860
                                                                                         ---------------


                                                                                   PRINCIPAL
                                                                                   AMOUNT (h)
                                                                                  -----------
     CORPORATE BONDS, NOTES & SENIOR FLOATING RATE INTERESTS 4.2%
     American General Finance Corp.,
       5.85%, 6/01/13                                              United States    4,180,000    3,209,195
       senior note, J, 6.90%, 12/15/17                             United States   58,420,000   41,149,588
  (i)Boston Generating LLC, FRN,
       Revolver, 0.158%, 12/21/13                                  United States      750,254      550,265
       Synthetic Letter of Credit, 0.158%, 12/21/13                United States    2,679,425    1,965,192
       Term Loan B, 2.533%, 12/21/13                               United States   11,778,134    8,638,531
  (i)Calpine Corp., Exit Term Loan, FRN, 3.165%, 3/29/14           United States   50,178,768   45,869,667
(e,j)Cerberus CG Investor I LLC, 12.00%, 7/31/14                   United States   49,252,400    9,357,956
(e,j)Cerberus CG Investor II LLC, 12.00%, 7/31/14                  United States   49,252,400    9,357,956
(e,j)Cerberus CG Investor III LLC, 12.00%, 7/31/14                 United States   24,626,200    4,678,978
(e,j)Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13           United States  159,591,548   13,006,711
     CIT Group Inc.,
      (i)New Term Loan, FRN, 13.00%, 1/20/12                       United States   23,056,900   23,719,786
       senior bond, 6.00%, 4/01/36                                 United States   14,419,000    8,363,020
       senior note, 4.75%, 12/15/10                                United States    8,790,000    6,073,811
       senior note, 5.60%, 4/27/11                                 United States    9,261,000    6,307,954
       senior note, 5.40%, 2/13/12                                 United States   11,024,000    7,239,262
       senior note, 7.625%, 11/30/12                               United States   25,355,000   16,528,341
       senior note, 5.80%, 10/01/36                                United States   36,059,000   21,662,444
      (i)senior note, FRN, 0.773%, 11/03/10                        United States    6,471,000    4,471,118

Franklin Mutual Series Funds
MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

      (f)DecisionOne Corp.,
          (e)senior secured note, 15.00%, 11/30/13                      United States    2,477,554      $     2,944,003
          (d)Term Loan B, 15.00%, 8/29/13                               United States      433,342              514,927
         Exterran Holding Inc., senior note, cvt., 4.25%, 6/15/14       United States   15,483,000           19,353,750
      (i)First Data Corp., Term Loan, FRN,
           B-1, 2.996%, 9/24/14                                         United States   90,443,485           78,208,471
           B-2, 3.036%, 9/24/14                                         United States   22,473,974           19,405,400
           B-3, 3.036%, 9/24/14                                         United States    5,631,337            4,858,532
         Groupe Eurotunnel SA, cvt., sub. bond, NRS I, T3
           3.00%, 7/28/10                                               France          18,944,500 EUR       37,418,891
           3.00%, 7/28/10                                               France          11,239,769 GBP       28,736,943
(d,f,g,i)International Automotive Components Group NA Inc., Revolver,
         FRN, 6.25%, 1/18/14                                            United States    3,854,096            3,854,096
(e,f,g,j)International Automotive Components Group NA LLC, 9.00%,
         4/01/17                                                        United States    5,851,000            5,028,325
         Realogy Corp.,
         (i,k)Delayed Draw Term B Loan, FRN, 3.254%, 10/10/13           United States   49,078,152           41,935,514
         (i,k)Initial Term Loan B, FRN, 3.254%, 10/10/13                United States   41,667,238           35,603,155
              Second Lien Tranche A Term Loan, 13.50%, 10/15/17         United States    5,364,000            5,598,675
         (i,k)Synthetic Letter of Credit, FRN, 0.161%, 10/10/13         United States   11,218,084            9,585,449
    (i,k)Spectrum Brands Inc., FRN,
              Dollar Term Loan B, 8.00%, 6/20/12                        United States    3,300,287            3,155,899
              Euro Term Loan, 4.90%, 6/20/12                            United States   10,380,710 EUR       14,462,789
              Letter of Credit Commitment, 8.75%, 6/20/12               United States      168,642              161,264

         (i) Texas Competitive Electric Holdings Co. LLC, FRN,
              Initial Tranche B-1 Term Loan, 3.754%, 10/10/14           United States   72,057,717           57,213,827
              Tranche B-3 Term Loan, 3.754%, 10/10/14                   United States   33,153,663           26,191,394
              Tranche B-2 Term Loan, 3.754%, 10/10/14                   United States   11,219,119            8,910,785
  (d,f,i)TVMAX Holdings Inc., PIK,
              11.50%, 12/31/09                                          United States    1,289,900              324,303
              14.00%, 12/31/09                                          United States    2,043,697              478,906
                                                                                                        ---------------
         TOTAL CORPORATE BONDS, NOTES & SENIOR FLOATING RATE INTERESTS
         (COST $850,422,864)                                                                                636,095,073
                                                                                                        ---------------
         CORPORATE BONDS, NOTES & SENIOR FLOATING RATE INTERESTS IN
         REORGANIZATION 0.7%
      (i)Charter Communications Operating LLC, FRN,
              Incremental Term Loan, 9.25%, 3/06/14                     United States   16,693,622           16,906,465
              Term Loan B, 6.25%, 3/06/14                               United States   97,392,816           93,273,879
    (d,j)Safety Kleen Services, senior sub. note, 9.25%, 6/01/08        United States       85,000                  425
    (g,j)Wimar OPCO LLC/Finance Corp., senior sub. note, 9.625%,
         12/15/14                                                       United States   76,355,000               95,444
                                                                                                        ---------------
         TOTAL CORPORATE BONDS, NOTES & SENIOR FLOATING RATE INTERESTS
         IN REORGANIZATION (COST $136,862,568)                                                              110,276,213
                                                                                                        ---------------
         COMPANIES IN LIQUIDATION 0.0%
      (d)Peregrine Investments Holdings Ltd.,
              6.70%, 1/15/98                                            Hong Kong       95,000,000 JPY  $            --
              6.70%, 6/30/00                                            Hong Kong      250,000,000 JPY               --
              zero cpn., 1/22/98                                        Hong Kong          500,000                   --
      (d)PIV Investment Finance (Cayman) Ltd., 4.50%, 12/01/00          Hong Kong       22,710,000                   --
                                                                                                        ---------------
         TOTAL COMPANIES IN LIQUIDATION (COST $--)                                                                   --
                                                                                                        ---------------

         TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
         (COST $13,932,107,821)                                                                          13,751,406,330
                                                                                                        ---------------
         SHORT TERM INVESTMENTS 8.2%
         SENIOR FLOATING RATE INTERESTS (COST $2,152,305) 0.0%b

      (i)Lyondell Chemical Co., DIP Delayed Draw Term Loan, FRN,
         13.00%, 12/15/09                                               United States    2,109,486            2,203,886
                                                                                                        ---------------

Franklin Mutual Series Funds
MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

     U.S. GOVERNMENT AND AGENCY SECURITIES 7.8%
  (m)FHLB, 10/01/09 - 10/15/09                        United States     60,000,000  $    59,999,850
(m,n)U.S. Treasury Bills, 10/01/09 - 4/01/10          United States  1,110,000,000    1,109,665,550
                                                                                    ---------------
     TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
     (COST $1,169,308,303)                                                            1,169,665,400
     TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
     & REPURCHASE AGREEMENTS
     (COST $15,103,568,428)                                                          14,923,275,616
                                                                                    ---------------


                                                                        SHARES
                                                                     -------------
     MONEY MARKET FUNDS (COST $131,828) 0.0% (b)
  (a)Bank of New York Institutional Cash Reserve
     Fund, Series B                                   United States        131,828           105,463
                                                                                    ----------------


                                                                     PRINCIPAL
                                                                      AMOUNT(h)
                                                                     -------------
     REPURCHASE AGREEMENTS (COST $56,000,000) 0.4%
  (o)Credit Suisse Securities (USA) LLC, 0.03%,
     10/01/09 (Maturity Value $56,000,047)
      Collateralized by (m) U.S. Treasury Bills,
       10/01/09                                       United States     56,000,000        56,000,000
                                                                                    ----------------

     TOTAL INVESTMENTS (COST $15,159,700,257) 99.5%                                   14,979,381,079
     SECURITIES SOLD SHORT (1.9)%                                                       (288,176,894)
     OTHER ASSETS, LESS LIABILITIES 2.4%                                                 356,248,065
                                                                                    ----------------
     NET ASSETS 100.0%                                                              $ 15,047,452,250
                                                                                    ----------------
     SECURITIES SOLD SHORT 1.9%



                                                                        SHARES
                                                                     -------------
     PHARMACEUTICALS 1.9%
     Merck & Co. Inc.                                 United States    5,313,607    $    168,069,390
     Pfizer Inc.                                      United States    7,257,251         120,107,504
                                                                                    ----------------
     TOTAL SECURITIES SOLD SHORT (PROCEEDS $243,461,511)                            $    288,176,894
                                                                                    ----------------


(a)   Non-income producing.

(b)   Rounds to less than 0.1% of net assets.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2009, the aggregate value of these securities was $61,700,746, representing 0.41% of net assets.

(e)   See Note 5 regarding restricted securities.

(f)   See Note 6 regarding holdings of 5% voting securities.

(g)   See Note 7 regarding other considerations.

(h)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(i)   The coupon rate shown represents the rate at period end.

(j) Defaulted security or security for which income has been deemed uncollectible.

(k)   A portion or all of the security purchased on a delayed delivery basis.

(l)   Income may be received in additional securities and/or cash.

(m)   The security is traded on a discount basis with no stated coupon rate.

(n) Security or a portion of the security has been segregated as collateral for securities sold short. At September 30, 2009, the value of securities and or cash pledged amounted to $465,716,221.

(o) At September 30, 2009, all repurchase agreements had been entered into on that date.

Franklin Mutual Series Funds
MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

At September 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.


                                                             CONTRACT     SETTLEMENT    UNREALIZED    UNREALIZED
CURRENCY               COUNTERPARTY  TYPE     QUANTITY        AMOUNT         DATE      APPRECIATION  DEPRECIATION
----------             ------------  ----  --------------  -------------  ----------   ------------  -------------
British Pound          BBU           Sell      46,800,000  $  75,956,400    10/13/09   $  1,176,761  $          -
British Pound          DBFX          Sell      31,200,000     50,700,000    10/13/09        846,907             -
British Pound          SSBT          Sell      90,262,387    149,582,828    10/13/09      5,356,573             -
Euro                   BBU           Sell     172,670,000    242,186,776    10/13/09              -   (10,444,676)
Euro                   DBFX          Sell      89,790,812    128,015,848    10/13/09              -    (3,356,037)
Euro                   BANT          Sell      10,960,000     15,557,938    10/13/09              -      (477,509)
Euro                   SSBT          Sell       3,012,483      4,262,271    10/13/09              -      (145,257)
Euro                   SSBT          Buy        4,429,821      6,513,122    10/13/09              -       (31,902)
South Korean Won       BANT          Sell  46,976,302,000     37,436,000    10/13/09              -    (2,486,242)
South Korean Won       BBU           Sell  11,227,700,000      8,850,000    10/13/09              -      (691,725)
Japanese Yen           SSBT          Sell   5,245,871,792     53,106,849    10/20/09              -    (5,347,557)
Japanese Yen           HSBC          Sell     748,093,300      7,910,000    10/20/09              -      (425,955)
Japanese Yen           AESX          Sell     491,243,126      5,120,000    10/20/09              -      (353,890)
Japanese Yen           BBU           Sell     729,873,840      7,820,000    10/20/09              -      (312,936)
Japanese Yen           DBFX          Sell     236,837,500      2,500,000    10/20/09              -      (139,065)
Japanese Yen           BANT          Sell     126,106,200      1,320,000    10/20/09              -       (85,193)
Japanese Yen           BANT          Buy      598,932,200      6,310,000    10/20/09        363,862             -
Japanese Yen           DBFX          Buy      233,650,560      2,530,000    10/20/09         73,553             -
Danish Krone           HAND          Sell     308,111,403     54,555,060    10/23/09              -    (5,986,261)
Danish Krone           BANT          Sell      48,625,274      8,605,575    10/23/09              -      (948,886)
Danish Krone           BBU           Sell      20,385,083      3,720,000    10/23/09              -      (285,499)
Danish Krone           SSBT          Sell       1,861,000        335,280    10/23/09              -       (30,391)
Danish Krone           SSBT          Buy       11,600,000      2,011,793    10/23/09        267,510             -
Danish Krone           HAND          Buy       17,516,003      3,130,000    10/23/09        311,749             -
Danish Krone           BBU           Buy        6,769,920      1,280,000    10/23/09         50,233             -
Canadian Dollar        SSBT          Sell       5,154,396      4,762,007    10/30/09              -       (55,213)
Canadian Dollar        SSBT          Buy          378,649        352,950    10/30/09            929             -
Euro                   BBU           Sell      72,960,000    104,819,801    10/30/09              -    (1,926,004)
Euro                   SSBT          Sell     185,910,000    270,982,186    10/30/09              -    (1,017,713)
Euro                   DBFX          Sell      19,815,000     29,002,701    10/30/09         11,910             -
Euro                   BANT          Sell       6,740,000      9,876,122    10/30/09         15,010             -
British Pound          SSBT          Sell      29,185,484     47,683,675    11/12/09      1,054,572             -
British Pound          DBFX          Sell     132,690,000    219,799,811    11/12/09      7,803,475             -
British Pound          HAND          Sell       3,190,000      5,278,700    11/12/09        182,097             -
British Pound          BANT          Sell      20,799,173     33,872,090    11/12/09        649,262             -
Euro                   BANT          Sell      92,020,000    118,521,760    11/13/09              -   (16,108,157)
Euro                   SSBT          Sell     205,438,908    291,707,942    11/13/09              -    (8,859,578)
Euro                   HSBC          Sell       6,840,000      9,172,683    11/13/09              -      (834,583)
Euro                   SSBT          Buy        6,101,211      8,935,642    11/13/09              -        (9,262)

Franklin Mutual Series Funds
MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Norwegian Krone                   HAND  Sell  586,109,278   98,305,615  11/16/09            -    (2,981,014)
Norwegian Krone                   BBU   Sell  536,035,997   89,961,567  11/16/09            -    (2,671,806)
Norwegian Krone                   DBFX  Sell   40,889,130    6,950,000  11/16/09            -      (116,126)
Australian Dollar                 SSBT  Sell   34,045,730   29,075,053  11/17/09            -      (834,995)
Australian Dollar                 BANT  Buy     1,034,470      892,055  11/17/09       16,754             -
Euro                              BBU   Sell  175,406,501  245,631,189  11/30/09            -   (10,992,301)
Euro                              BONY  Sell   28,443,000   39,481,728  11/30/09            -    (2,130,993)
Euro                              SSBT  Sell  200,000,000  291,486,000   1/14/10            -    (1,084,089)
Euro                              BBU   Sell   17,380,000   25,514,684   1/14/10       90,343             -
Euro                              DBFX  Sell    2,340,000    3,451,266   1/14/10       28,196             -
Euro                              DBFX  Sell   50,000,000   71,162,500   1/29/10            -    (1,976,764)
British Pound                     BBU   Sell    5,060,000    8,376,035   2/10/10      292,787             -
British Pound                     DBFX  Sell  163,390,000  269,867,119   2/10/10    8,854,900             -
British Pound                     BONY  Sell   72,053,495  120,041,122   2/10/10    4,937,122             -
British Pound                     SSBT  Sell  100,000,000  166,530,000   3/15/10    6,787,413             -
Singapore Dollar                  SSBT  Sell   64,837,485   45,856,544   3/24/10            -      (130,251)
Singapore Dollar                  BANT  Sell    2,193,172    1,555,000   3/24/10            -          (535)
Swiss Franc                       DBFX  Sell  107,439,839  101,145,294   5/10/10            -    (2,745,688)
Swiss Franc                       SSBT  Sell  100,900,000   95,009,416   5/10/10            -    (2,557,745)
Swiss Franc                       BBU   Sell   63,736,213   60,138,546   5/10/10            -    (1,492,389)
Swiss Franc                       BANT  Sell   45,978,605   43,507,860   5/10/10            -      (952,020)
Swiss Franc                       AESX  Sell      372,848      360,000   5/10/10            -          (532)
                                                                                  -------------------------
Unrealized appreciation
  (depreciation)                                                                   39,171,918   (91,026,739)
                                                                                  -------------------------
Net unrealized appreciation
  (depreciation)                                                                               $(51,854,821)
                                                                                               ============

Franklin Mutual Series Funds
MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

COUNTERPARTY

AESX          Credit Suisse International

BANT          Bank of America N.A.

BBU           Barclays Bank

BONY          Bank of New York Mellon

DBFX          Deutsche Bank AG

HAND          Svenska Handelsbanken

HSBC          HSBC Bank USA

SSBT          State Street Bank and Trust Co., N.A.

CURRENCY

EUR           Euro

GBP           British Pound

JPY           Japanese Yen

USD           U.S. Dollar

SELECTED PORTFOLIO

ADR           American Depository Receipt

DIP           Debtor-In-Possession

FHLB          Federal Home Loan Bank

FRN           Floating Rate Note

PIK           Payment-In-Kind

FRANKLIN MUTUAL SERIES FUNDS
Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of seven funds (Funds). Effective May 1, 2009, the Trust began offering shares of the Mutual International Fund.

Effective May 1, 2009, the following name changes occurred:

Former Name                                           New Name
----------------------               -------------------------------------------
Mutual Qualified Fund                Mutual Quest Fund
Mutual Discovery Fund                Mutual Global Discovery Fund



2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money funds are valued at the closing net asset value. Repurchase agreements are valued at cost.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Funds' Board of Trustees.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the fund's independent pricing services and the fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

The Funds enter into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contacts, cash or securities may be required to be deposited as collateral.

Certain funds purchase or write option contracts in order to manage equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

4. INCOME TAXES

At September 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                  MUTUAL BEACON      MUTUAL EUROPEAN      MUTUAL FINANCIAL
                                                      FUND               FUND              SERVICES FUND
                                                 ---------------------------------------------------------
Cost of investments                              $ 4,507,507,233     $ 1,544,404,598      $    548,765,513
                                                 ---------------------------------------------------------

Unrealized appreciation                          $   770,470,356     $   507,543,823      $     90,927,692
Unrealized depreciation                             (682,892,620)        (45,832,188)         (128,381,433)
                                                 ---------------------------------------------------------
Net unrealized appreciation (depreciation)       $    87,577,736     $   461,711,635      $    (37,453,741)
                                                 ---------------------------------------------------------

                                                  MUTUAL GLOBAL      MUTUAL INTERNATIONAL
                                                 DISCOVERY FUND              FUND
                                                 ----------------------------------------
Cost of investments                              $13,308,561,776     $          5,869,865
                                                 ----------------------------------------

Unrealized appreciation                          $ 2,508,473,027     $          1,162,736
Unrealized depreciation                             (701,210,968)                 (43,755)
                                                 ----------------------------------------
Net unrealized appreciation (depreciation)       $ 1,807,262,059     $          1,118,981
                                                 ----------------------------------------


                                                  MUTUAL QUEST            MUTUAL SHARES
                                                     FUND                     FUND
                                                 ----------------------------------------
Cost of investments                              $ 4,237,009,815        $  15,258,684,076
                                                 ----------------------------------------

Unrealized appreciation                          $ 1,054,880,994        $   2,371,922,539
Unrealized depreciation                             (336,287,701)          (2,651,225,536)
                                                 ----------------------------------------
Net unrealized appreciation (depreciation)       $   718,593,293        $    (279,302,997)
                                                 ----------------------------------------

5. RESTRICTED SECURITIES

At September 30, 2009, the following funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

    PRINCIPAL AMOUNT/                                                          ACQUISITION
SHARES/WARRANTS/CONTRACTS    ISSUER                                                DATES             COST           VALUE
-------------------------    --------------------------------------------   ------------------   ------------   -------------
MUTUAL BEACON FUND
                  969,572    AboveNet Inc.                                  10/02/01 - 9/08/09   $ 25,693,460   $  47,276,331
                      613    AboveNet Inc., stock grant, grant price
                               $10.475, expiration date 9/09/13              4/17/06 - 9/08/06              -          93,875
                      132    AboveNet Inc., stock grant, grant price $30,
                               expiration date 9/07/18                            9/8/09                    -           9,905
                   19,829    AboveNet Inc., wts., 9/08/10                    10/2/01 - 9/07/07      2,071,196       1,388,030
               15,831,950    CB FIM Coinvestors LLC                          1/15/09 - 6/02/09     15,831,950      40,371,473

               20,610,629    Cerberus CG Investor I LLC                      7/26/07 - 6/17/08     20,540,040       3,916,019
               18,089,600    Cerberus CG Investor I LLC,
                               12.00%, 7/31/14                                   7/26/07           18,089,600       3,437,024
               20,610,629    Cerberus CG Investor II LLC                    7/26/07 - 6/17/08      20,540,040       3,916,020
               18,089,600    Cerberus CG Investor II LLC, 12.00%, 7/31/14        7/26/07           18,089,600       3,437,024
               10,305,315    Cerberus CG Investor III LLC                   7/26/07 - 6/17/08      10,270,020       1,958,010
                9,044,800    Cerberus CG Investor III LLC, 12.00%,
                               7/31/14                                           7/26/07            9,044,800       1,718,512
               19,805,560    Cerberus FIM Investors Holdco LLC              11/20/06 - 6/02/09     19,805,560       1,614,153
               58,615,106    Cerberus FIM Investors Holdco LLC, 12.00%,
                               11/22/13                                          11/21/06          58,615,105       4,777,131
                1,142,353 (a)DecisionOne Corp.                               3/12/99 - 7/18/00        793,798       1,473,635
                1,506,168 (a)DecisionOne Corp.,senior secured note,
                               15.00%, 11/30/13                              6/01/09 - 7/16/09      1,506,168       1,789,734
                  627,237 (a)DecisionOne Corp., wts., 6/08/17                    7/9/07                     -               -
                   35,242    FE Capital Holdings Ltd.                        8/29/03 - 3/11/08      4,098,788               -
                6,853,043    First Chicago Bancorp                          11/16/06 - 9/28/09     23,319,877       9,380,408
                  225,943    IACNA Investor LLC                                  7/24/08               74,553           2,259
                2,846,329    International Automotive Components Group
                               Brazil LLC                                   4/13/06 - 12/26/08      1,893,746       3,035,815
                  378,194    International Automotive Components Group
                               Japan LLC                                     9/06/06 - 3/27/07      3,283,337       1,256,250
               10,149,082 (b)International Automotive Components
                               Group LLC                                    1/12/06 - 10/16/06     10,151,710       3,258,870
                1,947,800    International Automotive Components Group NA
                               LLC, 9.00%, 4/01/17                               3/30/07            1,977,017       1,673,931
               6,469,827     International Automotive Components Group NA
                               LLC, A                                       3/30/07 - 10/10/07      6,404,397          54,347
                    5,548    Motor Coach Industries International Inc.           4/17/09            6,387,469               -
                   40,786    Motor Coach Industries International Inc.,
                               pfd.                                          4/17/09 - 7/01/09     40,785,832      25,168,121
                  163,895    NCB Warrant Holdings Ltd., A                   12/16/05 - 3/11/08      1,725,660               -
                  106,700    Olympus Re Holdings Ltd.                            12/19/01          10,318,072         232,702
                   29,737    PMG LLC                                             3/22/04            2,081,593       2,542,518
                  114,246    PTV Inc., 10.00%, pfd., A                       12/7/01 - 3/06/02         71,975          14,852
                4,450,920    Symetra Financial                                   7/27/04           51,160,000      69,434,352
                                                                                                 ----------------------------
                              TOTAL RESTRICTED SECURITIES (5.06% of Net
                                Assets)                                                                          $233,231,301
                                                                                                                =============

(a) The Fund also invests in unrestricted securities of the issuer, valued at $313,037 as of September 30, 2009.

(b) The Fund also invests in unrestricted securities of the issuer, valued at $1,283,013 as of September 30, 2009.

MUTUAL EUROPEAN FUND
                  184,695    AboveNet Inc.                                  10/02/01 - 9/08/09   $  4,888,399   $   9,005,728
                      117    AboveNet Inc., stock grant, grant price
                               $10.475, expiration date 9/09/13             4/17/06 - 9/08/06               -          17,918
                       25    AboveNet Inc., stock grant, grant price
                               $30, expiration date 9/07/18                      9/08/09                    -           1,876
                    3,781    AboveNet Inc., wts., 9/08/10                   10/02/01 - 9/07/07        392,580         264,670
               16,127,149    Euro Wagon LP                                  12/08/05 - 1/02/08      6,298,244      10,935,442
                   16,080    Olympus Re Holdings Ltd.                            12/19/01           1,554,963          35,069
                   46,841    PTV Inc., 10.00%, pfd., A                      12/07/01 - 3/06/02         29,510           6,089
                                                                                                 ----------------------------
                              TOTAL RESTRICTED SECURITIES (1.00% of
                               Net Assets)                                                                      $  20,266,792
                                                                                                                =============

MUTUAL FINANCIAL SERVICES FUND
                  350,000    Atlantic Banc Holdings Inc.                         2/01/07         $  3,500,000   $   3,074,601
                  456,903    The Bankshares Inc.                                 3/22/07            4,569,030       1,707,285
                1,139,363    Cerberus CG Investor I LLC                     7/26/07 - 6/17/08       1,135,461         216,479
                1,000,000    Cerberus CG Investor I LLC, 12.00%, 7/31/14         7/26/07            1,000,000         190,000
                1,139,363    Cerberus CG Investor II LLC                    7/26/07 - 6/17/08       1,135,461         216,479
                1,000,000    Cerberus CG Investor II LLC, 12.00%, 7/31/14        7/26/07            1,000,000         190,000
                  569,682    Cerberus CG Investor III LLC                   7/26/07 - 6/17/08         567,731         108,240
                  500,000    Cerberus CG Investor III LLC, 12.00%, 7/31/14       7/26/07              500,000          95,000


                4,357,178    Cerberus FIM Investors Holdco LLC              11/20/06 - 6/02/09      4,357,178         355,110
               12,895,188    Cerberus FIM Investors Holdco LLC, 12.00%,
                              11/22/13                                           11/21/06          12,895,188       1,050,958
                    5,268    Elephant Capital Holdings Ltd.                 8/29/03 - 3/10/08         612,722               -
                1,478,468    First Chicago Bancorp                          11/16/06 - 9/28/09      8,183,152       2,023,719
                2,339,859    Hightower Holding LLC, pfd.                    3/31/08 - 3/05/09       2,339,859       1,857,614
                  551,589    Imagine Group Holdings Ltd.                         8/31/04            5,649,099       5,254,768
                   25,741    NCB Warrant Holdings Ltd., A                   12/16/05 - 3/10/08        271,013               -
                    7,480    Olympus Re Holdings Ltd.                            12/19/01             723,329          16,313
                   96,850    Star Asia Finance Ltd., 144A                   2/22/07 - 5/18/07       9,836,925         199,036
                  200,000    State Bank and Trust Co.                            7/24/09            2,000,000       2,039,925
                1,020,510    Symetra Financial                                   7/27/04           11,730,000      15,919,956
                                                                                                                -------------
                               TOTAL RESTRICTED SECURITIES (6.67% of
                                 Net Assets)                                                                    $  34,515,483
                                                                                                                =============

MUTUAL GLOBAL DISCOVERY FUND
                  733,402    AboveNet Inc.                                  10/02/01 - 9/08/09   $ 19,186,841   $  35,760,682
                      464    AboveNet Inc., stock grant, grant price
                              $10.475, expiration date 9/09/13               4/17/06 - 9/08/06              -          71,057
                      100    AboveNet Inc., stock grant, grant price
                              $30, expiration date 9/07/18                       9/08/09                    -           7,504
                   14,911    AboveNet Inc., wts., 9/08/10                   10/02/01 - 9/07/07      1,843,189       1,043,770
                9,005,073    Cerberus CG Investor I LLC                     7/26/07 - 6/17/08       8,974,232       1,710,964
                7,903,600    Cerberus CG Investor I LLC, 12.00%, 7/31/14         7/26/07            7,903,600       1,501,684
                9,005,073    Cerberus CG Investor II LLC                    7/26/07 - 6/17/08       8,974,232       1,710,964
                7,903,600    Cerberus CG Investor II LLC, 12.00%, 7/31/14        7/26/07            7,903,600       1,501,684
                4,502,537    Cerberus CG Investor III LLC                   7/26/07 - 6/17/08       4,487,116         855,482
                3,951,800    Cerberus CG Investor III LLC, 12.00%, 7/31/14       7/26/07            3,951,800         750,842
               30,279,560    Cerberus FIM Investors Holdco LLC              11/20/06 - 6/02/09     30,279,560       2,467,784
               89,613,199    Cerberus FIM Investors Holdco LLC,
                              12.00%, 11/22/13                                   11/21/06          89,613,199       7,303,476
                  359,884 (a)DecisionOne Corp.                              9/28/99 - 7/18/00         273,004         464,250
                  474,500 (a)DecisionOne Corp., senior secured note,
                              15.00%, 11/30/13                              6/01/09 - 7/16/09         474,500         563,834
                  197,603 (a)DecisionOne Corp., wts., 6/08/17                    7/09/07                    -               -
                   29,212    FE Capital Holdings Ltd.                       8/29/03 - 3/10/08       3,397,430               -
                  402,771    IACNA Investor LLC                                  7/24/08              132,902           4,028
                4,551,501    Imagine Group Holdings Ltd.                         8/31/04           46,614,197      43,360,330
                3,819,425    International Automotive Components
                              Group Brazil LLC                              4/13/06 - 12/26/08      2,541,170       4,073,691
                  650,533    International Automotive Components Group
                              Japan LLC                                     9/26/06 - 3/27/07       5,647,602       2,160,881
               13,618,870 (b)International Automotive Components Group
                              LLC                                           1/12/06 - 10/16/06     13,622,397       4,373,019
                3,472,200    International Automotive Components Group NA
                              LLC, 9.00%, 4/01/17                                3/30/07            3,524,283       2,983,994
               11,533,276    International Automotive Components Group NA
                              LLC, A                                        3/30/07 - 10/10/07     11,416,643          96,880
                    5,051    Motor Coach Industries International Inc.           4/17/09            5,815,267               -
                   37,130    Motor Coach Industries International Inc.,
                              pfd.                                           4/17/09 - 7/1/09      37,129,821      22,912,070
                  135,864    NCB Warrant Holdings Ltd., A                   12/16/05 - 3/10/08      1,430,514               -
                   47,160    Olympus Re Holdings Ltd.                            12/19/01           4,560,452         102,851
                   86,280    PTV Inc., 10.00%, pfd., A                      12/07/01 - 3/06/02         54,356          11,217
                                                                                                                -------------
                              TOTAL RESTRICTED SECURITIES (0.90% of
                              Net Assets)                                                                       $ 135,792,938
                                                                                                                =============

(a) The Fund also invests in unrestricted securities of the issuer, valued at $98,618 as of September 30, 2009.

(b) The Fund also invests in unrestricted securities of the issuer, valued at $2,287,131 as of September 30, 2009.

MUTUAL QUEST FUND
                  805,153    AboveNet Inc.                                  10/02/01 - 9/08/09   $ 21,201,790   $  39,259,260
                      510    AboveNet Inc., stock grant,
                              grant price $10.475, expiration date 9/09/13  4/17/06 - 9/08/06               -          78,102

                      109    AboveNet Inc., stock grant, grant price
                              $30, expiration date 9/07/18                       9/08/09                    -           8,179
                   16,099    AboveNet Inc., wts., 9/08/10                   10/02/01 - 9/07/07      1,681,196       1,126,930
                7,519,799    Cerberus CG Investor I LLC                      7/26/07 - 6/17/08      7,494,044       1,428,762
                6,600,000    Cerberus CG Investor I LLC, 12.00%, 7/31/14         7/26/07            6,600,000       1,254,000
                7,519,799    Cerberus CG Investor II LLC                    7/26/07 - 6/17/08       7,494,044       1,428,762
                6,600,000    Cerberus CG Investor II LLC, 12.00%, 7/31/14        7/26/07            6,600,000       1,254,000
                3,759,899    Cerberus CG Investor III LLC                   7/26/07 - 6/17/08       3,747,022         714,381
                3,300,000    Cerberus CG Investor III LLC, 12.00%,
                              7/31/14                                            7/26/07            3,300,000         627,000
               16,133,491    Cerberus FIM Investors Holdco LLC              11/20/06 - 6/02/09     16,133,491       1,314,879
               47,747,515    Cerberus FIM Investors Holdco LLC, 12.00%,
                              11/22/13                                           11/21/06          47,747,515       3,891,422
                1,008,199 (a)DecisionOne Corp.                              3/12/99 - 7/18/00         700,978       1,300,577
                1,329,289 (a)DecisionOne Corp., senior secured note,
                              15.00%, 11/30/13                              6/01/09 - 7/16/09       1,329,289       1,579,555
                  553,576 (a)DecisionOne Corp., wts., 6/08/17                    7/09/07                    -               -
                   27,946    Elephant Capital Holdings Ltd.                 8/29/03 - 3/10/08       3,250,275               -
                  659,105    First Chicago Bancorp                               11/16/06           9,227,470         902,179
                  180,986    IACNA Investor LLC                             7/24/08 - 8/08/08          59,719           1,810
                2,814,856    Imagine Group Holdings Ltd.                         8/31/04           28,828,348      26,816,007
                2,363,058    International Automotive Components
                              Group Brazil LLC                              4/13/06 - 12/26/08      1,572,209       2,520,371
                  307,801    International Automotive Components
                              Group Japan LLC                               9/26/06 - 3/27/07       2,672,236       1,022,426
                8,425,843 (b)International Automotive Components
                              Group LLC                                     1/12/06 - 10/16/06      8,428,025       2,705,538
                1,560,200    International Automotive Components
                              Group NA LLC, 9.00%, 4/01/17                       3/30/07            1,583,603       1,340,829
                5,182,488    International Automotive Components
                              Group NA LLC, A                               3/30/07 - 10/10/07      5,130,079          43,533
                    4,285    Motor Coach Industries International Inc.           4/17/09            4,933,364               -
                   31,504    Motor Coach Industries International Inc.,
                              pfd.                                          4/17/09 - 7/01/09      31,504,401      19,440,736
                  129,974    NCB Warrant Holdings Ltd., A                   12/16/05 - 3/10/08      1,368,433               -
                   97,300    Olympus Re Holdings Ltd.                            12/19/01           9,409,076         212,202
                   92,938    PTV Inc., 10.00%, pfd., A                      12/07/01 - 3/06/02         58,551          12,082
                3,434,760    Symetra Financial                                   7/27/04           39,480,000      53,582,256
                                                                                                                -------------
                              TOTAL RESTRICTED SECURITIES (3.30% of
                                Net Assets)                                                                     $ 163,865,778
                                                                                                                =============


(a) The Fund also invests in unrestricted securities of the issuer, valued at $276,275 as of September 30, 2009.

(b) The Fund also invests in unrestricted securities of the issuer, valued at $1,027,725 as of September 30, 2009.

MUTUAL SHARES FUND
                1,685,069    AboveNet Inc.                                  10/02/01 - 9/08/09   $ 44,630,142   $  82,163,964
                    1,065    AboveNet Inc., stock grant, grant price
                              $10.475, expiration date 9/09/13              4/17/06 - 9/08/06               -         163,094
                      229    AboveNet Inc., stock grant, grant price $30,
                              expiration date 9/07/18                            9/08/09                    -          17,184
                   34,449    AboveNet Inc., wts., 9/08/10                   10/02/01 - 9/07/07      3,603,181       2,411,430
               43,105,703    CB FIM Coinvestors LLC                         1/15/09 - 6/02/09      43,105,703     109,919,542
               56,116,385    Cerberus CG Investor I LLC                     7/26/07 - 6/17/08      55,924,193      10,662,113
               49,252,400    Cerberus CG Investor I LLC, 12.00%, 7/31/14         7/26/07           49,252,400       9,357,956

   56,116,385      Cerberus CG Investor II LLC                              7/26/07 - 6/17/08     55,924,193       10,662,113
   49,252,400      Cerberus CG Investor II LLC, 12.00%, 7/31/14                 7/26/07           49,252,400        9,357,956
   28,058,192      Cerberus CG Investor III LLC                             7/26/07 - 6/17/08     27,962,097        5,331,057
   24,626,200      Cerberus CG Investor III LLC, 12.00%, 7/31/14                7/26/07           24,626,200        4,678,978
   53,924,666      Cerberus FIM Investors Holdco LLC                       11/20/06 - 6/02/09     53,924,666        4,394,860
  159,591,548      Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13          11/20/06         159,591,548       13,006,711
    1,879,100   (a)DecisionOne Corp.                                        3/12/99 - 7/18/00      1,313,385        2,424,039
    2,477,554   (a)DecisionOne Corp., senior secured note, 15.00%,
                   11/30/13                                                 6/01/09 - 7/16/09      2,477,554        2,944,003
    1,031,766   (a)DecisionOne Corp., wts., 6/08/17                             7/09/07                    -                -
       64,834      Elephant Capital Holdings Ltd.                           8/29/03 - 3/10/08      7,540,575                -
   22,185,100      GLCP Harrah's Investment LP                                  1/15/08           22,185,100                -
      678,719      IACNA Investor LLC                                           7/24/08              224,227            6,787
    7,234,813      International Automotive Components Group Brazil LLC    4/13/06 - 12/26/08      4,813,525        7,716,449
    1,104,272      International Automotive Components Group Japan LLC      9/26/06 - 3/27/07      9,586,763        3,668,070
   25,796,752   (b)International Automotive Components Group LLC           1/12/06 - 10/16/06     25,803,435        8,283,337
    5,851,000      International Automotive Components Group NA LLC,
                   9.00%, 4/01/17                                               3/30/07            5,938,765        5,028,325
   19,434,979      International Automotive Components Group NA LLC, A     3/30/07 - 10/10/07     19,238,439          163,254
       11,211      Motor Coach Industries International Inc.                    4/17/09           12,907,338                -
       82,413      Motor Coach Industries International Inc., pfd.          4/17/09 - 7/01/09     82,412,915       50,855,362
      301,530      NCB Warrant Holdings Ltd., A                            12/16/05 - 3/10/08      3,174,787                -
      202,380      Olympus Re Holdings Ltd.                                     12/19/01          19,570,491          441,371
      199,566      PTV Inc., 10.00%, pfd., A                               12/07/01 - 3/06/02        125,727           25,943
    1,467,000      State Bank and Trust Co.                                     7/24/09           14,670,000       14,962,851
                                                                                                                -------------
                    TOTAL RESTRICTED SECURITIES (2.38% of Net Assets)                                           $ 358,646,749
                                                                                                                =============


(a) The Fund also invests in unrestricted securities of the issuer, valued at $514,927 as of September 30, 2009.

(b) The Fund also invests in unrestricted securities of the issuer, valued at $3,854,096 as of September 30, 2009.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the following funds for the nine months ended September 30, 2009, were as shown below:

                                 NUMBER OF                                NUMBER OF
                                  SHARES/                                  SHARES/
                                 WARRANTS/                                WARRANTS/
                                 CONTRACTS/                               CONTRACTS/
                                 PRINCIPAL                                PRINCIPAL
                                AMOUNT HELD                              AMOUNT HELD                                     REALIZED
                                AT BEGINNING     GROSS         GROSS      AT END OF      VALUE AT END     INVESTMENT   CAPITAL GAIN
NAME OF ISSUER                    OF PERIOD    ADDITIONS    REDUCTIONS     PERIOD         OF PERIOD         INCOME        (LOSS)
-----------------------------   ------------   ----------   ----------   -----------     ------------     ----------   ------------
MUTUAL BEACON FUND
CONTROLLED AFFILIATES(a)

PMG, LLC                              29,737            -            -        29,737     $  2,542,518     $        -   $          -
                                                                                         ------------     ----------   ------------
NON-CONTROLLED AFFILIATES

CB FIM Coinvestors LLC                     -   15,831,950            -    15,831,950     $ 40,371,473     $        -   $          -

DecisionOne Corp.                  1,142,353            -            -     1,142,353        1,473,635              -              -

DecisionOne Corp., 12.00%,
4/15/10                            1,470,406       29,886    1,500,292             -                -         73,494       (389,754)
DecisionOne Corp., senior
secured note,
15.00%, 11/30/13                           -    1,506,168            -     1,506,168        1,789,734         77,071              -
DecisionOne Corp., Term Loan
B, 15.00%, 8/29/13                   263,440            -            -       263,440          313,037         19,129              -

DecisionOne Corp., wts.,
6/08/17                              627,237            -            -       627,237                -              -              -

Domtar Corp.                      21,549,115    5,967,910   26,034,580     1,482,445(b)             -(c)           -    (44,178,174)

Farmer Brothers Co.                1,033,896            -            -     1,033,896       21,401,647        356,694              -
FE Capital Holdings Ltd.              35,242            -            -        35,242                -              -              -
First Chicago Bancorp              1,157,143    5,695,900            -     6,853,043        9,380,408              -              -
Motor Coach Industries
International Inc.                         -        5,548            -         5,548                -              -              -
Motor Coach Industries
International Inc., pfd.                   -       40,786            -        40,786       25,168,121        981,832              -
                                                                                         ------------     ----------   ------------
TOTAL NON-CONTROLLED AFFILIATES                                                          $ 99,898,055     $1,508,220   $(44,567,928)
                                                                                         ------------     ----------   ------------

   TOTAL AFFILIATED SECURITIES (2.22% of Net Assets)                                     $102,440,573     $1,508,220   $(44,567,928)
                                                                                         ============     ==========   ============

(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.

(b)   Reflects a 1 for 12 reverse stock split during the current year.

(c)   As of September 30, 2009, no longer an affiliate.

MUTUAL EUROPEAN FUND
CONTROLLED AFFILIATES(a)
Euro Wagon, L.P.                  16,127,149            -            -    16,127,149     $ 10,935,442     $        -   $          -
                                                                                         ------------     ----------   ------------
(0.54% of Net Assets)

(a)   Issuer in which the Fund owns 25% or more of the outstanding voting securities.

MUTUAL FINANCIAL SERVICES FUND
NON-CONTROLLED AFFILIATES
AB&T Financial Corp.                 226,100            -            -       226,100     $  1,011,797     $        -   $          -
Atlantic Banc Holdings Inc.          350,000            -            -       350,000        3,074,601              -              -
First Clover Leaf
Financial Corp.                      436,070            -            -       436,070        3,087,376         78,492              -
Protector Forsikring ASA           4,479,410            -            -     4,479,410        6,202,021        198,801              -
                                                                                         ------------     ----------   ------------
  TOTAL AFFILIATED SECURITIES
  (2.58% of Net Assets)                                                                  $ 13,375,795     $  277,293   $          -
                                                                                         ============     ==========   ============

MUTUAL GLOBAL DISCOVERY FUND
NON-CONTROLLED AFFILIATES
CSM NV                             4,036,926      192,234            -     4,229,160     $106,737,546     $1,986,533   $          -
Dockwise Ltd.                     12,379,100            -            -    12,379,100       16,604,020              -              -
Farmer Brothers Co.                  904,637            -            -       904,637       18,725,986        312,100              -
FE Capital Holdings Ltd.              29,212            -            -        29,212                -              -              -
IACNA Investor LLC                   402,771            -            -       402,771            4,028              -              -
Imagine Group Holdings Ltd.        4,551,501            -            -     4,551,501       43,360,330              -              -
International Automotive
Components Group Brazil LLC        3,819,425            -            -     3,819,425                -(a)           -              -
International Automotive
Components Group Japan LLC           650,533            -            -       650,533        2,160,881              -              -
Kloeckner & Co. SE                 2,511,604    1,076,400            -     3,588,004       82,681,334              -              -
Marine Harvest                   178,709,281            -            -   178,709,281                -(a)           -              -
Motor Coach Industries
International Inc.                         -        5,051            -         5,051                -              -              -
Motor Coach Industries
International Inc., pfd.                   -       37,130            -        37,130       22,912,070        893,821              -
                                                                                         ------------     ----------   ------------
  TOTAL AFFILIATED SECURITIES
  (1.94% of Net Assets)                                                                  $293,186,195     $3,192,454   $          -
                                                                                         ============     ==========   ============

(a)   As of September 30, 2009, no longer an affiliate.

MUTUAL QUEST FUND
NON-CONTROLLED AFFILIATES
DecisionOne Corp.                  1,008,199            -            -     1,008,199     $  1,300,577     $        -   $          -
DecisionOne Corp., 12.00%,
4/15/10                            1,297,728       26,375    1,324,103             -                -         64,815       (343,994)
DecisionOne Corp., senior
secured note, 15.00%, 11/30/13             -    1,329,289            -     1,329,289        1,579,555         68,020              -
DecisionOne Corp., Term
Loan B, 15.00%, 8/29/13              232,502            -            -       232,502          276,275         16,882              -
DecisionOne Corp., wts.,
6/08/17                              553,576            -            -       553,576                -              -              -
Elephant Capital Holdings Ltd.        27,946            -            -        27,946                -              -              -
First Chicago Bancorp                659,105            -            -       659,105                -(a)           -              -
Imagine Group Holdings Ltd.        2,814,856            -            -     2,814,856       26,816,007              -              -
Imperial Capital Bancorp Inc.

                                                     445,796          -         -    445,796      173,860           -          -

Motor Coach Industries International Inc.                  -      4,285         -      4,285            -

Motor Coach Industries International Inc.,
  pfd.                                                     -     31,504         -     31,504   19,440,736     758,401          -

White River Capital Inc.                             549,751          -         -    549,751    5,772,385           -          -
                                                                                             -----------------------------------
 TOTAL AFFILIATED SECURITIES (1.11% Of Net Assets)                                           $ 55,359,395  $  908,118 $ (343,994)
                                                                                             ===================================

(a)    As of September 30, 2009, no longer an affiliate.

MUTUAL SHARES FUND
CONTROLLED AFFILIATES(a)

CB FIM Coinvestors LLC                                     - 43,105,703         - 43,105,703 $109,919,542     $        - $        -

Motor Coach Industries International Inc.                  -     11,211         -     11,211            -              -          -
Motor Coach Industries International Inc.,
  pfd.                                                     -     82,413         -     82,413   50,855,362      1,983,915          -
                                                                                             --------------------------------------
TOTAL CONTROLLED AFFILIATES                                                                  $160,774,904     $1,983,915 $        -
                                                                                             --------------------------------------

NON-CONTROLLED AFFILIATES

AboveNet Inc.                                        842,420    842,649         -  1,685,069 $ 82,163,964     $        - $        -

AboveNet Inc., stock grant, grant price
  $10.475, expiration date 9/09/13                     1,065          -         -      1,065      163,094              -          -

AboveNet Inc., stock grant, grant price
  $30, expiration date 9/07/18                             -        229         -        229       17,184              -          -

AboveNet Inc., wts., 9/08/10                          34,449          -         -     34,449    2,411,430              -          -

Alexander's Inc.                                     326,675          -         -    326,675   96,656,599              -          -

Community Health Systems Inc.                      4,806,000          -         -  4,806,000  153,455,580              -          -

DecisionOne Corp.                                  1,879,100          -         -  1,879,100    2,424,039              -          -

DecisionOne Corp., 12.00%, 4/15/10                 2,418,729     49,159 2,467,888          -            -        145,865   (642,512)

DecisionOne Corp., Term Loan B, 15.00%,
  8/29/13                                            433,342          -         -    433,342      514,927         31,499          -

DecisionOne Corp., senior secured note,
  15.00%, 11/30/13                                         -  2,477,554         -  2,477,554    2,944,003        126,479          -

DecisionOne Corp., wts., 6/08/17                   1,031,766          -         -  1,031,766            -              -          -


Elephant Capital Holdings Ltd.                        64,834          -         -     64,834            -              -          -

Federal Signal Corp.                               3,360,800          -         -  3,360,800   24,164,152        604,944          -

GLCP Harrah's Investment LP                       22,185,100          -         - 22,185,100            -              -          -

Guaranty Bancorp                                   5,731,834          -         -  5,731,834    8,483,114              -          -

IACNA Investor LLC                                   678,719          -         -    678,719        6,787              -          -
International Automotive Components
Group Brazil LLC                                   7,234,813          -         -  7,234,813    7,716,449              -          -

International Automotive Components
Group Japan LLC                                    1,104,272          -         -  1,104,272    3,668,070              -          -

International Automotive Components
Group LLC                                         25,796,752          -         - 25,796,752    8,283,337              -          -

International Automotive Components
Group NA LLC, 9.00%, 4/01/17                       5,851,000          -         -  5,851,000    5,028,325              -          -

International Automotive Components
Group NA LLC, A                                   19,434,979          -         - 19,434,979      163,254              -          -

International Automotive Components
Group NA Inc., Revolver, FRN, 6.25%,
  1/18/14                                                  -  3,854,095         -  3,854,095    3,854,096        137,334          -

Kindred Healthcare Inc.                            2,883,197          - 1,441,598  1,441,599            -(b)           -  4,814,638

Tenet Healthcare Corp.                            25,881,411          -         - 25,881,411  152,182,696              -          -

TVMAX Holdings Inc.                                  257,217          -         -    257,217            -              -          -
TVMAX Holdings Inc., PIK, 11.50%,
  12/31/09                                           978,922    310,978         -  1,289,900      324,303         98,525          -
TVMAX Holdings Inc., PIK, 14.00%,
  12/31/09                                         1,838,287    205,410         -  2,043,697      478,906        202,382          -

White Mountains Insurance Group Ltd.                 729,457          -         -    729,457  223,950,594        729,457          -
                                                                                             --------------------------------------

TOTAL NON-CONTROLLED AFFILIATES                                                              $779,054,903     $2,076,485 $4,172,126
                                                                                             --------------------------------------

 TOTAL AFFILIATED SECURITIES (6.25% Of Net Assets)                                           $939,829,807     $4,060,400 $4,172,126
                                                                                             ======================================

(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.

(b)  As of September 30, 2009, no longer an affiliate.

7. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager, may serve from time to time as members of bondholders' steering committees, official creditors' committees, or boards of directors of companies in which the Funds invest. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

8. FAIR VALUE MEASUREMENTS

The Funds' follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

      -     Level 1 - quoted prices in active markets for identical securities

      - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

      - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

      The following is a summary of the inputs used as of September 30, 2009, in valuing the funds' assets and liabilities carried at fair value:

                                                   LEVEL 1         LEVEL 2      LEVEL 3           TOTAL
MUTUAL BEACON FUND
ASSETS:
   Investments in Securities
     Equity Investments:(a)
        Airlines                                $      946,430  $     21,571  $         -     $      968,001
        Auto Components                                      -             -    7,622,606          7,622,606
        Chemicals                                            -             -    3,149,637          3,149,637
        Commercial Banks                            71,936,705             -    9,380,408         81,317,113
        Computers & Peripherals                     76,309,263             -    1,473,635         77,782,898
        Consumer Finance                                     -             -   51,775,675         51,775,675
        Diversified Telecommunication Services     216,285,355     1,402,882            -(b)     217,688,237
        Insurance                                  315,675,408             -   69,667,054        385,342,462
        Machinery                                            -             -   25,168,121         25,168,121
        Media                                      321,605,163     2,469,741            -(b)     324,074,904
        Metals & Mining                                      -             -    2,542,518          2,542,518
        Real Estate Management & Development        21,170,182             -   37,652,406         58,822,588
        All Other Equity Investments(c)          2,686,546,052             -            -      2,686,546,052
     Options Purchased                               1,024,790             -            -          1,024,790
     Corporate Bonds, Notes & Senior Floating
     Rate Interests                                          -   176,447,734   18,873,663        195,321,397

     Corporate Bonds, Notes & Senior Floating
     Rate Interests in Reorganization                        -    33,587,964           250      33,588,214
     Short Term Investments                        381,918,694    60,431,062             -     442,349,756
                                                ----------------------------------------------------------
        Total Investments in Securities         $4,093,418,042  $274,360,954   227,305,973  $4,595,084,969
                                                ==========================================================
   Forward Exchange Contracts                   $            -  $ 14,682,706  $          -  $   14,682,706
   Unfunded Loan Commitments                                 -       634,469             -         634,469
LIABILITIES:
   Options Written                                   1,014,982             -             -       1,014,982
   Securities Sold Short                           111,561,990             -             -     111,561,990
   Forward Exchange Contracts                                -    26,658,391             -      26,658,391
MUTUAL EUROPEAN FUND
ASSETS:
   Investments in Securities
     Equity Investments:(a)
        Diversified Telecommunication Services  $  112,802,530  $    270,759  $          -  $  113,073,289
        Insurance                                  123,266,276             -        35,069     123,301,345
        Oil, Gas & Consumable Fuels                113,053,275             -    10,935,442     123,988,717
        Real Estate Management & Development        19,025,776             -       718,301      19,744,077
        All Other Equity Investments(c)          1,535,107,747             -             -   1,535,107,747
     Corporate Bonds & Notes                                 -    13,828,236             -      13,828,236
     Short Term Investments                         19,998,324    57,074,498             -      77,072,822
                                                ----------------------------------------------------------
        Total Investments in Securities         $1,923,253,928  $ 71,173,493  $ 11,688,812  $2,006,116,233
                                                ==========================================================
   Forward Exchange Contracts                   $            -  $ 12,452,412  $          -  $   12,452,412
LIABILITIES:
   Forward Exchange Contracts                                -    52,881,827             -      52,881,827
MUTUAL FINANCIAL SERVICES FUND
ASSETS:
   Investments in Securities:
     Equity Investments:(a)
        Commercial Banks                        $  100,820,802  $          -  $  8,845,530  $  109,666,332
        Consumer Finance                             1,814,389             -       896,308       2,710,697
        Diversified Financial Services              68,644,386             -     1,857,614      70,502,000
        Insurance                                  157,927,491             -    21,191,037     179,118,528
        Real Estate Management & Development        13,525,955             -       199,036      13,724,991
        All Other Equity Investments(c)             78,179,128             -             -      78,179,128
     Options Purchased                                   9,750       219,141             -         228,891
     Corporate Bonds, Notes & Senior Floating
     Rate Interests                                          -    38,662,337     4,586,650      43,248,987
     Short Term Investments                          9,998,920     3,933,298             -      13,932,218
                                                ----------------------------------------------------------
     Total Investments in Securities            $  430,920,821  $ 42,814,776  $ 37,576,175  $  511,311,772
                                                ==========================================================
   Forward Exchange Contracts                   $            -  $  1,372,142  $          -  $    1,372,142
LIABILITIES:
   Securities Sold Short                             1,485,081             -             -       1,485,081
   Forward Exchange Contracts                                -     5,510,671             -       5,510,671
MUTUAL GLOBAL DISCOVERY FUND
ASSETS:
   Investments in Securities:
     Equity Investments:(a)
        Airlines                                $    3,752,649  $     41,496  $          -  $    3,794,145

        Auto Components                                       -             -    10,728,177          10,728,177
        Chemicals                                   115,264,320             -     2,857,538         118,121,858
        Computers & Peripherals                     201,808,704             -       464,250         202,272,954
        Consumer Finance                                      -             -     6,745,194           6,745,194
        Diversified Telecommunication Services      213,727,402     1,054,987             -(b)      214,782,389
        Insurance                                   449,194,494             -    43,463,181         492,657,675
        Machinery                                   201,579,715             -    22,912,070         224,491,785
        Media                                       376,329,674     2,272,392             -(b)      378,602,066
        Real Estate Management & Development        171,815,625             -    20,192,381         192,008,006
        All Other Equity Investments(c)           8,369,683,922             -             -       8,369,683,922
     Options Purchased                                2,829,760     8,811,715             -          11,641,475
     Corporate Bonds, Notes & Senior
        Floating Rate Interests                               -   462,377,364    17,355,864         479,733,228
   Corporate Bonds, Notes & Senior
        Floating Rate Interests in
        Reorganization                                        -     4,156,733           200           4,156,933
     Short Term Investments                       4,335,201,248    71,202,780             -       4,406,404,028
                                                ---------------------------------------------------------------
        Total Investments in Securities         $14,441,187,513  $549,917,467  $124,718,855     $15,115,823,835
                                                ===============================================================
   Forward Exchange Contracts                   $             -  $ 46,070,517  $          -     $    46,070,517
   Unfunded Loan Commitments                                  -        10,584             -              10,584
LIABILITIES:
   Options Written                                            -    47,162,445             -          47,162,445
   Securities Sold Short                            534,664,823             -             -         534,664,823
   Forward Exchange Contracts                                 -   172,488,394             -         172,488,394
MUTUAL INTERNATIONAL FUND
ASSETS:
   Investments in Securities:
     Equity Investments (a,c)                   $     6,129,192  $          -  $          -     $     6,129,192
     Corporate Bonds & Notes                                  -        59,654             -              59,654
     Short Term Investments                                   -       800,000             -             800,000
                                                ---------------------------------------------------------------
        Total Investments in Securities         $     6,129,192  $    859,654  $          -     $     6,988,846
                                                ===============================================================
   Forward Exchange Contracts                   $             -  $     21,210  $          -     $        21,210
LIABILITIES:
   Securities Sold Short                                 21,123             -             -              21,123
   Forward Exchange Contracts                                 -        97,235             -              97,235
MUTUAL QUEST FUND
ASSETS:
   Investments in Securities
   Equity Investments:(a)
     Airlines                                   $     3,302,943  $     16,939  $          -     $     3,319,882
     Auto Components                                          -             -     6,305,852           6,305,852
     Chemicals                                        8,296,018             -     3,022,299          11,318,317
     Commercial Banks                                88,250,384             -       902,179          89,152,563
     Computers & Peripherals                         88,268,567             -     1,300,577          89,569,144
     Consumer Finance                                 5,772,385             -     4,886,784          10,659,169
     Diversified Telecommunication Services          78,340,392     1,139,012             -(b)       79,479,404
     Insurance                                      250,330,598             -    80,610,465         330,941,063
     Machinery                                      105,745,936             -    19,440,736         125,186,672
     Media                                           22,828,223     1,960,764             -(b)       24,788,987

     Real Estate Management & Development            54,103,203             -    31,028,176          85,131,379
        All Other Equity Investments(c)           2,693,304,842             -             -       2,693,304,842
     Options Purchased                                1,613,200     2,120,458             -           3,733,658
     Corporate Bonds, Notes & Senior Floating
     Rate Interests                                           -   139,336,677    11,630,357         150,967,034
     Corporate Bonds, Notes & Senior Floating
     Rate Interests in Reorganization                         -    11,099,982           200          11,100,182
     Short Term Investments                       1,219,416,055    21,228,905             -       1,240,644,960
                                                ---------------------------------------------------------------
        Total Investments in Securities         $ 4,619,572,746  $176,902,737  $159,127,625     $ 4,955,603,108
                                                ===============================================================
     Forward Exchange Contracts                 $             -  $ 14,008,758  $          -     $    14,008,758
     Unfunded Loan Commitments                                -         3,628             -               3,628
LIABILITIES:
     Options Written                                  3,522,773    16,643,062             -          20,165,835
     Securities Sold Short                          190,854,444             -             -         190,854,444
     Forward Exchange Contracts                               -    44,443,444             -          44,443,444
MUTUAL SHARES FUND
ASSETS:
   Investments in Securities
   Equity Investments:(a)
     Airlines                                   $     4,816,263  $     66,809  $          -     $     4,883,072
     Auto Components                                 14,419,965             -    19,876,354(b)       34,296,319
     Chemicals                                      187,547,352             -     3,157,637         190,704,989
     Commercial Banks                               190,367,191             -    14,962,851(b)      205,330,042
     Computers & Peripherals                        234,743,656             -     2,424,039(b)      237,167,695
     Consumer Finance                                         -             -   140,969,685         140,969,685
     Diversified Telecommunication Services         546,554,495     2,437,373             -(b)      548,991,868
     Insurance                                    1,053,119,882             -       441,371       1,053,561,253
     Machinery                                       24,164,152             -    50,855,362(b)       75,019,514
     Media                                          730,403,233     4,960,239             -(b)      735,363,472
     Real Estate Management & Development            57,363,443             -    53,331,995         110,695,438
        All Other Equity Investments(c)           9,665,808,837             -             -       9,665,808,837
   Options Purchased                                  2,242,860             -             -           2,242,860
   Corporate Bonds, Notes & Senior Floating
   Rate Interests                                             -   586,548,912    49,546,161         636,095,073
   Corporate Bonds, Notes & Senior Floating
   Rate Interests in Reorganization                           -   110,275,788           425         110,276,213
   Short Term Investments                         1,109,665,550   118,309,199             -       1,227,974,749
                                                ---------------------------------------------------------------
     Total Investments in Securities            $13,821,216,879  $822,598,320  $335,565,880     $14,979,381,079
                                                ===============================================================
   Forward Exchange Contracts                   $             -  $ 39,171,918  $          -     $    39,171,918
   Unfunded Loan Commitments                                  -     2,109,283             -           2,109,283
LIABILITIES:
   Securities Sold Short                            288,176,894             -             -         288,176,894
   Forward Exchange Contracts                                 -    91,026,739             -          91,026,739

(a)   Includes common and preferred stock as well as other equity investments.

(b)   Includes securities determined to have no value at September 30, 2009.

(c) For detailed industry descriptions, see the accompanying Statements of Investments.

At September 30, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the funds' fair value, were as follows:

                                                                                                                     NET CHANGE IN
                                                                                                                      UNREALIZED
                                                                                                                     APPRECIATION
                                                        NET CHANGE IN                                               (DEPRECIATION)
                                                          UNREALIZED        NET       TRANSFER IN                   ATTRIBUTABLE TO
                               BEGINNING  NET REALIZED   APPRECIATION    PURCHASES   (OUT)OF LEVEL     ENDING      ASSETS STILL HELD
                                BALANCE    GAIN(LOSS)   (DEPRECIATION)    (SALES)          3          BALANCE        AT PERIOD END
MUTUAL BEACON FUND
ASSETS
Investments in Securities:
Equity Investments:(a)
Auto Components              $  5,470,297 $          -  $  2,397,425   $   (245,116) $          -  $  7,622,606    $      2,397,425
Chemicals                       3,149,637            -             -              -             -     3,149,637                   -
Commercial Banks                8,776,047            -    (6,515,514)     7,119,875             -     9,380,408          (6,515,514)
Computers & Peripherals                 -            -     1,473,635              -             -     1,473,635           1,473,635
Consumer Finance               14,444,319            -     1,870,318     35,461,038             -    51,775,675           1,870,318
Diversified
Telecommunication Services     24,316,695            -    14,534,385              -   (38,851,080)            -(b)                -
Health Care Providers &
Services                       20,437,039            -    (9,731,930)             -   (10,705,109)            -                   -
Insurance                      59,403,216            -    10,263,838              -             -    69,667,054          10,263,838
Machinery                               -            -   (22,005,180)    47,173,301             -    25,168,121         (22,005,180)
Metals & Mining                 2,825,020            -      (282,502)             -             -     2,542,518            (282,502)
Real Estate Management &
Development                    38,815,143            -    (1,162,737)             -             -    37,652,406          (1,162,737)
Corporate Bonds, Notes &
Senior Floating
Rate Interests                 51,521,796  (11,263,946)  (46,337,955)    24,953,768             -    18,873,663         (66,568,439)
Corporate Bonds, Notes &
Senior Floating
Rate Interests in
Reorganization                    919,813  (27,296,152)   32,764,058     (6,387,469)            -           250                   -
                             -------------------------------------------------------------------------------------------------------
Total                        $230,079,022 $(38,560,098) $(22,732,159)  $108,075,397  $(49,556,189) $227,305,973    $    (80,529,156)
                             =======================================================================================================
MUTUAL EUROPEAN FUND
ASSETS
Investments in Securities:
Equity Investments:(a)
Diversified
Telecommunication Services   $  4,632,137 $          -  $  2,768,887   $          -  $ (7,401,024) $          -    $              -
Insurance                          37,749            -        (2,680)             -             -        35,069              (2,680)
Oil, Gas & Consumable Fuels     8,492,240            -     2,443,202              -             -    10,935,442           2,443,202
Real Estate Management &
Development                       740,483            -       (22,182)             -             -       718,301             (22,182)
                             -------------------------------------------------------------------------------------------------------
Total                        $ 13,902,609 $          -   $ 5,187,227   $          -  $ (7,401,024) $ 11,688,812    $      2,418,340
                             =======================================================================================================

MUTUAL FINANCIAL SERVICES
FUND
ASSETS
Investments in Securities:
Equity Investments:(a)
Commercial Banks             $ 10,280,144 $          -   $(4,661,614)  $  3,227,000  $          -  $  8,845,530    $     (4,661,614)
Consumer Finance                1,480,253            -      (632,118)        48,173             -       896,308            (632,118)
Diversified Financial             855,396
Services                                             -      (172,410)     1,174,628             -     1,857,614            (172,410)
Insurance                      18,097,652            -     3,093,385              -             -    21,191,037           3,093,385
Real Estate Management &
Development                       413,550            -      (214,514)             -             -       199,036            (214,514)
Corporate Bonds, Notes &
Senior Floating
Rate Interests                  6,410,912   (1,314,600)    1,459,565     (1,969,227)            -     4,586,650            (875,351)
                             -------------------------------------------------------------------------------------------------------
Total                        $ 37,537,907 $ (1,314,600)  $(1,127,706)  $  2,480,574  $          -  $ 37,576,175    $     (3,462,622)
                             =======================================================================================================

MUTUAL GLOBAL DISCOVERY FUND
ASSETS
Investments in Securities:
Equity Investments:(a)
Auto Components              $  7,959,761 $          -   $ 3,163,863   $   (395,447) $          -  $ 10,728,177    $      3,163,863
Chemicals                       2,857,538            -             -              -             -     2,857,538                   -
Computers & Peripherals                 -            -       464,250              -             -       464,250             464,250
Consumer Finance               10,830,419            -    (4,410,682)       325,457             -     6,745,194          (4,410,682)
Diversified
Telecommunication Services     18,393,238            -    10,989,425              -   (29,382,663)            -(b)                -
Food Products                      32,237            -        (6,261)             -       (25,976)            -                   -
Health Care Providers &
Services                       14,156,073            -       674,099              -   (14,830,172)            -
Insurance                      37,387,506            -     6,075,675              -             -    43,463,181           6,075,675
Machinery                               -            -   (20,033,019)    42,945,089             -    22,912,070         (20,033,019)

Real Estate Management &
Development                   20,815,938              -       (623,557)             -               -    20,192,381        (623,557)
Corporate Bonds, Notes &
Senior Floating Rate
Interests                     82,052,763    (23,284,992)    30,031,870    (71,443,777)              -    17,355,864     (11,223,946)
Corporate Bonds, Notes &
Senior Floating  Rate
Interests in Reorganization      837,315    (24,848,297)    29,826,450     (5,815,268)              -           200               -
                            -------------------------------------------------------------------------------------------------------
Total                       $195,322,788  $ (48,133,289) $  56,152,113  $ (34,383,946) $  (44,238,811) $124,718,855    $(26,587,416)
                            =======================================================================================================
MUTUAL QUEST FUND
ASSETS
Investments in Securities:
Equity Investments:(a)
Auto Components             $  4,503,678  $           -  $   1,999,488  $    (197,314) $            -  $  6,305,852    $  1,999,488
Chemicals                      3,022,299              -              -              -               -     3,022,299               -
Commercial Banks               4,998,809                    (4,096,630)             -               -       902,179      (4,096,630)
Computers & Peripherals                -                     1,300,577              -               -     1,300,577       1,300,577
Consumer Finance               7,131,508              -     (2,394,829)       150,105               -     4,886,784      (2,394,829)
Diversified
 Telecommunication Services   20,191,643              -     12,050,247              -     (32,241,890)            -(b)            -
Food Products                      9,578              -         (1,860)             -          (7,718)            -               -
Health Care Providers &
Services                      18,010,662              -        857,650              -     (18,868,312)            -               -
Insurance                     68,930,052              -     11,680,413              -               -    80,610,465      11,680,413
Machinery                              -              -    (16,997,029)    36,437,765               -    19,440,736     (16,997,029)
Real Estate Management &
Development                   31,986,351              -       (958,175)             -               -    31,028,176        (958,175)
Corporate Bonds, Notes &
Senior Floating Rate
Interests                     37,812,784     (9,104,624)     9,604,645    (26,682,448)              -    11,630,357      (6,299,628)
Corporate Bonds, Notes &
Senior Floating Rate
Interests in Reorganization      710,485    (21,084,384)    25,307,463     (4,933,364)              -           200               -
                            -------------------------------------------------------------------------------------------------------
Total                       $197,307,849  $ (30,189,008) $  38,351,960  $   4,774,744  $  (51,117,920) $159,127,625    $(15,765,813)
                            =======================================================================================================
MUTUAL SHARES FUND
ASSETS
Investments in Securities:
Equity Investments:(a)
Auto Components             $ 14,546,880  $           -  $   6,025,783  $    (696,309) $            -  $ 19,876,354(b) $  6,025,783
Chemicals                      3,157,637              -              -              -               -     3,157,637               -
Commercial Banks                       -              -        292,851     14,670,000               -    14,962,851(b)      292,851
Computers & Peripherals                -              -      2,424,039              -               -     2,424,039(b)    2,424,039
Consumer Finance              39,327,475              -     58,300,070     43,342,140               -   140,969,685      58,300,070
Diversified Financial
Services                       6,655,530              -     (6,655,530)             -               -             -(b)   (6,655,530)
Diversified
Telecommunication Services    42,261,192              -     25,259,361              -     (67,520,553)            -(b)            -
Health Care Providers &
Services                      35,662,264              -      4,926,786              -     (40,589,050)            -               -
Insurance                        475,107              -        (33,736)             -               -       441,371         (33,736)
Machinery                              -              -    (44,464,892)    95,320,254               -    50,855,362(b)  (44,464,892)
Real Estate Management &
Development                   54,978,930              -     (1,646,935)                             -    53,331,995      (1,646,935)
Corporate Bonds, Notes &
Senior Floating Rate
Interests                    247,021,002    (35,845,560)    50,571,249   (212,200,530)              -    49,546,161     (20,955,251)
Corporate Bonds, Notes &
Senior Floating  Rate
Interests in Reorganization    1,858,494    (55,153,784)      66203053    (12,907,338)              -           425               -
                            -------------------------------------------------------------------------------------------------------
Total                       $445,944,511  $ (90,999,344) $ 161,202,099  $ (72,471,783) $ (108,109,603) $335,565,880    $ (6,713,601)
                            =======================================================================================================



(a)   Includes common and preferred stock as well as other equity investments

(b)   Includes securities determined to have no value at September 30, 2009

9.    SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through November 20, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUNDS


By /s/LAURA F. FERGERSON
  -----------------------------
     Laura F. Fergerson
     Chief Executive Officer -
      Finance and Administration
     Date  November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  -----------------------------
     Laura F. Fergerson
     Chief Executive Officer -
      Finance and Administration
     Date  November 25, 2009


By /s/MATTHEW T. HINKLE
 ------------------------------
     Matthew T. Hinkle
     Chief Financial Officer and
      Chief Accounting Officer
     Date  November 25, 2009